UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Peter T. Fariel, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BofATM Funds

Annual Report

August 31, 2010

BofA California Tax-Exempt Reserves
(formerly Columbia California Tax-Exempt Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Fund Governance	29

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.80	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.69	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.49	1.71	1.73	0.34
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2010

Municipal Bonds – 94.8%
	Par ($)	Value ($)
California – 93.3%
CA ABAG Finance Authority for Nonprofit Corps.
On Lok Senior Health Services,
Series 2008, LOC: Wells Fargo Bank N.A. 0.240% 08/01/38 (09/02/10) (a)(b)	1,085,000	1,085,000
CA Alameda County Industrial Development Authority
Series A,
LOC: Union Bank N.A. 0.300% 10/08/10	5,800,000	5,800,000
CA Antelope Valley-East Kern Water Agency
Series 2008,
LOC: Wells Fargo Bank N.A. 0.240% 06/01/37 (09/02/10) (b)(c)	4,500,000	4,500,000
CA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust: 0.300% 09/01/22 (09/02/10) (a)(b)	9,130,000	9,130,000
0.300% 01/01/28 (09/02/10) (a)(b)	12,115,000	12,115,000
0.330% 02/01/24 (09/02/10) (a)(b)	16,885,000	16,885,000
CA Berkeley
Berkeley YMCA,
Series 2008, LOC: Wells Fargo Bank N.A. 0.240% 07/01/38 (09/02/10) (a)(b)	2,100,000	2,100,000
CA Contra Costa County
Series 2007, AMT,
GTY AGMT: Goldman Sachs 0.300% 07/01/47 (09/02/10) (a)(b)	12,495,000	12,495,000
CA Corona
Country Hills Apartments,
Series 1995 A, LIQ FAC: FHLMC 0.260% 02/01/25 (09/02/10) (a)(b)	5,995,000	5,995,000

	Par ($)	Value ($)
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, LIQ FAC: FNMA 0.260% 10/15/29 (09/02/10) (b)(c)	6,700,000	6,700,000
CA Department of Water Resources
Series 2009,
LIQ FAC: Morgan Stanley Bank 0.300% 12/01/28 (09/02/10) (a)(b)(d)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.290% 08/01/29 (09/02/10) (a)(b)	10,000,000	10,000,000
0.290% 02/01/37 (09/02/10) (a)(b)	10,000,000	10,000,000
0.300% 09/01/36 (09/02/10) (a)(b)	20,000,000	20,000,000
Series 2008:
GTY AGMT: Deutsche Bank AG: 0.300% 04/01/48 (09/02/10) (a)(b)(d)	3,399,000	3,399,000
0.300% 09/01/29 (09/02/10) (a)(b)	4,025,000	4,025,000
0.300% 06/01/35 (09/02/10) (a)(b)	1,640,000	1,640,000
0.300% 11/01/38 (09/02/10) (a)(b)	2,695,000	2,695,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.250% 12/01/19 (09/02/10) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.250% 12/01/19 (09/02/10) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.290% 10/01/34 (09/02/10) (a)(b)	5,250,000	5,250,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Foothill-De Anza Community College District
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.300% 08/01/31 (09/02/10) (a)(b)	30,950,000	30,950,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Series 2001 A, LIQ FAC: FNMA 0.260% 02/15/31 (09/02/10) (a)(b)	5,095,000	5,095,000
CA Golden West Schools Financing Authority
Series 2005,
GTY AGMT: Dexia Credit Local 0.540% 09/01/24 (09/02/10) (a)(b)	5,595,000	5,595,000
CA Health Facilities Financing Authority
Adventist Health Systems West:
Series 2002 A, LOC: Wells Fargo Bank N.A. 0.190% 09/01/25 (09/01/10) (a)(b)	4,200,000	4,200,000
Series 2002 B, LOC: Wells Fargo Bank N.A. 0.190% 09/01/25 (09/01/10) (a)(b)	3,500,000	3,500,000
Series 2009 B, LOC: U.S. Bank N.A. 0.220% 09/01/38 (09/01/10) (a)(b)	2,630,000	2,630,000
CA Housing Financing Agency Revenue
Series 2010,
GTY AGMT: Morgan Stanley Bank 0.370% 08/01/37 (09/02/10) (a)(b)(d)	31,950,000	31,950,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
LIQ FAC: FNMA 0.260% 08/01/26 (09/02/10) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Goodwill Industries Orange County,
Series 2006, LOC: Wells Fargo Bank N.A. 0.340% 03/01/31 (09/02/10) (a)(b)	1,625,000	1,625,000

	Par ($)	Value ($)
J Paul Getty Trust:
Series 2003 D, 0.200% 04/01/33 (09/01/10) (b)(c)	11,125,000	11,125,000
Series 2007 A2 J, 0.180% 10/01/47 (09/01/10) (b)(c)	16,200,000	16,200,000
Orange County Performing Arts,
Series 2008 B, LOC: Wells Fargo Bank N.A. 0.240% 07/01/34 (09/02/10) (a)(b)	8,750,000	8,750,000
Pacific Gas & Electric Co.:
Series 2009 A, LOC: Wells Fargo Bank N.A. 0.220% 11/01/26 (09/01/10) (a)(b)	1,590,000	1,590,000
Series 2009 B, LOC: Wells Fargo Bank N.A. 0.220% 11/01/26 (09/01/10) (a)(b)	5,000,000	5,000,000
Series 2009 D, LOC: Wells Fargo Bank N.A. 0.190% 12/01/16 (09/01/10) (a)(b)	11,250,000	11,250,000
Pueblo Serra Worship Holdings,
Series 2009, LOC: Wells Fargo Bank N.A. 0.240% 09/01/34 (09/02/10) (a)(b)	25,200,000	25,200,000
CA Inland Valley Development Agency
Series 1997,
LOC: Union Bank N.A. 0.280% 03/01/27 (09/01/10) (a)(b)	9,610,000	9,610,000
CA Kern Water Bank Authority
Series 2003 A,
LOC: Wells Fargo Bank N.A. 0.240% 07/01/28 (09/02/10) (a)(b)	2,000,000	2,000,000
CA Loma Linda Hospital Revenue
Loma Linda University Medical Center,
Series 2007 B-1, LOC: Union Bank N.A. 0.270% 12/01/37 (09/02/10) (a)(b)	28,685,000	28,685,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles County Metro Transportation
Series A,
LOC: Barclays Bank PLC 0.270% 09/07/10	2,000,000	2,000,000
CA Los Angeles County
Series 2010,
2.000% 06/30/11	50,000,000	50,471,667
CA Los Angeles Department of Water & Power
Series 2001 B-2,
SPA: U.S. Bank N.A. 0.220% 07/01/35 (09/01/10) (a)(b)	12,800,000	12,800,000
CA Los Angeles Waste Water Systems
LOC: Wells Fargo Bank N.A. 0.300% 09/17/10	15,000,000	15,000,000
CA M-S-R Public Power Agency
Series 2008 M,
LOC: Dexia Credit Local 0.290% 07/01/22 (09/01/10) (a)(b)	24,600,000	24,600,000
CA Metropolitan Water District of Southern California
Series 2000 B-3,
SPA: BNP Paribas 0.230% 07/01/35 (09/01/10) (a)(b)	12,600,000	12,600,000
Series 2001 C2,
SPA: Lloyds TSB Bank PLC 0.230% 07/01/36 (09/01/10) (a)(b)	7,200,000	7,200,000
Series 2010 A,
0.200% 10/01/29 (09/02/10) (b)(c)	45,405,000	45,405,000
CA Northern California Gas Authority No. 1
Series 2007,
GTY AGMT: Goldman Sachs 0.300% 07/01/27 (09/02/10) (a)(b)	7,550,000	7,550,000
CA Oakland Redevelopment Agency
Multi-Family Housing,
Series 2005, AMT, LIQ FAC: FHLMC 0.390% 10/01/50 (09/02/10) (a)(b)	20,000,000	20,000,000

	Par ($)	Value ($)
CA Oakland-Alameda County Coliseum Authority Lease
Series 2000 C-1,
LOC: Bank of New York, LOC: California State Teachers Retirement System 0.310% 02/01/25 (09/01/10) (a)(b)	10,000,000	10,000,000
CA Orange County
Series 2010 A,
2.000% 05/13/11	10,000,000	10,113,818
CA Oxnard Financing Authority
Series 2008 A,
LOC: Societe Generale 0.300% 06/01/34 (09/02/10) (a)(b)	9,710,000	9,710,000
CA Pittsburg Redevelopment Agency
Series 2004 A,
LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.240% 09/01/35 (09/01/10) (a)(b)	6,060,000	6,060,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Co.:
Series 1996 F, LOC: JPMorgan Chase Bank 0.220% 11/01/26 (09/01/10) (a)(b)	37,100,000	37,100,000
Series 1996, LOC: JPMorgan Chase Bank 0.250% 11/01/26 (09/01/10) (a)(b)	13,180,000	13,180,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
LIQ FAC: FHLMC 0.390% 10/01/31 (09/02/10) (a)(b)	15,065,000	15,065,000
LIQ FAC: FHLMC 0.390% 12/01/46 (09/02/10) (a)(b)	20,000,000	20,000,000
Series 2007:
GTY AGMT: Dexia Credit Local 0.540% 02/01/18 (09/02/10) (a)(b)	5,620,000	5,620,000
Insured: FGIC, GTY AGMT: Dexia Credit Local 0.540% 12/01/35 (09/02/10) (a)(b)	10,300,000	10,300,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
LOC: Dexia Credit Local 0.540% 03/01/16 (09/02/10) (a)(b)	13,245,000	13,245,000
Series 2008, AMT,
GTY AGMT: FHLMC 0.390% 05/01/44 (09/02/10) (a)(b)	12,155,000	12,155,000
CA Sacramento County Sanitation District
Series 2008 A,
LOC: Societe Generale: 0.300% 12/01/35 (09/02/10) (a)(b)	14,800,000	14,800,000
0.300% 12/01/35 (09/02/10) (a)(b)(d)	2,500,000	2,500,000
CA Sacramento Municipal Utility District
Series J,
LOC: Bank of New York, LOC: California State Teachers Retirement System 0.280% 09/07/10	51,000,000	51,000,000
CA Sacramento Suburban Water District
Series 2009 A,
LOC: Sumitomo Mitsui Banking 0.250% 11/01/34 (09/01/10) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
Multi-Family Housing:
Indian Knoll Apartments, Series 1985 A, LIQ FAC: FNMA 0.280% 05/15/31 (09/01/10) (a)(b)	3,850,000	3,850,000
Reche Canyon Apartments, Series 1985 B, LIQ FAC: FNMA 0.280% 05/15/30 (09/01/10) (a)(b)	3,500,000	3,500,000
CA San Francisco City & County Airport Commission
Series 2010 A2,
LOC: JPMorgan Chase Bank 0.300% 05/01/30 (09/01/10) (a)(b)	44,000,000	44,000,000

	Par ($)	Value ($)
CA San Francisco City & County Redevelopment Agency
South Harbor Project,
Series 1986, LOC: Dexia Credit Local 0.600% 12/01/16 (09/01/10) (a)(b)	5,000,000	5,000,000
CA San Jose Redevelopment Agency Multi-Family Housing
Series 2010,
GTY AGMT: Citibank N.A. 0.400% 09/01/12 (09/02/10) (a)(b)(d)	17,220,000	17,220,000
CA Southern Public Power Authority
Power Project Revenue,
Series 1991, LOC: Lloyds TSB Bank PLC 0.280% 07/01/19 (09/01/10) (a)(b)	6,300,000	6,300,000
CA Statewide Communities Development Authority
Kaiser Permanente:
Series B-5, 0.340% 01/27/11	30,000,000	30,000,000
Series 09-D, 0.400% 12/08/10	15,000,000	15,000,000
Hanna Boys Center,
Series 2002, LOC: Northern Trust Co. 0.300% 12/31/32 (09/01/10) (a)(b)	5,000,000	5,000,000
John Muir Health,
Series 2008 A, LOC: UBS AG 0.190% 08/15/36 (09/01/10) (a)(b)	4,700,000	4,700,000
Kaiser Foundation Hospitals,
Series 2009 C1, 0.260% 04/01/46 (09/01/10) (b)(c)	48,780,000	48,780,000
NMS Broadway LP,
Series 2010 A, LOC: FHLB 0.270% 04/01/50 (09/02/10) (a)(b)	4,800,000	4,800,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank N.A. 0.330% 02/01/35 (09/02/10) (a)(b)	13,415,000	13,415,000

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 14-G,
GTY AGMT: Goldman Sachs 0.300% 05/15/25 (09/02/10) (a)(b)	10,045,000	10,045,000
CA State
Series 2004 A1,
LOC: Citibank N.A., LOC: California State Teachers Retirement System 0.250% 05/01/34 (09/01/10) (a)(b)	29,925,000	29,925,000
Series 2004 B2,
LOC: Citibank N.A. 0.230% 05/01/34 (09/01/10) (a)(b)	16,230,000	16,230,000
Series 2004 B3,
LOC: Citibank N.A. 0.230% 05/01/34 (09/01/10) (a)(b)	19,680,000	19,680,000
Series 2004 C4,
LOC: JPMorgan Chase Bank 0.230% 07/01/23 (09/01/10) (a)(b)	4,600,000	4,600,000
Series 2004,
GTY AGMT: Dexia Credit Local 0.540% 04/01/17 (09/02/10) (a)(b)	6,000,000	6,000,000
Series 2005 A-2,
LOC: Calyon Bank 0.270% 05/01/40 (09/01/10) (a)(b)	26,000,000	26,000,000
Series 2005,
GTY AGMT: Dexia Credit Local 0.540% 02/01/25 (09/02/10) (a)(b)	10,375,000	10,375,000
Series 2008,
LOC: Dexia Credit Local 0.400% 08/01/27 (09/02/10) (a)(b)	26,455,000	26,455,000
CA Union City
Multi-Family Housing,
Series 2007, GTY AGMT: Goldman Sachs 0.300% 12/15/26 (09/02/10) (a)(b)	7,970,000	7,970,000

	Par ($)	Value ($)
CA University of California
Series 2008,
LIQ FAC: Citibank N.A. 0.300% 05/15/31 (09/02/10) (a)(b)	6,880,000	6,880,000
CA West Hills Community College District
Series 2008,
LOC: Union Bank N.A. 0.340% 07/01/33 (09/01/10) (a)(b)	15,025,000	15,025,000
California Total		1,182,554,485
Puerto Rico – 0.3%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.570% 08/01/42 (09/02/10) (a)(b)	3,750,000	3,750,000
Puerto Rico Total		3,750,000
Utah – 1.2%
UT Transit Authority
Series 2006 A,
LOC: Fortis Bank SA 0.250% 06/15/36 (09/01/10) (a)(b)	14,700,000	14,700,000
Utah Total		14,700,000
Total Municipal Bonds (cost of $1,201,004,485)		1,201,004,485
Municipal Preferred Stocks – 5.2%
California – 5.2%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 1, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(d)	15,000,000	15,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 1, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(d)	34,900,000	34,900,000

See Accompanying Notes to Financial Statements.

6

BofA California Tax-Exempt Reserves

August 31, 2010

	Par ($)	Value ($)
CA Nuveen Insured Premium Income Municipal Fund, Inc.
Series 1, AMT,
LIQ FAC: Deutsche Bank A.G. 0.490% 03/01/40 (09/02/10) (a)(b)(d)	16,200,000	16,200,000
California Total		66,100,000
Total Municipal Preferred Stocks (cost of $66,100,000)		66,100,000
Total Investments – 100.0% (cost of $1,267,104,485) (e)		1,267,104,485
Other Assets & Liabilities, Net – 0.0%		131,443
Net Assets – 100.0%		1,267,235,928

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2010.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $133,079,000, which represents 10.5% of net assets.

(e)  Cost for federal income tax purposes is $1,267,104,485.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Municipal Bonds	94.8
Municipal Preferred Stocks	5.2
	100.0
Other Assets & Liabilities, Net	0.0	*
	100.0

* Rounds to less than 0.01%.

Acronym	Name
AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2010

Assets	Investments, at amortized cost approximating value	$1,267,104,485
	Cash	4,853
	Interest receivable	667,336
	Expense reimbursement due from investment advisor	21,875
	Prepaid expenses	9,406
	Total Assets	1,267,807,955
Liabilities	Payable for:
	Distributions	34,568
	Investment advisory fee	189,990
	Administration fee	39,002
	Pricing and bookkeeping fees	24,155
	Transfer agent fee	7,055
	Trustees' fees	54,183
	Custody fee	4,837
	Distribution and service fees	75,577
	Shareholder administration fee	40,098
	Chief compliance officer expenses	1,418
	Other liabilities	101,144
	Total Liabilities	572,027
	Net Assets	1,267,235,928
Net Assets Consist of	Paid-in capital	1,267,559,626
	Undistributed net investment income	696,642
	Accumulated net realized loss	(1,020,340)
	Net Assets	1,267,235,928
Capital Class Shares	Net assets	$193,989,488
	Shares outstanding	194,007,867
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$311,692,239
	Shares outstanding	311,722,389
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$903
	Shares outstanding	903
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$217,843,035
	Shares outstanding	217,863,167
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$5,178,293
	Shares outstanding	5,178,763
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$273,194,151
	Shares outstanding	273,219,210
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$265,337,819
	Shares outstanding	265,361,902
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	7,337,700
Expenses	Investment advisory fee	3,160,445
	Administration fee	1,966,968
	Distribution fee:
	Investor Class Shares	145,448
	Daily Class Ssares	2,329,296
	Service fee:
	Liquidity Class Shares	219
	Adviser Class Shares	561,549
	Investor Class Shares	363,620
	Daily Class Shares	1,663,783
	Shareholder administration fee:
	Trust Class Shares	417,171
	Institutional Class Shares	158,150
	Pricing and bookkeeping fees	204,603
	Transfer agent fee	25,650
	Trustees' fees	45,740
	Custody fee	29,848
	Chief compliance officer expenses	4,432
	Treasury temporary guarantee program fee	103,358
	Other expenses	263,710
	Total Expenses	11,443,990
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,486,821)
	Fees waived by distributor:
	Trust Class Shares	(18,489)
	Liquidity Class Shares	(21)
	Adviser Class Shares	(239,206)
	Investor Class Shares	(299,275)
	Daily Class Shares	(3,046,149)
	Institutional Class Shares	(782)
	Fees waived by shareholder service provider—Liquidity Class Shares	(87)
	Expense reductions	(427)
	Net Expenses	6,352,733
	Net Investment Income	984,967
	Net realized gain on investments	368,838
	Net Increase Resulting from Operations	1,353,805

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2010 ($)	2009 ($)
Operations	Net investment income	984,967	38,449,047
	Net realized gain (loss) on investments	368,838	(1,168,873)
	Net increase resulting from operations	1,353,805	37,280,174
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(372,250)	(7,963,211)
	Trust Class Shares	(200,154)	(6,751,850)
	Liquidity Class Shares	(14)	(100,321)
	Adviser Class Shares	(930)	(5,351,018)
	Investor Class Shares	—	(1,960,580)
	Daily Class Shares	—	(9,718,849)
	Institutional Class Shares	(411,835)	(6,603,218)
	Total distributions to shareholders	(985,183)	(38,449,047)
	Net Capital Stock Transactions	(1,677,387,496)	(2,357,921,639)
	Total decrease in net assets	(1,677,018,874)	(2,359,090,512)
Net Assets	Beginning of period	2,944,254,802	5,303,345,314
	End of period	1,267,235,928	2,944,254,802
	Undistributed net investment income at end of period	696,642	972,012

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	687,307,287	687,307,287	1,358,516,302	1,358,516,302
Distributions reinvested	250,428	250,427	5,523,559	5,523,559
Redemptions	(860,060,637)	(860,060,637)	(1,854,843,684)	(1,854,843,684)
Net decrease	(172,502,922)	(172,502,923)	(490,803,823)	(490,803,823)
Trust Class Shares
Subscriptions	486,529,826	486,529,826	694,589,205	694,589,205
Distributions reinvested	6,204	6,204	167,154	167,154
Redemptions	(760,807,496)	(760,807,496)	(870,655,288)	(870,655,288)
Net decrease	(274,271,466)	(274,271,466)	(175,898,929)	(175,898,929)
Liquidity Class Shares
Subscriptions	—	—	6,618,121	6,618,121
Distributions reinvested	10	10	92,116	92,116
Redemptions	(476,999)	(476,999)	(39,470,120)	(39,470,120)
Net decrease	(476,989)	(476,989)	(32,759,883)	(32,759,883)
Adviser Class Shares
Subscriptions	450,410,930	450,410,930	547,664,282	547,664,282
Distributions reinvested	929	929	5,350,155	5,350,155
Redemptions	(541,797,001)	(541,797,001)	(917,679,333)	(917,679,333)
Net decrease	(91,385,142)	(91,385,142)	(364,664,896)	(364,664,896)
Investor Class Shares
Subscriptions	430,734,009	430,734,009	623,579,995	623,579,995
Distributions reinvested	—	—	1,959,724	1,959,724
Redemptions	(614,489,728)	(614,489,728)	(698,716,946)	(698,716,946)
Net decrease	(183,755,719)	(183,755,719)	(73,177,227)	(73,177,227)
Daily Class Shares
Subscriptions	637,297,786	637,297,787	1,781,303,199	1,781,303,199
Distributions reinvested	—	—	9,718,848	9,718,848
Redemptions	(1,409,860,728)	(1,409,860,729)	(2,517,314,681)	(2,517,314,682)
Net decrease	(772,562,942)	(772,562,942)	(726,292,634)	(726,292,635)
Institutional Class Shares
Subscriptions	517,135,750	517,135,750	897,574,191	897,574,191
Distributions reinvested	398,282	398,283	6,600,718	6,600,718
Redemptions	(699,966,348)	(699,966,348)	(1,398,499,155)	(1,398,499,155)
Net decrease	(182,432,316)	(182,432,315)	(494,324,246)	(494,324,246)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0014	0.0100	0.0242	0.0340	0.0139		0.0250
Less Distributions to Shareholders:
From net investment income	(0.0014)	(0.0100)	(0.0242)	(0.0340)	(0.0139)		(0.0250)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.14%	1.00%	2.45%	3.45%	1.40	%(f)	2.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20%	0.24%	0.20%	0.20%	0.20	%(h)	0.20%
Waiver/Reimbursement	0.08%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.14%	1.13%	2.37%	3.40%	3.32	%(h)	2.59%
Net assets, end of period (000s)	$193,989	$366,450	$857,425	$557,296	$509,181		$431,530

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005	0.0090	0.0232	0.0330	0.0135		0.0240
Less Distributions to Shareholders:
From net investment income	(0.0005)	(0.0090)	(0.0232)	(0.0330)	(0.0135)		(0.0240)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.05%	0.90%	2.35%	3.35%	1.36	%(f)	2.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.30%	0.34%	0.30%	0.30%	0.30	%(h)	0.30%
Waiver/Reimbursement	0.08%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.05%	0.96%	2.23%	3.30%	3.22	%(h)	2.41%
Net assets, end of period (000s)	$311,692	$585,899	$761,991	$525,007	$517,340		$470,430

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)	2009		2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0002	0.0085		0.0227	0.0325	0.0133		0.0235
Less Distributions to Shareholders:
From net investment income	(0.0002)	(0.0085)		(0.0227)	(0.0325)	(0.0133)		(0.0235)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.01%	0.85	%(f)	2.30%	3.30%	1.34	%(g)	2.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.33%	0.39%		0.35%	0.35%	0.35	%(i)	0.35%
Waiver/Reimbursement	0.20%	0.15%		0.15%	0.16%	0.16	%(i)	0.16%
Net investment income (h)	0.02%	1.79	%(f)	2.41%	3.27%	3.17	%(i)	2.39%
Net assets, end of period (000s)	$1	$478		$33,242	$66,038	$27,557		$35,797

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0076	0.0217	0.0315	0.0129		0.0225
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0076)	(0.0217)	(0.0315)	(0.0129)		(0.0225)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	—	%(g)	0.76%	2.20%	3.19%	1.30	%(h)	2.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.35%		0.48%	0.45%	0.45%	0.45	%(j)	0.45%
Waiver/Reimbursement	0.18%		0.06%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(g)	0.88%	2.09%	3.15%	3.08	%(j)	2.19%
Net assets, end of period (000s)	$217,843		$309,195	$674,000	$498,926	$376,973		$260,633

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0068	0.0207	0.0305	0.0125		0.0215
Less Distributions to Shareholders:
From net investment income	—	(0.0068)	(0.0207)	(0.0305)	(0.0125)		(0.0215)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.68%	2.09%	3.09%	1.25	%(f)	2.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.35%	0.56%	0.55%	0.55%	0.55	%(h)	0.55%
Waiver/Reimbursement	0.28%	0.08%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.77%	2.08%	3.05%	2.98	%(h)	2.13%
Net assets, end of period (000s)	$5,178	$188,904	$262,145	$289,499	$205,499		$225,846

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0054	0.0182	0.0280	0.0114		0.0190
Less Distributions to Shareholders:
From net investment income	—	(0.0054)	(0.0182)	(0.0280)	(0.0114)		(0.0190)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.54%	1.84%	2.84%	1.15	%(f)	1.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.35%	0.73%	0.80%	0.80%	0.80	%(h)	0.80%
Waiver/Reimbursement	0.53%	0.16%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.62%	1.76%	2.80%	2.73	%(h)	1.94%
Net assets, end of period (000s)	$273,194	$1,045,609	$1,772,303	$1,538,428	$1,394,667		$1,357,176

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0010	0.0096	0.0238	0.0336	0.0138		0.0246
Less Distributions to Shareholders:
From net investment income	(0.0010)	(0.0096)	(0.0238)	(0.0336)	(0.0138)		(0.0246)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.10%	0.96%	2.41%	3.41%	1.39	%(f)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.24%	0.28%	0.24%	0.24%	0.24	%(h)	0.24%
Waiver/Reimbursement	0.08%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.10%	1.04%	2.28%	3.34%	3.28	%(h)	2.63%
Net assets, end of period (000s)	$265,338	$447,721	$942,240	$540,951	$688,499		$660,513

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2010

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), formerly Columbia California Tax-Exempt Reserves, a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia California Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

19

BofA California Tax-Exempt Reserves, August 31, 2010

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

20

BofA California Tax-Exempt Reserves, August 31, 2010

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(275,154)	$—	$275,154

The tax character of distributions paid during the year ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Tax-Exempt Income	$985,063	$38,172,943
Ordinary Income*	120	276,104
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$731,210	$—	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2018	$1,020,340

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC) entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective

21

BofA California Tax-Exempt Reserves, August 31, 2010

upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia California Tax-Exempt Reserves	BofA California Tax-Exempt Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services

22

BofA California Tax-Exempt Reserves, August 31, 2010

provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

23

BofA California Tax-Exempt Reserves, August 31, 2010

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time. BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$1,486,821	$2,336,606	$2,513,573	$6,337,000	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

24

BofA California Tax-Exempt Reserves, August 31, 2010

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $427 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, 95.6% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2010, invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value

25

BofA California Tax-Exempt Reserves, August 31, 2010

per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $2,050,513 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves (formerly Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (a series of BofA Funds Series Trust) (formerly Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

27

Federal Income Tax Information (Unaudited) – BofA California Tax-Exempt Reserves

For the fiscal year ended August 31, 2010, 99.99% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

29

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

31

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72215-0810 (10/10) 10/F0T4A4

BofATM Funds

Annual Report

August 31, 2010

BofA Cash Reserves

(formerly Columbia Cash Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	29

Report of Independent Registered Public Accounting Firm	39

Federal Income Tax Information	40

Fund Governance	41

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.69	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.59	1.61	1.63	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.59	1.61	1.63	0.32
Class B Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Class C Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Class Z Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,024.00	1.21	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.49	1.71	1.73	0.34

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2010

Certificates of Deposit – 30.3%
	Par ($)	Value ($)
Bank of Nova Scotia
0.450% 01/18/11	103,350,000	103,350,000
0.470% 09/01/10	147,000,000	147,000,000
Bank of Tokyo Mitsubishi Ltd./NY
0.550% 09/07/10	71,500,000	71,500,000
0.550% 09/10/10	112,000,000	112,000,000
0.550% 09/21/10	251,000,000	251,000,000
0.550% 09/23/10	66,000,000	66,000,000
0.550% 09/24/10	160,000,000	160,000,000
Barclays Bank PLC
0.400% 09/13/10	154,750,000	154,750,000
0.420% 02/14/11	125,000,000	125,000,000
0.430% 02/15/11	56,000,000	56,000,000
0.460% 02/11/11	136,250,000	136,250,000
0.500% 10/06/10	313,000,000	313,000,000
0.500% 10/12/10	268,000,000	268,000,000
BNP Paribas
0.570% 09/02/10	170,600,000	170,600,000
0.590% 11/16/10	112,000,000	112,000,000
0.630% 09/13/10	262,000,000	262,000,000
0.630% 09/14/10	195,000,000	195,000,000
Caisse des Dépôts et Consignations
0.370% 12/01/10	134,000,000	134,000,000
0.420% 02/23/11	25,000,000	25,001,210
0.440% 02/18/11	219,000,000	219,010,319
0.450% 10/13/10	42,000,000	42,000,000
0.460% 10/15/10	102,000,000	102,000,000
0.470% 10/20/10	171,000,000	171,000,000
Commonwealth Bank of Australia
0.410% 10/01/10	169,000,000	169,001,407
Crédit Agricole CIB/NY
0.520% 10/25/10	173,250,000	173,250,000
0.520% 11/01/10	344,000,000	344,000,000
Crédit Agricole SA
0.210% 09/01/10	83,758,000	83,758,000
Crédit Industriel et Commercial
0.385% 11/10/10	60,000,000	60,000,000
0.390% 11/24/10	222,000,000	222,002,588
0.420% 11/16/10	100,000,000	100,002,109
0.430% 11/23/10	110,000,000	110,002,533
0.440% 11/08/10	95,000,000	95,000,000
Deutsche Bank AG
0.520% 09/15/10	56,400,000	56,400,000
HSBC Bank PLC
0.400% 10/06/10	111,000,000	111,000,000

	Par ($)	Value ($)
National Australia Bank Ltd.
0.435% 10/01/10	173,000,000	173,000,000
0.470% 09/30/10	40,000,000	40,000,644
Nordea Bank Finland PLC
0.510% 09/03/10	85,000,000	85,000,000
0.540% 01/10/11	134,000,000	134,000,000
Rabobank Nederland NV/NY
0.410% 02/04/11	21,000,000	21,000,000
0.570% 01/10/11	134,000,000	134,000,000
Sumitomo Mitsui Banking Corp./NY
0.490% 09/29/10	111,000,000	111,000,000
Svenska Handelsbanken
0.470% 09/22/10	89,000,000	89,002,074
0.480% 12/09/10	30,700,000	30,702,523
UBS AG/CT
0.390% 02/24/11	300,500,000	300,500,000
0.450% 10/20/10	216,800,000	216,800,000
0.470% 10/18/10	190,000,000	190,000,000
0.590% 09/17/10	83,500,000	83,500,000
Total Certificates of Deposit (cost of $6,529,383,407)		6,529,383,407
Commercial Paper (a) – 27.5%
American Honda Finance Corp.
0.370% 09/02/10	21,000,000	20,999,784
0.390% 09/21/10	42,000,000	41,990,900
Argento Variable Funding Co. LLC
0.320% 11/23/10 (b)	46,000,000	45,966,062
0.320% 11/29/10 (b)	70,750,000	70,694,029
0.325% 11/29/10 (b)	33,000,000	32,973,485
0.420% 11/08/10 (b)	10,000,000	9,992,067
Atlantis One Funding Corp.
0.370% 02/11/11 (b)	17,000,000	16,971,520
0.435% 10/01/10 (b)	72,000,000	71,973,900
0.550% 01/18/11 (b)	109,000,000	108,768,526
Cancara Asset Securitisation LLC
0.500% 10/18/10 (b)	124,000,000	123,919,056
Chariot Funding LLC
0.400% 10/13/10 (b)	38,250,000	38,232,150
0.430% 09/24/10 (b)	30,000,000	29,991,758
0.480% 01/21/11 (b)	62,000,000	61,882,613
Clipper Receivables Co. LLC
0.450% 10/07/10 (b)	90,000,000	89,959,500
0.450% 10/08/10 (b)	53,500,000	53,475,256

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2010

Commercial Paper (a) (continued)
	Par ($)	Value ($)
Coca-Cola Co.
0.370% 01/03/11 (b)	42,000,000	41,946,473
Edison Asset Securitization LLC
0.480% 09/20/10 (b)	27,873,000	27,865,939
Fairway Finance LLC
0.380% 10/12/10 (b)	1,000,000	999,567
0.490% 09/02/10 (b)	96,131,000	96,129,692
Falcon Asset Securitization Co. LLC
0.330% 02/17/11 (b)	89,000,000	88,862,124
0.420% 10/05/10 (b)	25,000,000	24,990,083
0.430% 09/24/10 (b)	20,000,000	19,994,506
0.450% 01/25/11 (b)	32,000,000	31,941,600
0.480% 01/21/11 (b)	71,000,000	70,865,573
FCAR Owner Trust
0.400% 11/01/10	10,000,000	9,993,222
0.500% 09/02/10	21,000,000	20,999,708
0.500% 10/01/10	432,500,000	432,319,792
0.500% 10/04/10	55,000,000	54,974,792
0.520% 09/01/10	48,000,000	48,000,000
0.520% 09/07/10	57,500,000	57,495,017
Gemini Securitization Corp. LLC
0.420% 10/22/10 (b)	3,000,000	2,998,215
0.500% 09/28/10 (b)	67,000,000	66,974,875
General Electric Capital Corp.
0.310% 03/01/11	52,000,000	51,918,952
0.370% 10/07/10	135,000,000	134,950,050
0.420% 10/01/10	48,000,000	47,983,200
0.430% 01/18/11	1,000,000	998,340
0.430% 01/20/11	99,000,000	98,833,267
0.460% 09/15/10	40,000,000	39,992,844
0.480% 09/02/10	73,400,000	73,399,021
0.500% 01/18/11	110,500,000	110,286,674
Gotham Funding Corp.
0.310% 12/01/10 (b)	60,000,000	59,952,983
0.320% 11/10/10 (b)	31,000,000	30,980,711
Grampian Funding LLC
0.330% 11/22/10 (b)	33,000,000	32,975,195
0.360% 11/16/10 (b)	135,000,000	134,897,400
0.370% 11/22/10 (b)	130,000,000	129,890,439
0.380% 11/10/10 (b)	115,000,000	114,915,028
0.450% 09/08/10 (b)	19,000,000	18,998,338
0.530% 10/18/10 (b)	22,400,000	22,384,500
Jupiter Securitization Co. LLC
0.330% 02/17/11 (b)	48,000,000	47,925,640
0.400% 10/08/10 (b)	10,000,000	9,995,889
0.480% 01/21/11 (b)	4,000,000	3,992,427

	Par ($)	Value ($)
Liberty Street Funding LLC
0.380% 10/18/10 (b)	92,000,000	91,954,358
0.400% 10/12/10 (b)	18,750,000	18,741,458
0.420% 09/24/10 (b)	15,000,000	14,995,975
0.470% 09/13/10 (b)	11,000,000	10,998,277
0.500% 09/03/10 (b)	28,750,000	28,749,201
LMA Americas LLC
0.340% 11/24/10 (b)	49,000,000	48,961,127
0.360% 11/24/10 (b)	15,000,000	14,987,400
Manhattan Asset Funding Co. LLC
0.330% 11/22/10 (b)	89,168,000	89,100,975
Market Street Funding Corp.
0.390% 10/13/10 (b)	29,650,000	29,636,509
0.400% 10/12/10 (b)	5,000,000	4,997,722
0.470% 09/14/10 (b)	50,000,000	49,991,514
0.480% 09/10/10 (b)	9,393,000	9,391,873
0.485% 09/13/10 (b)	18,060,000	18,057,080
0.500% 09/02/10 (b)	22,500,000	22,499,688
MetLife Short Term Funding LLC
0.340% 01/03/11 (b)	38,000,000	37,955,498
0.380% 12/28/10 (b)	88,000,000	87,890,391
0.490% 10/12/10 (b)	1,000,000	999,442
0.500% 10/04/10 (b)	86,000,000	85,960,583
0.500% 10/19/10 (b)	33,700,000	33,677,533
0.520% 09/13/10 (b)	31,000,000	30,994,627
0.530% 09/07/10 (b)	90,250,000	90,242,028
Nestle Capital Corp.
0.300% 09/07/10 (b)	146,000,000	145,992,700
0.310% 10/04/10 (b)	34,000,000	33,990,338
Nestle Finance International Ltd.
0.350% 10/12/10	41,000,000	40,983,657
Novartis Finance Corp.
0.260% 12/01/10 (b)	55,000,000	54,963,853
0.320% 02/09/11 (b)	57,000,000	56,918,427
Novartis Securities Investment Ltd.
0.260% 12/01/10 (b)	60,000,000	59,960,567
NRW.BANK
0.500% 10/06/10 (b)	111,000,000	110,946,042
Old Line Funding LLC
0.430% 10/01/10 (b)	55,000,000	54,980,292
0.480% 09/01/10 (b)	28,799,000	28,799,000
0.480% 09/02/10 (b)	76,180,000	76,178,984
Rabobank USA Financial Co.
0.360% 02/07/11	20,553,000	20,520,321
Royal Park Investments Funding Corp.
0.440% 10/25/10 (b)	54,000,000	53,964,360

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2010

Commercial Paper (a) (continued)
	Par ($)	Value ($)
Shell International Finance B.V.
0.450% 01/03/11 (b)	162,500,000	162,248,125
Straight-A Funding LLC
0.350% 10/12/10 (b)	2,000,000	1,999,203
0.390% 09/21/10 (b)	20,912,000	20,907,469
Thunder Bay Funding LLC
0.400% 10/06/10 (b)	15,060,000	15,054,143
0.480% 09/01/10 (b)	29,913,000	29,913,000
0.480% 09/02/10 (b)	45,086,000	45,085,399
0.480% 09/13/10 (b)	46,814,000	46,806,510
Total Capital Canada Ltd.
0.450% 09/01/10 (b)	53,000,000	53,000,000
0.470% 01/13/11 (b)	83,000,000	82,854,796
0.470% 01/14/11 (b)	29,000,000	28,948,888
Toyota Credit Canada, Inc.
0.290% 11/22/10	33,000,000	32,978,202
0.540% 09/22/10	15,000,000	14,995,275
0.570% 09/03/10	27,500,000	27,499,129
Toyota Credit de Puerto Rico, Inc.
0.340% 12/16/10	44,000,000	43,955,951
0.490% 10/18/10	27,500,000	27,482,408
0.520% 11/12/10	33,500,000	33,465,160
0.580% 09/07/10	28,500,000	28,497,245
Toyota Motor Credit Corp.
0.320% 12/14/10	192,000,000	191,822,507
0.470% 10/12/10	11,000,000	10,994,112
0.490% 11/12/10	50,000,000	49,951,000
0.500% 10/01/10	111,000,000	110,953,750
0.580% 09/13/10	44,000,000	43,991,493
0.580% 09/16/10	150,000,000	149,963,750
Variable Funding Capital Corp.
0.480% 09/01/10 (b)	47,000,000	47,000,000
Total Commercial Paper (cost of $5,939,761,997)		5,939,761,997
Government & Agency Obligations – 19.4%
U.S. Government Agencies – 14.0%
Federal Farm Credit Bank
0.431% 07/20/11 (10/20/10) (c)(d)	137,000,000	136,999,178
Federal Home Loan Bank
0.205% 02/11/11 (e)	120,356,000	120,244,286
0.218% 11/05/10 (e)	234,000,000	233,987,487
0.285% 10/29/10 (e)	109,100,000	109,098,930
Federal Home Loan Mortgage Corp.
0.210% 10/13/10 (e)	74,000,000	73,981,870
0.220% 02/22/11 (e)	60,000,000	59,936,200

	Par ($)	Value ($)
0.250% 01/18/11 (e)	50,000,000	49,951,736
0.250% 01/31/11 (e)	15,000,000	14,984,167
0.300% 11/23/10 (e)	121,885,000	121,800,696
0.310% 11/10/10 (e)	113,700,000	113,631,464
0.326% 02/01/11 (11/01/10) (c)(d)	350,000,000	350,017,772
0.525% 01/28/11 (10/30/10) (c)(d)	15,000,000	15,013,811
0.581% 04/07/11 (10/07/10) (c)(d)	500,400,000	500,472,876
0.607% 03/09/11 (09/09/10) (c)(d)	903,000,000	904,036,193
Federal National Mortgage Association
0.200% 01/18/11 (e)	90,000,000	89,930,500
0.210% 02/23/11 (e)	53,000,000	52,945,896
0.250% 10/01/10 (e)	30,500,000	30,493,646
0.250% 01/19/11 (e)	51,750,000	51,699,687
U.S. Government Agencies Total		3,029,226,395
U.S. Government Obligations – 5.4%
U.S. Treasury Bills
0.185% 02/24/11 (e)	127,500,000	127,384,683
0.205% 01/06/11 (e)	218,000,000	217,842,344
0.220% 12/30/10 (e)	109,000,000	108,920,067
0.230% 09/23/10 (e)	119,800,000	119,783,161
0.265% 10/07/10 (e)	142,000,000	141,962,370
U.S. Treasury Notes
0.875% 02/28/11	177,300,000	177,886,520
1.250% 11/30/10	70,000,000	70,171,141
2.000% 09/30/10	187,000,000	187,237,928
U.S. Government Obligations Total		1,151,188,214
Total Government & Agency Obligations (cost of $4,180,414,609)		4,180,414,609
Time Deposit – 1.8%
Societe Generale
0.230% 09/01/10	395,000,000	395,000,000
Total Time Deposit (cost of $395,000,000)		395,000,000
Municipal Bonds (d)(f) – 1.5%
Colorado – 0.6%
CO Colorado Springs
Series 2002 C,
SPA: State Street Bank & Trust Co. 0.290% 11/01/27 (09/02/10)	1,250,000	1,250,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2010

Municipal Bonds (d)(f) (continued)
	Par ($)	Value ($)
CO Housing & Finance Authority
Series 1996,
LIQ FAC: FNMA 0.280% 10/15/16 (09/01/10)	7,160,000	7,160,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.290% 05/01/41 (09/01/10)	3,000,000	3,000,000
Series 2002 A-1,
SPA: FHLB 0.290% 11/01/13 (09/01/10)	1,410,000	1,410,000
Series 2002,
LOC: FNMA, LOC: FHLMC 0.290% 11/01/36 (09/01/10)	4,430,000	4,430,000
Series 2003 A-2,
SPA: FHLB 0.260% 10/01/33 (09/01/10)	6,800,000	6,800,000
Series 2003 A-3,
SPA: FHLB 0.260% 10/01/33 (09/01/10)	10,310,000	10,310,000
Series 2003 A1,
LOC: FNMA, LOC: FHLMC 0.290% 11/01/30 (09/01/10)	2,255,000	2,255,000
Series 2004 A1,
SPA: FHLB 0.270% 10/01/34 (09/01/10)	21,710,000	21,710,000
Series 2005 B-1,
SPA: FHLB 0.290% 04/01/40 (09/01/10)	6,890,000	6,890,000
Series 2006 B1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/36 (09/01/10)	7,850,000	7,850,000
Series 2006 C1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/36 (09/01/10)	7,850,000	7,850,000

	Par ($)	Value ($)
Series 2006 CL1,
SPA: FHLB 0.260% 11/01/36 (09/01/10)	3,000,000	3,000,000
Series 2007 C1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/37 (09/01/10)	13,110,000	13,110,000
Series 2008 A1,
SPA: FHLB 0.290% 04/01/29 (09/01/10)	14,855,000	14,855,000
Series 2008 C1,
SPA: FHLB 0.280% 10/01/38 (09/01/10)	8,000,000	8,000,000
Colorado Total		119,880,000
Connecticut – 0.0%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.260% 11/15/38 (09/02/10)	4,145,000	4,145,000
Connecticut Total		4,145,000
Florida – 0.1%
FL Broward County
Embraer Aircraft Holding,
Series 2007 B, LOC: Citibank N.A. 0.260% 04/01/35 (09/01/10)	5,500,000	5,500,000
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Series 2007, LOC: TD Bank N.A. 0.220% 07/01/37 (09/02/10)	10,000,000	10,000,000
Florida Total		15,500,000
Idaho – 0.0%
ID Housing & Finance Association
Series 2007 F-2,
LIQ FAC: Lloyds TSB Bank PLC 0.260% 01/01/39 (09/01/10)	1,185,000	1,185,000
Idaho Total		1,185,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2010

Municipal Bonds (d)(f) (continued)
	Par ($)	Value ($)
Illinois – 0.0%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.260% 12/01/38 (09/01/10)	7,500,000	7,500,000
Illinois Total		7,500,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.310% 07/01/34 (09/02/10)	8,000,000	8,000,000
Series 2007 G,
SPA: FHLB 0.260% 01/01/38 (09/02/10)	2,890,000	2,890,000
Iowa Total		10,890,000
Kentucky – 0.1%
KY Housing Corp.
Series 2007 J,
SPA: Lloyds TSB Bank PLC 0.340% 07/01/37 (09/02/10)	7,100,000	7,100,000
Series 2007 O,
SPA: Lloyds TSB Bank PLC 0.340% 01/01/38 (09/02/10)	6,235,000	6,235,000
Kentucky Total		13,335,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.380% 01/01/26 (09/02/10)	3,000,000	3,000,000
Maryland Total		3,000,000
Michigan – 0.2%
MI Housing Development Authority
Series 2007 G,
SPA: Bank of Nova Scotia 0.260% 12/01/38 (09/01/10)	38,700,000	38,700,000
Michigan Total		38,700,000

	Par ($)	Value ($)
Minnesota – 0.0%
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.280% 05/01/26 (09/02/10)	1,395,000	1,395,000
MN Office of Higher Education
Series 2008 A,
LOC: U.S. Bank N.A. 0.280% 12/01/43 (09/02/10)	3,700,000	3,700,000
Minnesota Total		5,095,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.290% 06/01/41 (09/01/10)	4,000,000	4,000,000
New Hampshire Total		4,000,000
New Mexico – 0.0%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.280% 12/15/26 (09/02/10)	7,000,000	7,000,000
New Mexico Total		7,000,000
New York – 0.0%
NY New York City Housing Development Corp.
Series 2010 A,
LOC: JPMorgan Chase Bank 0.290% 01/01/16 (09/02/10)	9,600,000	9,600,000
New York Total		9,600,000
North Carolina – 0.0%
NC Catawba
Series 2009,
LOC: Branch Banking & Trust 0.380% 10/01/34 (09/02/10)	5,350,000	5,350,000
North Carolina Total		5,350,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2010

Municipal Bonds (d)(f) (continued)
	Par ($)	Value ($)
Oregon – 0.2%
OR Housing & Community Services Department
Series 2005 C, AMT,
SPA: State Street Bank & Trust Co. 0.300% 07/01/35 (09/01/10)	10,500,000	10,500,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co. 0.300% 07/01/36 (09/02/10)	5,000,000	5,000,000
Series 2006 F, AMT,
SPA: State Street Bank & Trust Co. 0.300% 07/01/37 (09/02/10)	20,000,000	20,000,000
Oregon Total		35,500,000
Texas – 0.1%
TX State
Series 2004,
SPA: State Street Bank & Trust Co. 0.290% 12/01/24 (09/07/10)	2,225,000	2,225,000
Series 2005 B,
SPA: National Australia Bank 0.290% 06/01/45 (09/02/10)	3,025,000	3,025,000
Series 2009,
SPA: JPMorgan Chase Bank 0.290% 06/01/31 (09/01/10)	9,700,000	9,700,000
Series 2010 B,
SPA: Sumitomo Mitsui Banking 0.290% 12/01/31 (09/01/10)	12,150,000	12,150,000
Texas Total		27,100,000
Virginia – 0.0%
VA Falls Church Economic Development Authority
Tax Analysts,
Series 2006 B, LOC: Citibank N.A. 0.280% 07/01/21 (09/01/10)	3,235,000	3,235,000
Virginia Total		3,235,000

	Par ($)	Value ($)
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.350% 09/01/27 (09/01/10)	13,500,000	13,500,000
0.350% 09/01/34 (09/01/10)	5,600,000	5,600,000
Wisconsin Total		19,100,000
Total Municipal Bonds (cost of $330,115,000)		330,115,000
Corporate Bond – 0.4%
U.S. Bank N.A./OH
0.250% 11/29/10	84,000,000	84,000,000
Total Corporate Bond (cost of $84,000,000)		84,000,000
Repurchase Agreements – 19.1%
Repurchase agreement with Barclays Capital, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Treasury obligations with various maturities to 11/15/39, market value $236,640,081 (repurchase proceeds $232,001,611)	232,000,000	232,000,000
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/38, market value $134,640,000 (repurchase proceeds $132,000,917)	132,000,000	132,000,000
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 02/15/20, market value $351,750,001 (repurchase proceeds $335,003,350)	335,000,000	335,000,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 08/30/10, due 11/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 06/15/20, market value $326,550,000 (repurchase proceeds $311,195,930)	311,000,000	311,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $43,860,083 (repurchase proceeds $43,000,287)	43,000,000	43,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/38, market value $285,600,000 (repurchase proceeds $280,001,944)	280,000,000	280,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.280%, collateralized by a commercial paper maturing 09/01/10, market value $127,720,001 (repurchase proceeds $124,000,964)	124,000,000	124,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 04/30/20, market value $70,350,000 (repurchase proceeds $67,000,614)	67,000,000	67,000,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 07/30/10, due 09/03/10 at 0.375%, collateralized by a corporate bond maturing 06/09/16, market value $163,056,875 (repurchase proceeds $156,056,875)	156,000,000	156,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/27/10 due 09/29/10, at 0.330%, collateralized by corporate bonds with various maturities to 01/09/17, market value $168,007,701 (repurchase proceeds $160,048,400)	160,000,000	160,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/40, market value $197,881,374 (repurchase proceeds $194,001,347)	194,000,000	194,000,000
Repurchase agreement with JPMorgan Chase, dated 08/17/10 due 09/16/10, at 0.370%, collateralized by corporate bonds with various maturities to 02/01/20, market value $97,127,011 (repurchase proceeds $92,529,472)	92,500,000	92,500,000
Repurchase agreement with JPMorgan Chase, dated 08/19/10, due 09/20/10 at 0.360%, collateralized by corporate bonds with various maturities to 11/15/19, market value $94,504,650 (repurchase proceeds $90,028,800)	90,000,000	90,000,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/37, market value $134,640,320 (repurchase proceeds $132,000,917)	132,000,000	132,000,000
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.380%, collateralized by corporate bonds with various maturities to 06/30/20, market value $174,303,862 (repurchase proceeds $166,001,153)	166,000,000	166,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/27, market value $100,984,558 (repurchase proceeds $99,000,660)	99,000,000	99,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/40, market value $248,989,009 (repurchase proceeds $244,001,694)	244,000,000	244,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.350%, collateralized by corporate bonds with various maturities to 04/21/20, market value $429,650,002 (repurchase proceeds $411,003,996)	411,000,000	411,000,000

	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Scotland, dated 08/31/10 due 09/01/10, at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/40, market value $200,940,807 (repurchase proceeds $197,001,368)	197,000,000	197,000,000
Repurchase agreement with Societe Generale, dated 08/31/10 due 09/01/10, at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/40, market value $402,900,001 (repurchase proceeds $395,002,743)	395,000,000	395,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/10, due 09/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 10/01/19, market value $16,800,805 (repurchase proceeds $16,000,147)	16,000,000	16,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/40, market value $259,082,213 (repurchase proceeds $254,001,764)	254,000,000	254,000,000
Total Repurchase Agreements (cost of $4,130,500,000)		4,130,500,000
Total Investments – 100.0% (cost of $21,589,175,013) (g)		21,589,175,013
Other Assets & Liabilities, Net – 0.0%		10,477,975
Net Assets – 100.0%		21,599,652,988

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2010

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $3,866,572,474, which represents 17.9% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(g)  Cost for federal income tax purposes is $21,589,175,013.

  The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The following table reconciles asset balances for the year ended August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Corporate Bonds	$435,096,338	$33,072,134	$380,777,324	$—	$(848,945,796)	$—	$—	$—
Capital Support Agreement	599,700,000	—	(599,700,000)	—	—	—	—	—
Total	$1,034,796,338	$33,072,134	$(218,922,676)	$—	$(848,945,796)	$—	$—	$—

The Fund's Capital Support Agreement was terminated effective October 8, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Certificates of Deposit	30.3
Commercial Paper	27.5
Government & Agency Obligations	19.4
Time Deposit	1.8
Municipal Bonds	1.5
Corporate Bond	0.4
	80.9
Repurchase Agreements	19.1
Other Assets & Liabilities, Net	0.00	*
	100.0

* Rounds to less than 0.1%.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	17,458,675,013
	Repurchase agreements, at cost approximating value	4,130,500,000
	Total investments, at cost approximating value	21,589,175,013
	Cash	494
	Cash at broker	66,000,000
	Receivable for:
	Fund shares sold	264,099
	Interest	9,246,579
	Expense reimbursement due from investment advisor	215,636
	Trustees' deferred compensation plan	115,337
	Prepaid expenses	153,864
	Total Assets	21,665,171,022
Liabilities	Payable for:
	Investments purchased	56,187,291
	Fund shares repurchased	1,354,260
	Distributions	698,967
	Investment advisory fee	2,790,338
	Administration fee	732,425
	Pricing and bookkeeping fees	25,064
	Transfer agent fee	93,165
	Trustees' fees	237,542
	Custody fee	160,432
	Distribution and service fees	2,067,774
	Shareholder administration fee	140,903
	Chief compliance officer expenses	6,520
	Reports to shareholders	801,551
	Trustees' deferred compensation plan	115,337
	Other liabilities	106,465
	Total Liabilities	65,518,034
	Net Assets	21,599,652,988
Net Assets Consist of	Paid-in capital	21,598,652,548
	Overdistributed net investment income	4,583,153
	Accumulated net realized loss	(3,582,713)
	Net Assets	21,599,652,988

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2010

Capital Class Shares	Net assets	$6,748,972,380
	Shares outstanding	6,748,949,801
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$946,913,509
	Shares outstanding	946,910,632
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$174,664,225
	Shares outstanding	174,663,680
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$4,362,142,986
	Shares outstanding	4,362,131,568
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$70,579,217
	Shares outstanding	70,579,024
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$7,097,156,816
	Shares outstanding	7,097,133,127
	Net asset value per share	$1.00
Class A Shares	Net assets	$56,305,345
	Shares outstanding	56,305,174
	Net asset value per share	$1.00
Class B Shares	Net assets	$11,630,011
	Shares outstanding	11,629,980
	Net asset value per share	$1.00
Class C Shares	Net assets	$8,704,958
	Shares outstanding	8,704,934
	Net asset value per share	$1.00
Class Z Shares	Net assets	$436,200,909
	Shares outstanding	436,199,670
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,672,273,399
	Shares outstanding	1,672,268,838
	Net asset value per share	$1.00
Marsico Shares	Net assets	$14,109,233
	Shares outstanding	14,109,195
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	92,197,901
Expenses	Investment advisory fee	41,090,150
	Administration fee	27,253,467
	Distribution fee:
	Investor Class Shares	272,478
	Daily Class Shares	34,832,345
	Class A Shares	244,116
	Class B Shares	225,958
	Class C Shares	109,476
	Service fee:
	Liquidity Class Shares	676,777
	Adviser Class Shares	12,974,208
	Investor Class Shares	681,195
	Daily Class Shares	24,880,247
	Class A Shares	610,294
	Class B Shares	75,320
	Class C Shares	36,491
	Marsico Shares	39,662
	Shareholder administration fee:
	Trust Class Shares	794,546
	Class A Shares	244,111
	Class B Shares	30,127
	Class C Shares	14,598
	Institutional Class Shares	790,761
	Marsico Shares	15,865
	Pricing and bookkeeping fees	197,687
	Transfer agent fee	1,107,932
	Trustees' fees	107,743
	Custody fee	938,763
	Chief compliance officer expenses	21,141
	Treasury temporary guarantee program fee	1,403,978
	Other expenses	3,341,690
	Total Expenses	153,011,126
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(19,267,225)
	Fees waived by distributor:
	Liquidity Class Shares	(75,259)
	Adviser Class Shares	(6,136,471)
	Daily Class Shares	(46,680,175)
	Trust Class Shares	(27,998)
	Investor Class Shares	(600,543)
	Class A Shares	(784,636)
	Class B Shares	(292,596)
	Class C Shares	(141,582)
	Marsico Shares	(34,426)
	Fees waived by shareholder service provider—Liquidity Class Shares	(270,711)
	Expense reductions	(4,681)
	Net Expenses	78,694,823
	Net Investment Income	13,503,078
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	33,139,299
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(599,700,000)
	Net change in unrealized appreciation (depreciation) on investments	712,350,572
	Net Gain	145,789,871
	Net Increase Resulting from Operations	159,292,949

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	13,503,078	412,310,703
	Net realized gain (loss) on investments	33,139,299	(691,458)
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(599,700,000)	522,300,000
	Net change in unrealized appreciation (depreciation) on investments	712,350,572	(469,739,987)
	Net increase resulting from operations	159,292,949	464,179,258
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(10,671,326)	(114,653,588)
	Trust Class Shares	(296,846)	(15,998,426)
	Liquidity Class Shares	(22,006)	(7,514,487)
	Adviser Class Shares	—	(111,418,883)
	Investor Class Shares	—	(4,972,233)
	Daily Class Shares	—	(109,380,955)
	Class A Shares	—	(4,461,844)
	Class B Shares	—	(241,826)
	Class C Shares	—	(105,466)
	Class Z Shares	(696,008)	(7,342,677)
	Institutional Class Shares	(1,816,683)	(36,028,070)
	Marsico Shares	—	(192,249)
	Total distributions to shareholders	(13,502,869)	(412,310,704)
	Net Capital Stock Transactions	(12,588,021,921)	(17,305,801,674)
	Contribution from advisor (See Note 3)	21,755,102	—
	Total decrease in Net assets	(12,420,476,739)	(17,253,933,120)
Net Assets	Beginning of period	34,020,129,727	51,274,062,847
	End of period	21,599,652,988	34,020,129,727
	Undistributed (Overdistributed) net investment income at end of period	4,583,153	(287,073)

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	25,504,477,332	25,504,477,332	33,074,351,160	33,074,351,160
Distributions reinvested	5,620,884	5,620,884	68,568,221	68,568,221
Redemptions	(28,217,670,079)	(28,217,670,079)	(34,274,552,135)	(34,274,552,135)
Net decrease	(2,707,571,863)	(2,707,571,863)	(1,131,632,754)	(1,131,632,754)
Trust Class Shares
Subscriptions	859,646,215	859,646,215	1,642,379,791	1,642,379,791
Proceeds received in connection with merger	301,962,695	301,962,695	—	—
Distributions reinvested	10,504	10,504	364,971	364,971
Redemptions	(1,154,227,205)	(1,154,227,205)	(2,432,056,175)	(2,432,056,175)
Net increase (decrease)	7,392,209	7,392,209	(789,311,413)	(789,311,413)
Liquidity Class Shares
Subscriptions	520,976,849	520,976,849	1,742,785,538	1,742,785,538
Distributions reinvested	20,456	20,456	6,782,187	6,782,187
Redemptions	(811,758,447)	(811,758,447)	(2,099,127,636)	(2,099,127,636)
Net decrease	(290,761,142)	(290,761,142)	(349,559,911)	(349,559,911)
Adviser Class Shares
Subscriptions	13,827,478,721	13,827,478,721	20,205,057,181	20,205,057,180
Distributions reinvested	—	—	24,564,416	24,564,416
Redemptions	(16,260,548,949)	(16,260,548,949)	(27,362,097,456)	(27,362,097,456)
Net decrease	(2,433,070,228)	(2,433,070,228)	(7,132,475,859)	(7,132,475,860)
Investor Class Shares
Subscriptions	464,840,381	464,840,381	727,124,312	727,124,312
Distributions reinvested	—	—	4,643,109	4,643,109
Redemptions	(777,073,731)	(777,073,731)	(1,048,383,901)	(1,048,383,901)
Net decrease	(312,233,350)	(312,233,350)	(316,616,480)	(316,616,480)
Daily Class Shares
Subscriptions	3,317,973,582	3,317,973,582	6,245,560,708	6,245,560,708
Distributions reinvested	—	—	109,379,566	109,379,566
Redemptions	(8,925,544,537)	(8,925,544,537)	(11,457,020,769)	(11,457,020,769)
Net decrease	(5,607,570,955)	(5,607,570,955)	(5,102,080,495)	(5,102,080,495)
Class A Shares
Subscriptions	345,002,959	345,002,959	680,833,781	680,833,782
Distributions reinvested	—	—	4,376,820	4,376,820
Redemptions	(672,613,405)	(672,613,405)	(996,397,567)	(996,397,567)
Net decrease	(327,610,446)	(327,610,446)	(311,186,966)	(311,186,965)
Class B Shares
Subscriptions	3,800,015	3,800,015	49,226,519	49,226,519
Distributions reinvested	—	—	210,420	210,420
Redemptions	(38,470,912)	(38,470,913)	(50,653,921)	(50,653,930)
Net decrease	(34,670,897)	(34,670,898)	(1,216,982)	(1,216,991)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class C Shares
Subscriptions	4,965,150	4,965,150	38,201,967	38,201,967
Distributions reinvested	—	—	95,677	95,677
Redemptions	(16,089,951)	(16,089,951)	(34,551,194)	(34,551,194)
Net increase (decrease)	(11,124,801)	(11,124,801)	3,746,450	3,746,450
Class Z Shares
Subscriptions	113,424,028	113,424,028	226,045,390	226,045,390
Distributions reinvested	671,003	671,003	7,116,621	7,116,621
Redemptions	(291,374,401)	(291,374,401)	(297,008,004)	(297,008,004)
Net decrease	(177,279,370)	(177,279,370)	(63,845,993)	(63,845,993)
Institutional Class Shares
Subscriptions	7,011,113,283	7,011,113,283	9,824,013,027	9,824,013,027
Distributions reinvested	1,676,500	1,676,500	33,564,024	33,564,024
Redemptions	(7,701,831,705)	(7,701,831,705)	(11,965,617,185)	(11,965,617,185)
Net decrease	(689,041,922)	(689,041,922)	(2,108,040,134)	(2,108,040,134)
Marsico Shares
Subscriptions	5,355,192	5,355,192	12,108,626	12,108,626
Distributions reinvested	—	—	192,249	192,249
Redemptions	(9,834,347)	(9,834,347)	(15,882,003)	(15,882,003)
Net decrease	(4,479,155)	(4,479,155)	(3,581,128)	(3,581,128)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.13%		1.13	%(g)	3.72	%(g)	5.30%	2.08	%(h)	3.62%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.21%		0.26%		0.20%		0.20%	0.20	%(j)	0.20%
Waiver/Reimbursement	0.07%		0.05%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	0.13%		1.10%		3.76%		5.17%	4.91	%(j)	3.58%
Net assets, end of period (000s)	$6,748,972		$9,410,196		$10,543,052		$13,992,967	$16,908,924		$17,884,676

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.04%		1.03	%(g)	3.62	%(g)	5.19%	2.04	%(h)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.30%		0.36%		0.30%		0.30%	0.30	%(j)	0.30%
Waiver/Reimbursement	0.08%		0.05%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	0.04%		1.14%		3.72%		5.07%	4.83	%(j)	3.48%
Net assets, end of period (000s)	$946,914		$934,916		$1,721,466		$2,737,087	$3,897,869		$3,711,063

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and (2.63)%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.01%		0.98	%(g)	3.57	%(g)	5.14%	2.02	%(h)	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33%		0.41%		0.35%		0.35%	0.35	%(j)	0.35%
Waiver/Reimbursement	0.20%		0.15%		0.15%		0.16%	0.16	%(j)	0.17%
Net investment income (i)	0.01%		1.07%		3.64%		5.02%	4.77	%(j)	3.40%
Net assets, end of period (000s)	$174,664		$463,145		$811,513		$1,220,566	$1,249,962		$1,041,913

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%		0.89	%(g)	3.46	%(g)	5.04%	1.97	%(h)	3.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.34%		0.50%		0.45%		0.45%	0.45	%(j)	0.45%
Waiver/Reimbursement	0.19%		0.06%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—	%(k)	1.03%		3.51%		4.92%	4.68	%(j)	3.36%
Net assets, end of period (000s)	$4,362,143		$6,761,914		$13,868,350		$18,357,646	$15,815,912		$14,216,339

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.81	%(g)	3.36	%(g)	4.93%	1.93	%(h)	3.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33%	0.59%		0.55%		0.55%	0.55	%(j)	0.55%
Waiver/Reimbursement	0.30%	0.07%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—	0.91%		3.43%		4.82%	4.57	%(j)	3.18%
Net assets, end of period (000s)	$70,579	$380,937		$696,449		$1,111,861	$1,406,932		$1,659,521

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.65	%(g)	3.10	%(g)	4.67%	1.82	%(h)	3.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.34%	0.75%		0.80%		0.80%	0.80	%(j)	0.80%
Waiver/Reimbursement	0.54%	0.16%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—	0.71%		3.07%		4.57%	4.32	%(j)	3.07%
Net assets, end of period (000s)	$7,097,157	$12,642,466		$17,730,933		$20,080,558	$17,402,205		$16,936,455

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)(b)	2009		2008		2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	— (f)	—	(f)	—	(f)	—	—		—
Total from investment operations	— (f)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00%	0.74	%(i)(j)	3.26	%(i)(j)	4.83%	1.89	%(k)	3.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.33%	0.66%		0.65%		0.65%	0.65	%(m)	0.65%
Waiver/Reimbursement	0.40%	0.10%		0.05%		0.06%	0.06	%(m)	0.07%
Net investment income (l)	—	0.94%		3.03	%(j)	4.73%	4.49	%(m)	3.11%
Net assets, end of period (000s)	$56,305	$382,035		$692,142		$391,997	$315,859		$251,431

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  Not annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class B Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(e)	0.03		0.04	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	— (e)	—	(e)	—	(e)	—	—		—
Total from investment operations	— (e)	—	(e)	0.03		0.04	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	—	(e)	(0.03)		(0.04)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.41	%(h)	2.58	%(h)	4.15%	1.61	%(i)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33%	0.99%		1.30%		1.30%	1.30	%(k)	1.30%
Waiver/Reimbursement	1.05%	0.42%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	—	0.41%		2.54%		4.08%	3.83	%(k)	2.73%
Net assets, end of period (000s)	$11,630	$46,074		$47,315		$51,015	$56,906		$57,242

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Portfolio's Investor B shares were renamed Class B shares.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.83)% and 1.60%, respectively.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class C Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	(e)	0.03		0.04	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	— (e)	—	(e)	—	(e)	—	—		—
Total from investment operations	— (e)	—	(e)	0.03		0.04	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	—	(e)	(0.03)		(0.04)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.41	%(h)	2.58	%(h)(i)	4.18%	1.61	%(j)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.34%	1.00%		1.30%		1.30%	1.30	%(l)	1.30%
Waiver/Reimbursement	1.04%	0.41%		0.05%		0.06%	0.06	%(l)	0.07%
Net investment income (k)	—	0.40%		2.33	%(i)	4.08%	3.87	%(l)	2.59%
Net assets, end of period (000s)	$8,705	$19,733		$16,015		$8,282	$5,752		$2,915

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.84)% and 1.60%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Class Z Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	—		—
Total from investment operations	—	(e)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.13%		1.13	%(h)	3.72	%(h)	5.30%	2.08	%(i)	1.57	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21%		0.26%		0.20%		0.20%	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.07%		0.05%		0.05%		0.06%	0.06	%(k)	0.07	%(k)
Net investment income (j)	0.13%		1.15%		3.67%		5.18%	4.92	%(k)	4.29	%(k)
Net assets, end of period (000s)	$436,201		$610,474		$674,440		$707,426	$729,504		$753,395

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  Class Z Shares commenced operations on November 18, 2005.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.09%		1.09	%(g)	3.68	%(g)	5.25%	2.06	%(h)	3.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.25%		0.30%		0.24%		0.24%	0.24	%(j)	0.24%
Waiver/Reimbursement	0.07%		0.05%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	0.09%		1.20%		3.79%		5.13%	4.88	%(j)	3.55%
Net assets, end of period (000s)	$1,672,273		$2,349,743		$4,450,313		$6,919,396	$6,090,241		$5,988,544

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Marsico Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions Declared to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.81	%(g)	3.36	%(g)(h)	4.93%	1.93	%(i)	3.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.34%	0.58%		0.55%		0.55%	0.55	%(k)	0.55%
Waiver/Reimbursement	0.29%	0.08%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	—	0.84	%(g)	3.15	%(h)	4.82%	4.58	%(k)	3.19%
Net assets, end of period (000s)	$14,109	$18,497		$22,075		$12,947	$11,232		$10,385.00

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

28

Notes to Financial Statements – BofA Cash Reserves
August 31, 2010

Note 1. Organization

BofA Cash Reserves (the "Fund"), formerly Columbia Cash Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Cash Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when

29

BofA Cash Reserves, August 31, 2010

market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

30

BofA Cash Reserves, August 31, 2010

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, now a series of BofA Funds Series Trust entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of BofA. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On October 5, 2009, an affiliate of BofA purchased the remaining Covered Securities owned by the Fund (see Note 10). In addition, on October 8, 2009, an affiliate of BofA made a capital contribution to the Fund of $21,755,102. As a result of these transactions, the Fund terminated the Agreement with the Support Provider effective October 8, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through October 8, 2009 was $599,700,000.

31

BofA Cash Reserves, August 31, 2010

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for expired capital loss carryforwards were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$4,870,017	$16,166,260	$(21,036,277)

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Ordinary Income*	$13,502,869	$412,310,704
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$5,401,452	$—

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$3,582,713

Capital loss carryforwards of $44,299,951 expired during the year for the Fund ended August 31, 2010.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Cash Reserves	BofA Cash Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

32

BofA Cash Reserves, August 31, 2010

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had

33

BofA Cash Reserves, August 31, 2010

contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"),an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Marsico shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

34

BofA Cash Reserves, August 31, 2010

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Marsico and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery. Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$19,267,225	$23,852,318	$31,484,601	$74,604,144	$—

35

BofA Cash Reserves, August 31, 2010

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $4,681 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of August 31, 2010, four shareholders held 90.2% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

36

BofA Cash Reserves, August 31, 2010

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $28,689,968 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 5.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.
Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on

37

BofA Cash Reserves, August 31, 2010

February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. On September 8, 2009, an affiliate of BOA purchased the Axon securities from the Fund. The purchase price of $205,279,650 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. On September 8, 2009, an affiliate of BOA purchased the Issuer Entity LLC security from the Fund. The purchase price of $44,049,128 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. On September 8, 2009, an affiliate of BOA purchased the Victoria securities from the Fund. The purchase price of $457,015,973 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received Wickersham Entity LLC securities in exchange for Thornburg securities. On September 8, 2009, an affiliate of BOA purchased the Wickersham Entity LLC security from the Fund. The purchase price of $142,601,045 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3. On September 8, 2009, an affiliate of BOA purchased $220,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $220,568,043 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On September 22, 2009, an affiliate of BOA purchased an additional $100,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $100,258,202 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On October 5, 2009, an affiliate of BOA purchased the remaining $80,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $80,206,561 for these securities was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

As a result of these transactions, the Fund's Capital Support Agreement was terminated effective September 9, 2009, as discussed in Note 3.

Note 11. Business Combination and Mergers

After the close of business on July 29, 2010, BofA Daily Cash Reserves merged into BofA Cash Reserves. BofA Cash Reserves received a tax-free transfer of assets from BofA Daily Cash Reserves as follows:

Shares Issued	Net Assets Received
301,962,695	$301,962,695

Net Assets of BofA Cash Reserves Prior to Combination	Net Assets of BofA Daily Cash Reserves Immediately Prior to Combination	Net Assets of BofA Cash Reserves Immediately After Combination
$21,789,648,971	$301,962,695	$22,091,611,666

38

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves (formerly Columbia Cash Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (formerly Columbia Cash Reserves, a series of Columbia Funds Series Trust) (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

39

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

40

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

41

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

42

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

43

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

45

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Cash Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72601-0810 (10/10) 10/85G2B2

BofATM Funds

Annual Report

August 31, 2010

BofA Government Plus Reserves
(formerly Columbia Government Plus Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	24

Federal Income Tax Information	25

Fund Governance	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the    result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.96	0.97	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.15	1.06	1.07	0.21
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	1.16	1.17	0.23
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	1.16	1.17	0.23
Institutional Class Shares	1,000.00	1,000.00	1,000.10	1,024.10	1.11	1.12	0.22
Retail A Shares	1,000.00	1,000.00	1,000.00	1,024.05	1.16	1.17	0.23
G-Trust Shares Shares	1,000.00	1,000.00	1,000.20	1,024.25	0.96	0.97	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2010

Government & Agency Obligations – 47.2%
	Par ($)	Value ($)
U.S. Government Agencies – 43.6%
Federal Home Loan Bank
0.200% 09/10/10 (a)	18,970,000	18,969,051
0.218% 11/05/10 (b)	35,000,000	34,998,128
0.260% 01/14/11	7,000,000	6,999,328
0.260% 02/04/11 (a)	25,000,000	24,997,225
3.000% 12/10/10	5,000,000	5,037,305
3.375% 09/10/10	5,500,000	5,504,262
4.500% 09/10/10	50,000	50,050
5.125% 09/10/10	10,710,000	10,722,955
Federal Home Loan Mortgage Corp.
0.220% 01/05/11 (a)	18,000,000	17,986,140
0.220% 02/23/11 (a)	10,000,000	9,989,306
0.230% 03/01/11 (a)	10,000,000	9,988,436
0.260% 09/07/10 (a)	5,000,000	4,999,783
0.270% 12/06/10 (a)	15,000,000	14,989,200
0.325% 02/01/11 (11/01/10) (b)(c)	35,000,000	35,000,000
0.581% 04/07/11 (10/07/10) (b)(c)	63,650,000	63,659,270
0.607% 03/09/11 (09/09/10) (b)(c)	30,000,000	30,034,425
3.125% 10/25/10	16,000,000	16,068,016
4.440% 10/20/10	15,000,000	15,083,862
4.750% 01/18/11	6,000,000	6,103,009
6.875% 09/15/10	6,002,000	6,017,237
Federal National Mortgage Association
0.210% 02/02/11	15,000,000	14,986,525
0.230% 10/06/10 (a)	17,000,000	16,996,199
0.230% 02/02/11	10,000,000	9,990,161
U.S. Government Agencies Total		379,169,873
U.S. Government Obligations – 3.6%
U.S. Treasury Note
2.000% 09/30/10	31,000,000	31,039,475
U.S. Government Obligations Total		31,039,475
Total Government & Agency Obligations (cost of $410,209,348)		410,209,348
Repurchase Agreements – 52.7%
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 12/09/11, market value $43,260,000 (repurchase proceeds $42,000,303)	42,000,000	42,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 08/13/10, due 10/12/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/38, market value, $25,500,000 (repurchase proceeds $25,009,167)	25,000,000	25,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by a U.S. Treasury Note maturing 01/15/15, market value $36,692,570 (repurchase proceeds $35,973,240)	35,973,000	35,973,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 08/01/40, market value $102,000,000 (repurchase proceeds $100,000,694)	100,000,000	100,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 03/12/12, market value $43,260,301 (repurchase proceeds $42,000,292)	42,000,000	42,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 05/07/12, market value $43,260,001 (repurchase proceeds $42,000,292)	42,000,000	42,000,000

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/40, market value, $131,580,001 (repurchase proceeds $129,000,896)	129,000,000	129,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value, $43,261,740 (repurchase proceeds $42,000,292)	42,000,000	42,000,000
Total Short-Term Obligations (cost of $457,973,000)		457,973,000
Total Investments – 99.9% (cost of $868,182,348) (d)		868,182,348
Other Assets & Liabilities, Net – 0.1%		1,174,749
Net Assets – 100.0%		869,357,097

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(c)  Parenthetical date represents effective maturity date.

(d)  Cost for federal income tax purposes is $868,182,348.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Repurchase Agreements	52.7
Government & Agency Obligations	47.2
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	410,209,348
	Repurchase agreements, at cost approximating value	457,973,000
	Total investments, at value	868,182,348
	Cash	462
	Receivable for:
	Fund shares sold	12,032
	Interest	1,419,068
	Expense reimbursement due from investment advisor	43
	Trustees' deferred compensation plan	45,032
	Prepaid expenses	9,085
	Total Assets	869,668,070
Liabilities	Payable for:
	Fund shares repurchased	892
	Distributions	18,518
	Investment advisory fee	105,417
	Administration fee	3,393
	Pricing and bookkeeping fees	14,947
	Transfer agent fee	1,422
	Trustees' fees	25,983
	Audit fee	34,380
	Custody fee	6,644
	Distribution and service fees	7,012
	Shareholder administration fees	9,443
	Chief compliance officer expenses	1,264
	Trustees' deferred compensation plan	45,032
	Other liabilities	36,626
	Total Liabilities	310,973
	Net Assets	869,357,097
Net Assets Consist of	Paid-in capital	869,583,276
	Overdistributed net investment income	(51,356)
	Accumulated net realized loss	(174,823)
	Net Assets	869,357,097

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2010

Capital Class Shares	Net assets	$534,988,499
	Shares outstanding	535,183,215
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$108,967,680
	Shares outstanding	109,009,683
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,135,500
	Shares outstanding	5,137,465
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$83,848,982
	Shares outstanding	83,880,639
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$53,598,937
	Shares outstanding	53,619,491
	Net asset value per share	$1.00
Retail A Shares	Net assets	$4,806,135
	Shares outstanding	4,807,976
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$78,011,364
	Shares outstanding	78,043,799
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	2,415,032
Expenses	Investment advisory fee	2,033,095
	Administration fee	616,763
	Service fee:
	Liquidity Class Shares	12,846
	Adviser Class Shares	188,198
	Retail A Shares	5,776
	Shareholder administration fee:
	Trust Class Shares	140,078
	Institutional Class Shares	30,193
	Pricing and bookkeeping fees	153,650
	Transfer agent fee	93,970
	Trustees' fees	27,418
	Custody fee	39,514
	Chief compliance officer expenses	3,730
	Other expenses	242,424
	Total Expenses	3,587,655
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,093,733)
	Fees waived by distributor:
	Liquidity Class Shares	(6,294)
	Adviser Class Shares	(163,667)
	Trust Class Shares	(103,536)
	Institutional Class Shares	(14,390)
	Retail A Shares	(4,240)
	G-Trust Class Shares	(3)
	Fees waived by shareholder service provider—Liquidity Class Shares	(5,138)
	Expense reductions	(35)
	Net Expenses	2,196,619
	Net Investment Income	218,413
	Net realized loss on investments	(34,671)
	Net Increase Resulting from Operations	183,742

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	218,413	14,170,418
	Net realized gain (loss) on investments	(34,671)	1,767
	Net increase resulting from operations	183,742	14,172,185
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(180,803)	(9,317,239)
	Trust Class Shares	(34)	(1,597,635)
	Liquidity Class Shares	—	(5,047)
	Adviser Class Shares	—	(995,324)
	Insitutional Class Shares	(6,299)	(766,689)
	Retail A Shares	(1)	(54,921)
	G-Trust Shares	(31,276)	(1,433,563)
	Total distributions to shareholders	(218,413)	(14,170,418)
	Net Capital Stock Transactions	(878,905,407)	538,899,073
	Total increase (decrease) in net assets	(878,940,078)	538,900,840
Net Assets	Beginning of period	1,748,297,175	1,209,396,335
	End of period	869,357,097	1,748,297,175
	Overdistributed net investment income at end of period	(51,356)	(51,356)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	4,919,500,092	4,919,500,092	9,187,744,454	9,187,744,454
Distributions reinvested	88,530	88,530	5,505,862	5,505,862
Redemptions	(5,456,157,771)	(5,456,157,771)	(8,684,470,549)	(8,684,470,549)
Net increase (decrease)	(536,569,149)	(536,569,149)	508,779,767	508,779,767
Trust Class Shares
Subscriptions	200,315,134	200,315,134	604,688,695	604,688,695
Distributions reinvested	2	2	73,354	73,354
Redemptions	(308,217,154)	(308,217,154)	(607,523,347)	(607,523,348)
Net decrease	(107,902,018)	(107,902,018)	(2,761,298)	(2,761,299)
Liquidity Class Shares
Subscriptions	—	—	40,636,987	40,636,987
Distributions reinvested	—	—	5,026	5,026
Redemptions	(10,641)	(10,641)	(35,505,144)	(35,505,144)
Net increase (decrease)	(10,641)	(10,641)	5,136,869	5,136,869
Adviser Class Shares
Subscriptions	337,982,007	337,982,007	356,611,092	356,611,092
Distributions reinvested	—	—	942,868	942,868
Redemptions	(354,349,262)	(354,349,262)	(414,022,897)	(414,022,897)
Net decrease	(16,367,255)	(16,367,255)	(56,468,937)	(56,468,937)
Institutional Class Shares
Subscriptions	216,996,030	216,996,030	556,154,643	556,154,643
Distributions reinvested	6,299	6,299	748,069	748,069
Redemptions	(354,734,689)	(354,734,689)	(438,095,246)	(438,095,246)
Net increase (decrease)	(137,732,360)	(137,732,360)	118,807,466	118,807,466
Retail A Shares
Subscriptions	81,035	81,035	102,027	102,027
Distributions reinvested	1	1	53,853	53,853
Redemptions	(1,992,494)	(1,992,494)	(2,132,341)	(2,132,341)
Net decrease	(1,911,458)	(1,911,458)	(1,976,461)	(1,976,461)
G-Trust Shares
Subscriptions	414,926,266	414,926,266	376,518,376	376,518,376
Distributions reinvested	2,462	2,462	144,539	144,539
Redemptions	(493,341,254)	(493,341,254)	(409,281,247)	(409,281,247)
Net decrease	(78,412,526)	(78,412,526)	(32,618,332)	(32,618,332)

See Accompanying Notes to Financial Statements.

8

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,								Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2010 (a)(b)		2009		2008		2007		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.008		0.034		0.051		0.370		0.027
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.008)		(0.034)		(0.051)		(0.037)		(0.027)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.03%		0.80%		3.49	%(h)	5.22%		3.81	%(i)	2.72%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.19	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)(k)	0.20%
Waiver/Reimbursement	0.09%		0.08%		0.10%		0.13%		0.12	%(k)	0.11%
Net investment income	0.03	%(j)	0.67	%(j)	3.31	%(h)(j)	5.10	%(j)	4.42	%(j)(k)	2.62%
Net assets, end of period (000s)	$534,988		$1,071,570		$562,837		$339,180		$317,986		$431,820

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,
Trust Class Shares	2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.007)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.71%	0.94	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.21%		0.30%	0.30	%(j)
Waiver/Reimbursement	0.17%		0.08%	0.10	%(j)
Net investment income (i)	—	%(g)	0.62%	2.22	%(j)
Net assets, end of period (000s)	$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class Shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,
Liquidity Class Shares	2010 (a)(b)		2009		2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.007		0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.007)		(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00%		0.66	%(h)	3.36%	5.03%	3.50	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.22%		0.34%		0.35%	0.35%	0.35	%(k)
Waiver/Reimbursement	0.31%		0.19%		0.20%	0.23%	0.22	%(k)
Net investment income (j)	—	%(l)	0.12	%(h)	3.30%	4.92%	4.38	%(k)
Net assets, end of period (000s)	$5,136		$5,147		$11	$11	$10

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Liquidity Class Shares commenced operations on November 17, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,								Period Ended August 31,		Year Ended October 31,
Adviser Class Shares	2010 (a)(b)		2009		2008		2007		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.006		0.032		0.049		0.035		0.024
Less Distributions to Shareholders:
From net investment income	—		(0.006)		(0.032)		(0.049)		(0.035)		(0.024)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00%		0.58	%(g)	3.24	%(g)	4.96%		3.59	%(h)	2.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.22	%(i)	0.43	%(i)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.45%
Waiver/Reimbursement	0.31%		0.10%		0.10%		0.13%		0.13	%(j)	0.12%
Net investment income	—		0.68	%(g)(i)	2.41	%(g)(i)	4.85	%(i)	4.17	%(i)(j)	2.37%
Net assets, end of period (000s)	$83,849		$100,232		$156,679		$2,001		$8,256		$18,213

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Effective November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,
Institutional Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	— (e)	0.008		0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	— (e)	(0.008)		(0.034)		(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01%	0.76	%(h)	3.45	%(h)	5.18%	3.59	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21%	0.24%		0.24%		0.24%	0.24	%(k)
Waiver/Reimbursement	0.11%	0.08%		0.10%		0.13%	0.12	%(k)
Net investment income (j)	0.01%	0.58	%(h)	3.24	%(h)	5.06%	4.37	%(k)
Net assets, end of period (000s)	$53,599	$191,321		$72,527		$50,724	$38,695

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Institutional Class Shares commenced operations on November 17, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,
Retail A Shares	2010 (a)(b)		2009	2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.007	0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.007)	(0.033)	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.71%	3.39%	5.12%	3.51	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.21%		0.30%	0.30%	0.30%	0.30	%(k)
Waiver/Reimbursement	0.17%		0.08%	0.10%	0.13%	0.12	%(k)
Net investment income (j)	—	%(h)	0.75%	3.38%	5.02%	4.39	%(k)
Net assets, end of period (000s)	$4,806		$6,718	$8,694	$9,761	$10,660

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,
G-Trust Shares	2010 (a)(b)	2009	2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (e)	0.008	0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	— (e)	(0.008)	(0.034)	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.03%	0.80%	3.49%	5.22%	3.59	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.19%	0.20%	0.20%	0.20%	0.20	%(j)
Waiver/Reimbursement	0.09%	0.08%	0.10%	0.13%	0.12	%(j)
Net investment income (i)	0.02%	0.81%	3.45%	5.10%	4.44	%(j)
Net assets, end of period (000s)	$78,011	$156,431	$189,029	$187,636	$198,528

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  G-Trust Shares commenced operations November 21,2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2010

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), formerly Columbia Government Plus Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Government Plus Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to

16

BofA Government Plus Reserves, August 31, 2010

a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be

17

BofA Government Plus Reserves, August 31, 2010

subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$—	$(1)	$1

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from:	2010	2009
Ordinary Income*	$218,413	$14,170,418

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,583	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$9,005
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
2018	4,902
Total	$145,054

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change

18

BofA Government Plus Reserves, August 31, 2010

in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC) entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Government Plus Reserves	BofA Government Plus Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting

19

BofA Government Plus Reserves, August 31, 2010

Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

20

BofA Government Plus Reserves, August 31, 2010

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operation.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted a shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares.

Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of

21

BofA Government Plus Reserves, August 31, 2010

Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $35 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A onetime structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, 91.8% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain

22

BofA Government Plus Reserves, August 31, 2010

compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves
(formerly Columbia Government Plus Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (a series of BofA Funds Series Trust) (formerly Columbia Government Plus Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

24

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

25

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Fund; Trustee—Research Foundation of CFA Institute; Director–MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

26

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

27

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

28

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Government Plus Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72604-0810 (10/10) 10/23K1E6

BofATM Funds

Annual Report

August 31, 2010

BofA Government Reserves
(formerly Columbia Government Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	28

Federal Income Tax Information	29

Fund Governance	30

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Trust Class	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Liquidity Class	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Adviser Class	1,000.00	1,000.00	1,000.00	1,024.45	0.76	0.77	0.15
Investor Class	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Daily Class	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Institutional Class	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
Retail A Shares	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17
G-Trust Shares	1,000.00	1,000.00	1,000.00	1,024.35	0.86	0.87	0.17

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Government Reserves

August 31, 2010

Government & Agency Obligations – 100.0%
	Par ($)	Value ($)
U.S. Government Agencies – 90.3%
Federal Farm Credit Bank
0.160% 09/01/10 (a)	63,000,000	63,000,000
0.302% 03/01/12 (09/01/10) (b)(c)	100,000,000	99,969,664
5.250% 09/13/10	8,240,000	8,253,417
Federal Home Loan Bank
0.150% 09/10/10 (a)	225,000,000	224,991,562
0.160% 09/08/10 (a)	130,000,000	129,995,956
0.160% 09/15/10 (a)	87,790,000	87,784,537
0.160% 10/06/10 (a)	100,000,000	99,984,444
0.160% 10/20/10 (a)	87,000,000	86,981,053
0.165% 09/03/10 (a)	35,926,000	35,925,671
0.165% 10/13/10 (a)	39,621,000	39,613,373
0.170% 09/08/10 (a)	133,000,000	132,995,604
0.170% 09/10/10 (a)	269,000,000	268,988,567
0.170% 09/22/10 (a)	177,500,000	177,482,398
0.170% 10/08/10 (a)	62,500,000	62,489,080
0.170% 10/20/10 (a)	23,900,000	23,894,470
0.170% 10/22/10 (a)	208,150,000	208,099,871
0.170% 11/03/10 (a)	219,000,000	218,934,847
0.175% 09/08/10 (a)	100,000,000	99,996,597
0.175% 10/22/10 (a)	68,250,000	68,233,080
0.175% 11/10/10 (a)	60,488,000	60,467,417
0.175% 11/12/10 (a)	199,250,000	199,180,262
0.175% 11/17/10 (a)	86,349,000	86,316,679
0.180% 09/03/10 (a)	8,200,000	8,199,918
0.180% 09/08/10 (a)	223,000,000	222,992,195
0.180% 09/15/10 (a)	11,000,000	10,999,230
0.180% 09/17/10 (a)	89,000,000	88,992,880
0.180% 10/22/10 (a)	141,550,000	141,513,905
0.180% 10/25/10 (a)	91,750,000	91,725,227
0.180% 10/29/10 (a)	122,344,000	122,308,520
0.180% 11/02/10 (a)	130,000,000	129,959,700
0.180% 11/03/10 (a)	175,000,000	174,944,875
0.180% 11/24/10 (a)	90,000,000	89,962,200
0.185% 10/25/10 (a)	40,000,000	39,988,900
0.190% 09/15/10 (a)	52,500,000	52,496,121
0.190% 10/13/10 (a)	309,000,000	308,931,505
0.190% 10/19/10 (a)	78,379,000	78,359,144
0.190% 10/20/10 (a)	305,000,000	304,921,124
0.190% 10/22/10 (a)	91,000,000	90,975,506
0.190% 10/27/10 (a)	180,503,000	180,449,651
0.190% 11/03/10 (a)	174,000,000	173,942,145
0.193% 10/15/10 (a)	220,250,000	220,198,045
0.200% 10/01/10 (a)	200,000,000	199,966,667
0.200% 10/06/10 (a)	178,000,000	177,965,389
0.200% 10/08/10 (a)	275,000,000	274,943,472
0.200% 10/27/10 (a)	305,000,000	304,905,111
0.200% 11/03/10 (a)	130,000,000	129,954,500

	Par ($)	Value ($)
0.205% 02/23/11 (a)	50,000,000	49,950,174
0.210% 10/08/10 (a)	150,000,000	149,967,625
0.218% 11/05/10 (b)	510,000,000	509,972,729
0.240% 01/21/11 (a)	50,000,000	49,952,667
0.250% 09/13/10 (a)	36,000,000	35,997,000
0.250% 01/21/11 (a)	290,000,000	289,714,028
0.250% 01/27/11	228,500,000	228,485,521
0.250% 01/28/11 (a)	16,000,000	15,983,444
0.260% 09/15/10 (a)	56,200,000	56,194,318
0.260% 01/14/11	94,000,000	93,990,971
0.260% 02/04/11	37,000,000	36,995,893
0.270% 10/26/10	255,000,000	254,989,807
0.280% 11/10/10	135,000,000	134,980,063
0.300% 12/01/10 (a)	43,003,000	42,970,389
0.310% 12/09/10	100,000,000	100,009,572
0.375% 11/05/10	93,000,000	93,024,288
3.000% 12/10/10	100,000,000	100,746,107
3.375% 09/10/10	58,700,000	58,745,312
Tennessee Valley Authority
0.140% 09/02/10 (a)	131,000,000	130,999,491
U.S. Government Agencies Total		8,536,843,878
U.S. Government Obligations – 9.7%
U.S. Treasury Bill
0.145% 10/21/10 (d)	175,000,000	174,964,757
0.160% 09/16/10 (d)	525,000,000	524,965,000
0.170% 09/16/10 (d)	125,000,000	124,991,146
U.S. Treasury Note
2.000% 09/30/10	90,000,000	90,125,861
U.S. Government Obligations Total		915,046,764
Total Government & Agency Obligations (cost of $9,451,890,642)		9,451,890,642
Total Investments – 100.0% (cost of $9,451,890,642) (e)		9,451,890,642
Other Assets & Liabilities, Net – 0.0%		1,524,360
Net Assets – 100.0%		9,453,415,002

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $9,451,890,642.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2010

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	90.3
U.S. Government Obligations	9.7
Other Assets & Liabilities, Net	0.0
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	9,451,890,642
	Cash	672
	Receivable for:
	Fund shares sold	9,030
	Interest	3,326,156
	Expense reimbursement due from investment advisor	15,393
	Trustees' deferred compensation plan	31,860
	Prepaid expenses	63,564
	Total Assets	9,455,337,317
Liabilities	Payable for:
	Fund shares repurchased	1,097
	Distributions	6,548
	Investment advisory fee	1,232,075
	Administration fee	316,885
	Pricing and bookkeeping fees	16,873
	Transfer agent fee	37,125
	Trustees' fees	87,188
	Custody fee	21,791
	Shareholder administration fees	10,472
	Chief compliance officer expenses	3,118
	Trustees' deferred compensation plan	31,860
	Other liabilities	157,283
	Total Liabilities	1,922,315
	Net Assets	9,453,415,002
Net Assets Consist of	Paid-in capital	9,454,063,370
	Undistributed net investment income	116,638
	Accumulated net realized loss	(765,006)
	Net Assets	9,453,415,002

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2010

Capital Class Shares	Net assets	$5,188,620,784
	Shares outstanding	5,189,052,319
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,575,966,999
	Shares outstanding	1,576,097,268
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$275,843,649
	Shares outstanding	275,864,556
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$696,992,152
	Shares outstanding	697,050,700
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$17,680,550
	Shares outstanding	17,681,937
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$469,892,355
	Shares outstanding	469,930,759
	Net asset value per share	$1.00
Class A Shares	Net assets	$1,942,859
	Shares outstanding	1,943,016
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,096,358,239
	Shares outstanding	1,096,447,279
	Net asset value per share	$1.00
Retail A Shares	Net assets	$32,799,321
	Shares outstanding	32,801,990
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$97,318,094
	Shares outstanding	97,326,328
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	20,833,037
Expenses	Investment advisory fee	19,563,903
	Administration fee	12,902,598
	Distribution fee:
	Investor Class Shares	76,064
	Daily Class Shares	2,574,689
	Class A Shares	7,901
	Service fee:
	Liquidity Class Shares	1,075,735
	Adviser Class Shares	2,212,501
	Investor Class Shares	190,161
	Daily Class Shares	1,839,063
	Retail A Shares	33,570
	Shareholder administration fee:
	Trust Class Shares	2,162,914
	Class A Shares	27,654
	Institutional Class Shares	543,836
	Transfer agent fee	182,315
	Pricing and bookkeeping fees	166,143
	Trustees' fees	62,234
	Custody fee	132,352
	Chief compliance officer expenses	10,193
	Other expenses	855,542
	Total Expenses	44,619,368
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(13,314,177)
	Fees waived by distributor:
	Trust Class Shares	(2,126,122)
	Liquidity Class Shares	(632,460)
	Adviser Class Shares	(2,196,963)
	Investor Class Shares	(264,495)
	Daily Class Shares	(4,398,497)
	Class A Shares	(35,366)
	Institutional Class Shares	(507,546)
	Retail A Shares	(32,955)
	G-Trust Shares	(68)
	Fees waived by shareholder service provider—Liquidity Class Shares	(430,294)
	Expense reductions	(491)
	Net Expenses	20,679,934
	Net Investment Income	153,103
	Net realized gain on investments	27,106
	Net Increase Resulting from Operations	180,209

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	153,103	184,183,655
	Net realized gain on investments	27,106	276,561
	Net increase resulting from operations	180,209	184,460,216
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(196,851)	(116,740,522)
	Trust Class Shares	(9,437)	(16,872,399)
	Liquidity Class Shares	(1,303)	(7,478,425)
	Adviser Class Shares	(4,264)	(12,597,500)
	Investor Class Shares	(304)	(793,744)
	Daily Class Shares	(3,007)	(4,040,164)
	Class A Shares	(31)	(70,637)
	Institutional Class Shares	(5,893)	(24,051,861)
	G-Trust Shares	(2,572)	(1,206,539)
	Retail A Shares	(178)	(321,364)
	Total distributions to shareholders	(223,840)	(184,173,155)
	Net Capital Stock Transactions	(10,841,384,859)	3,772,839,052
	Total increase (decrease) in net assets	(10,841,428,490)	3,773,126,113
Net Assets	Beginning of period	20,294,843,492	16,521,717,379
	End of period	9,453,415,002	20,294,843,492
	Undistributed net investment income at end of period	116,638	187,375

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	18,218,608,180	18,218,608,179	72,641,479,960	72,641,479,961
Distributions reinvested	144,444	144,444	84,698,916	84,698,916
Redemptions	(24,741,627,040)	(24,741,627,039)	(68,661,500,920)	(68,661,500,920)
Net increase (decrease)	(6,522,874,416)	(6,522,874,416)	4,064,677,956	4,064,677,957
Trust Class Shares
Subscriptions	2,991,256,555	2,991,256,555	4,236,113,102	4,236,113,102
Distributions reinvested	120	120	409,629	409,629
Redemptions	(4,093,611,617)	(4,093,611,618)	(3,506,493,596)	(3,506,493,596)
Net increase (decrease)	(1,102,354,942)	(1,102,354,943)	730,029,135	730,029,135
Liquidity Class Shares
Subscriptions	1,516,457,350	1,516,457,350	2,726,358,345	2,726,358,345
Distributions reinvested	1,303	1,303	6,629,959	6,629,959
Redemptions	(2,104,837,703)	(2,104,837,703)	(3,094,237,685)	(3,094,237,685)
Net decrease	(588,379,050)	(588,379,050)	(361,249,381)	(361,249,381)
Adviser Class Shares
Subscriptions	4,343,106,940	4,343,106,940	7,780,606,023	7,780,606,024
Distributions reinvested	4,095	4,095	5,284,526	5,284,526
Redemptions	(4,694,064,863)	(4,694,064,864)	(8,558,644,996)	(8,558,644,996)
Net decrease	(350,953,828)	(350,953,829)	(772,754,447)	(772,754,446)
Investor Class Shares
Subscriptions	205,649,913	205,649,913	859,135,994	859,135,994
Distributions reinvested	230	230	668,522	668,522
Redemptions	(305,270,630)	(305,270,630)	(850,164,391)	(850,164,391)
Net increase (decrease)	(99,620,487)	(99,620,487)	9,640,125	9,640,125
Daily Class Shares
Subscriptions	910,846,558	910,846,558	2,731,861,843	2,731,861,842
Distributions reinvested	3,007	3,007	4,040,163	4,040,163
Redemptions	(1,463,596,956)	(1,463,596,956)	(2,611,801,815)	(2,611,801,815)
Net increase (decrease)	(552,747,391)	(552,747,391)	124,100,191	124,100,190
Class A Shares
Subscriptions	1,381,571	1,381,572	28,238,628	28,238,628
Distributions reinvested	27	27	60,651	60,651
Redemptions	(13,215,911)	(13,215,911)	(25,632,244)	(25,632,244)
Net increase (decrease)	(11,834,313)	(11,834,312)	2,667,035	2,667,035
Institutional Class Shares
Subscriptions	2,798,405,536	2,798,405,537	11,407,623,260	11,407,623,260
Distributions reinvested	4,370	4,370	21,690,760	21,690,760
Redemptions	(4,369,509,041)	(4,369,509,041)	(11,379,502,843)	(11,379,502,843)
Net increase (decrease)	(1,571,099,135)	(1,571,099,134)	49,811,177	49,811,177

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	2,519,337	2,519,337	7,909,531	7,909,531
Distributions reinvested	175	175	315,303	315,303
Redemptions	(11,756,597)	(11,756,597)	(20,780,152)	(20,780,152)
Net decrease	(9,237,085)	(9,237,085)	(12,555,318)	(12,555,318)
G-Trust Shares
Subscriptions	230,930,071	230,930,071	310,208,907	310,208,907
Distributions reinvested	65	65	32,837	32,837
Redemptions	(263,214,348)	(263,214,348)	(371,769,166)	(371,769,166)
Net decrease	(32,284,212)	(32,284,212)	(61,527,422)	(61,527,422)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0071	0.0334		0.0508	0.0204		0.0348
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0071)	(0.0334)		(0.0508)	(0.0204)		(0.0348)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.71%	3.39	%(h)	5.20%	2.06	%(i)	3.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.20%	0.20%		0.20%	0.20	%(k)	0.20%
Waiver/Reimbursement	0.10%		0.05%	0.05%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—	%(g)	0.68%	3.08	%(h)	5.08%	4.89	%(k)	3.50%
Net assets, end of period (000s)	$5,188,621		$11,711,498	$7,646,775		$3,287,530	$1,671,184		$1,306,727

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.
(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0061	0.0324		0.0498	0.0200		0.0338
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0061)	(0.0324)		(0.0498)	(0.0200)		(0.0338)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.61%	3.29	%(h)	5.10%	2.01	%(i)	3.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.29%	0.30%		0.30%	0.30	%(k)	0.30%
Waiver/Reimbursement	0.20%		0.06%	0.05%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—		0.56%	2.44	%(h)	4.98%	4.76	%(k)	3.44%
Net assets, end of period (000s)	$1,575,967		$2,678,358	$1,948,302		$207,516	$300,750		$387,210

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0057	0.0319		0.0493	0.0198		0.0333
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0057)	(0.0319)		(0.0493)	(0.0198)		(0.0333)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.57%	3.23	%(h)	5.04%	1.99	%(i)	3.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.34%	0.35%		0.35%	0.35	%(k)	0.35%
Waiver/Reimbursement	0.35%		0.16%	0.15%		0.16%	0.17	%(k)	0.17%
Net investment income (j)	—	%(g)	0.61%	2.93	%(h)	4.93%	4.73	%(k)	3.40%
Net assets, end of period (000s)	$275,844		$864,213	$1,225,417		$719,348	$890,545		$687,275

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0051	0.0309		0.0483	0.0194		0.0323
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0051)	(0.0309)		(0.0483)	(0.0194)		(0.0323)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.51%	3.13	%(h)	4.94%	1.95	%(i)	3.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.42%	0.45%		0.45%	0.45	%(k)	0.45%
Waiver/Reimbursement	0.35%		0.08%	0.05%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—		0.57%	2.97	%(h)	4.83%	4.64	%(k)	3.28%
Net assets, end of period (000s)	$696,992		$1,047,967	$1,820,646		$1,378,942	$1,119,732		$1,026,932

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0046	0.0299	0.0473	0.0189		0.0313
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0046)	(0.0299)	(0.0473)	(0.0189)		(0.0313)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.46%	3.03%	4.84%	1.91	%(h)	3.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%		0.46%	0.55%	0.55%	0.55	%(j)	0.55%
Waiver/Reimbursement	0.45%		0.14%	0.05%	0.06%	0.07	%(j)	0.07%
Net investment income (i)	—		0.42%	2.99%	4.74%	4.51	%(j)	3.11%
Net assets, end of period (000s)	$17,681		$117,298	$107,656	$345,746	$373,641		$364,023

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0036	0.0274		0.0448	0.0179		0.0288
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0036)	(0.0274)		(0.0448)	(0.0179)		(0.0288)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.36%	2.77	%(h)	4.57%	1.80	%(i)	2.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.56%	0.80%		0.80%	0.80	%(k)	0.80%
Waiver/Reimbursement	0.70%		0.29%	0.05%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—		0.36%	2.57	%(h)	4.48%	4.26	%(k)	3.06%
Net assets, end of period (000s)	$469,892		$1,022,642	$898,522		$719,973	$540,518		$591,846

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)(b)		2009	2008	2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0043	0.0290	0.0463	0.0185		0.0303
Less Distributions to Shareholders:
From net investment income	—	(f)	(0.0043)	(0.0290)	(0.0463)	(0.0185)		(0.0303)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.43%	2.94%	4.73%	1.86	%(j)	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.16%		0.51%	0.65%	0.65%	0.65	%(l)	0.65%
Waiver/Reimbursement	0.55%		0.19%	0.05%	0.06%	0.07	%(l)	0.07%
Net investment income (k)	—		0.41%	2.84%	4.63%	4.44	%(l)	2.98%
Net assets, end of period (000s)	$1,943		$13,777	$11,110	$13,497	$24,002		$16,903

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0067	0.0330		0.0504	0.0202		0.0344
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0067)	(0.0330)		(0.0504)	(0.0202)		(0.0344)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.67%	3.35	%(h)	5.16%	2.04	%(i)	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.24%	0.24%		0.24%	0.24	%(k)	0.24%
Waiver/Reimbursement	0.14%		0.05%	0.05%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—		0.66%	2.98	%(h)	5.04%	4.82	%(k)	3.56%
Net assets, end of period (000s)	$1,096,358		$2,667,449	$2,617,573		$897,083	$193,420		$186,164

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0062	0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.0062)	(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.62%	3.30%	5.11%	2.02	%(i)	1.47	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.29%	0.29%	0.29%	0.29	%(k)	0.29	%(k)
Waiver/Reimbursement	0.19%		0.05%	0.05%	0.06%	0.07	%(k)	0.07	%(k)
Net investment income (j)	—		0.66%	3.27%	4.99%	4.77	%(k)	4.06	%(k)
Net assets, end of period (000s)	$32,799		$42,038	$54,591	$56,879	$63,573		$68,003

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.0071	0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.0071)	(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.71%	3.39%	5.20%	2.06	%(i)	1.50	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.20%	0.20%	0.20%	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.10%		0.05%	0.05%	0.06%	0.07	%(k)	0.07	%(k)
Net investment income (j)	—	%(h)	0.75%	3.40%	5.08%	4.88	%(k)	4.14	%(k)
Net assets, end of period (000s)	$97,318		$129,606	$191,126	$230,740	$261,651		$246,188

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
August 31, 2010

Note 1. Organization

Bofa Government Reserves (the "Fund"), formerly Columbia Government Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Government Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

20

BofA Government Reserves, August 31, 2010

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund.

21

BofA Government Reserves, August 31, 2010

Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Ordinary Income*	$223,840	$184,173,155

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$148,712	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$16,283
2014	748,723
Total	$765,006

Capital loss carryforwards of $27,106 were utilized by the Fund during the year ended August 31, 2010.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia, Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Government Reserves	BofA Government Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

22

BofA Government Reserves, August 31, 2010

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010. For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had

23

BofA Government Reserves, August 31, 2010

contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an

24

BofA Government Reserves, August 31, 2010

annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$7,840,967	$14,732,652	$7,400,332	$29,973,951	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of

25

BofA Government Reserves, August 31, 2010

the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $491 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, 79.9% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

BofA Government Reserves, August 31, 2010

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves (formerly Columbia Government Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (a series of BofA Funds Series Trust) (formerly Columbia Government Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

28

Federal Income Tax Information (Unaudited) – BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

30

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Government Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72502-0810 (10/10) 10/X6D506

BofATM Funds

Annual Report

August 31, 2010

BofA Money Market Reserves
(formerly Columbia Money Market Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	32

Federal Income Tax Information	33

Fund Governance	34

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.69	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.59	1.61	1.63	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.39	1.81	1.84	0.36
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.84	1.36	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Money Market Reserves

August 31, 2010

Certificates of Deposit – 30.6%
	Par ($)	Value ($)
Bank of Nova Scotia
0.450% 01/18/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi Ltd./NY
0.550% 09/07/10	40,000,000	40,000,000
0.550% 09/10/10	54,200,000	54,200,000
0.550% 09/21/10	125,000,000	125,000,000
0.550% 09/23/10	23,000,000	23,000,000
0.550% 09/24/10	90,000,000	90,000,000
Barclays Bank PLC
0.400% 09/13/10	55,000,000	55,000,000
0.420% 02/14/11	65,000,000	65,000,000
0.430% 02/15/11	50,000,000	50,000,000
0.500% 10/06/10	152,000,000	152,000,000
0.500% 10/12/10	134,000,000	134,000,000
BNP Paribas
0.570% 09/02/10	80,000,000	80,000,000
0.590% 11/16/10	55,000,000	55,000,000
0.630% 09/13/10	99,000,000	99,000,000
0.630% 09/14/10	95,400,000	95,400,000
Caisse des Dépôts et Consignations
0.370% 12/01/10	30,000,000	30,000,000
0.420% 02/23/11	81,000,000	81,003,922
0.440% 02/18/11	100,000,000	100,004,707
0.450% 10/13/10	86,000,000	86,000,000
0.460% 10/15/10	61,000,000	61,000,000
0.470% 10/20/10	83,000,000	83,000,000
Commonwealth Bank of Australia
0.410% 10/01/10	81,000,000	81,000,674
Crédit Agricole CIB/NY
0.520% 10/25/10	88,000,000	88,000,000
0.520% 11/01/10	99,000,000	99,000,000
Crédit Agricole SA
0.210% 09/01/10	51,834,000	51,834,000
Crédit Industriel et Commercial
0.385% 11/10/10	32,000,000	32,000,000
0.390% 11/24/10	60,000,000	60,000,699
0.420% 11/16/10	48,000,000	48,001,012
0.430% 11/23/10	94,000,000	94,002,165
0.480% 11/05/10	86,300,000	86,300,000
Deutsche Bank AG
0.520% 09/15/10	28,000,000	28,000,000
HSBC Bank PLC
0.400% 10/06/10	56,000,000	56,000,000

	Par ($)	Value ($)
National Australia Bank Ltd.
0.435% 10/01/10	158,000,000	158,000,000
0.470% 09/30/10	45,000,000	45,000,724
Nordea Bank Finland PLC
0.470% 01/28/11	31,000,000	31,005,118
0.510% 09/03/10	40,000,000	40,000,000
0.540% 01/10/11	67,000,000	67,000,000
Rabobank Nederland NV/NY
0.410% 02/04/11	74,000,000	74,000,000
0.570% 01/10/11	67,000,000	67,000,000
Sumitomo Mitsui Banking Corp./NY
0.490% 09/29/10	53,000,000	53,000,000
Svenska Handelsbanken
0.470% 09/22/10	43,500,000	43,501,013
0.480% 12/09/10	16,000,000	16,001,315
UBS AG/CT
0.390% 02/24/11	200,000,000	200,000,000
0.450% 10/20/10	106,000,000	106,000,000
0.470% 10/18/10	94,000,000	94,000,000
0.590% 09/17/10	64,000,000	64,000,000
Total Certificates of Deposit (cost of $3,381,255,349)		3,381,255,349
Commercial Paper (a) – 27.9%
American Honda Finance Corp.
0.370% 09/02/10	10,000,000	9,999,897
0.390% 09/21/10	20,000,000	19,995,667
Argento Variable Funding Co. LLC
0.320% 11/23/10 (b)	22,750,000	22,733,215
0.320% 11/29/10 (b)	36,000,000	35,971,520
0.325% 11/29/10 (b)	17,000,000	16,986,341
0.420% 11/08/10 (b)	56,000,000	55,955,573
0.430% 11/02/10 (b)	77,000,000	76,942,977
Atlantis One Funding Corp.
0.370% 02/11/11 (b)	8,500,000	8,485,760
0.435% 10/01/10 (b)	52,000,000	51,981,150
0.550% 01/18/11 (b)	56,000,000	55,881,078
Cancara Asset Securitisation LLC
0.500% 10/18/10 (b)	62,000,000	61,959,528
Chariot Funding LLC
0.430% 09/24/10 (b)	40,000,000	39,989,011
0.480% 01/21/11 (b)	13,000,000	12,975,387
Clipper Receivables Co. LLC
0.450% 10/07/10 (b)	83,000,000	82,962,650

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2010

Commercial Paper (a) (continued)
	Par ($)	Value ($)
Coca-Cola Co.
0.370% 01/03/11 (b)	19,000,000	18,975,786
Edison Asset Securitization LLC
0.480% 09/20/10 (b)	45,000,000	44,988,600
Fairway Finance LLC
0.380% 10/12/10 (b)	31,753,000	31,739,258
0.490% 09/02/10 (b)	21,815,000	21,814,703
Falcon Asset Securitization Co. LLC
0.270% 12/02/10 (b)	47,600,000	47,567,156
0.400% 02/02/11 (b)	16,000,000	15,972,622
0.420% 10/05/10 (b)	16,000,000	15,993,653
0.430% 09/24/10 (b)	130,000,000	129,964,286
0.480% 01/21/11 (b)	26,000,000	25,950,773
FCAR Owner Trust
0.400% 11/01/10	32,000,000	31,978,311
0.500% 10/01/10	221,000,000	220,907,917
0.500% 10/04/10	28,000,000	27,987,167
0.520% 09/07/10	26,500,000	26,497,703
Gemini Securitization Corp. LLC
0.420% 10/22/10 (b)	50,000,000	49,970,250
0.500% 09/28/10 (b)	66,500,000	66,475,062
General Electric Capital Corp.
0.310% 03/01/11	27,000,000	26,957,917
0.370% 10/07/10	19,000,000	18,992,970
0.420% 10/01/10	48,000,000	47,983,200
0.430% 01/18/11	59,250,000	59,151,628
0.460% 09/15/10	20,000,000	19,996,422
0.480% 09/02/10	15,000,000	14,999,800
0.500% 01/18/11	56,000,000	55,891,889
Grampian Funding LLC
0.330% 11/22/10 (b)	17,000,000	16,987,222
0.430% 11/02/10 (b)	85,000,000	84,937,053
0.450% 09/08/10 (b)	9,000,000	8,999,212
0.530% 10/18/10 (b)	11,000,000	10,992,389
Jupiter Securitization Co. LLC
0.400% 10/08/10 (b)	5,000,000	4,997,944
0.400% 02/02/11 (b)	31,000,000	30,946,955
Liberty Street Funding LLC
0.420% 09/24/10 (b)	7,000,000	6,998,122
0.470% 09/13/10 (b)	5,000,000	4,999,217
0.500% 09/03/10 (b)	13,000,000	12,999,639
LMA Americas LLC
0.340% 11/24/10	24,000,000	23,980,960
0.360% 11/24/10	71,000,000	70,940,360

	Par ($)	Value ($)
Manhattan Asset Funding Co. LLC
0.300% 11/22/10 (b)	55,593,000	55,555,011
Market Street Funding Corp.
0.400% 10/12/10 (b)	5,075,000	5,072,688
0.470% 09/14/10 (b)	8,010,000	8,008,640
0.485% 09/13/10 (b)	10,000,000	9,998,383
0.500% 09/02/10 (b)	10,000,000	9,999,861
MetLife Short Term Funding LLC
0.340% 01/03/11 (b)	20,000,000	19,976,578
0.380% 12/28/10 (b)	43,000,000	42,946,441
0.490% 10/12/10 (b)	38,400,000	38,378,571
0.500% 10/04/10 (b)	17,000,000	16,992,208
0.500% 10/19/10 (b)	17,000,000	16,988,667
0.520% 09/13/10 (b)	15,000,000	14,997,400
0.530% 09/07/10 (b)	25,000,000	24,997,792
Nestle Capital Corp.
0.300% 09/07/10 (b)	70,000,000	69,996,500
0.310% 10/04/10 (b)	60,000,000	59,982,950
Nestle Finance International Ltd.
0.350% 10/12/10	20,000,000	19,992,028
Novartis Finance Corp.
0.320% 02/09/11 (b)	12,000,000	11,982,827
NRW.BANK
0.500% 10/06/10	56,000,000	55,972,778
Old Line Funding LLC
0.430% 10/01/10 (b)	28,000,000	27,989,967
0.480% 09/02/10 (b)	35,576,000	35,575,526
Royal Park Investments Funding Corp.
0.440% 10/25/10 (b)	27,000,000	26,982,180
Shell International Finance B.V.
0.450% 01/03/11 (b)	81,000,000	80,874,450
Straight-A Funding LLC
0.350% 10/12/10 (b)	65,000,000	64,974,090
0.390% 09/21/10 (b)	60,000,000	59,987,000
Thunder Bay Funding LLC
0.400% 10/06/10 (b)	42,000,000	41,983,667
0.480% 09/02/10 (b)	18,437,000	18,436,754
0.480% 09/13/10 (b)	10,000,000	9,998,400
Total Capital Canada Ltd.
0.470% 01/13/11 (b)	40,000,000	39,930,022
0.470% 01/14/11 (b)	15,000,000	14,973,562
Toyota Credit Canada, Inc.
0.290% 11/22/10	16,000,000	15,989,431
0.540% 09/22/10	20,000,000	19,993,700

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2010

Commercial Paper (a) (continued)
	Par ($)	Value ($)
0.550% 09/21/10	47,000,000	46,985,639
0.560% 09/13/10	11,000,000	10,997,947
0.570% 09/03/10	14,000,000	13,999,557
Toyota Financial Services de Puerto Rico, Inc.
0.350% 12/13/10	30,500,000	30,469,458
0.490% 10/18/10	14,000,000	13,991,044
0.520% 11/12/10	16,500,000	16,482,840
0.580% 09/07/10	14,000,000	13,998,647
Toyota Motor Credit Corp.
0.470% 10/12/10	5,000,000	4,997,324
0.490% 11/12/10	23,500,000	23,476,970
0.500% 10/01/10	56,000,000	55,976,667
0.580% 09/13/10	61,000,000	60,988,207
Total Commercial Paper (cost of $3,083,248,272)		3,083,248,272
Government & Agency Obligations – 18.2%
U.S. Government Agencies – 13.6%
Federal Farm Credit Bank
0.431% 07/20/11 (10/20/10) (c)(d)	68,000,000	67,999,592
Federal Home Loan Bank
0.205% 02/11/11 (e)	64,000,000	63,940,596
0.218% 11/05/10 (e)	105,000,000	104,994,385
0.285% 10/29/10 (e)	53,000,000	52,999,480
Federal Home Loan Mortgage Corp.
0.210% 10/13/10 (e)	38,872,000	38,862,477
0.220% 02/22/11 (e)	35,000,000	34,962,783
0.220% 02/23/11 (e)	38,000,000	37,959,361
0.250% 01/18/11 (e)	44,750,000	44,706,804
0.250% 01/31/11 (e)	80,000,000	79,915,556
0.300% 11/23/10 (e)	64,000,000	63,955,733
0.310% 11/10/10 (e)	51,000,000	50,969,258
0.326% 02/01/11 (11/01/10) (c)(d)	157,000,000	157,008,004
0.525% 01/28/11 (10/30/10) (c)(d)	6,430,000	6,435,920
0.581% 04/07/11 (10/07/10) (c)(d)	221,000,000	221,032,186
0.607% 03/09/11 (09/09/10) (c)(d)	411,000,000	411,468,369
Federal National Mortgage Association
0.210% 02/23/11 (e)	28,000,000	27,971,417
0.250% 10/01/10 (e)	14,000,000	13,997,083
0.250% 01/19/11 (e)	27,000,000	26,973,750
U.S. Government Agencies Total		1,506,152,754

	Par ($)	Value ($)
U.S. Government Obligations – 4.6%
U.S. Treasury Bills
0.185% 02/24/11 (e)	62,000,000	61,943,924
0.205% 01/06/11 (e)	111,000,000	110,919,725
0.220% 12/30/10 (e)	54,000,000	53,960,400
0.230% 09/23/10 (e)	55,000,000	54,992,270
0.265% 10/07/10 (e)	68,000,000	67,981,980
U.S. Treasury Notes
0.875% 02/28/11	44,800,000	44,949,134
1.250% 11/30/10	34,000,000	34,083,126
2.000% 09/30/10	83,000,000	83,105,604
U.S. Government Obligations Total		511,936,163
Total Government & Agency Obligations (cost of $2,018,088,917)		2,018,088,917
Municipal Bonds (d)(f) – 1.3%
Colorado – 0.5%
CO Colorado Springs
Series 2002 C,
SPA: State Street Bank & Trust Co. 0.290% 11/01/27 (09/02/10)	2,800,000	2,800,000
CO Housing & Finance Authority
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.290% 05/01/41 (09/01/10)	3,240,000	3,240,000
Series 2002 A-1,
SPA: FHLB 0.290% 11/01/13 (09/01/10)	1,340,000	1,340,000
Series 2002,
LOC: FNMA, LOC: FHLMC 0.290% 11/01/36 (09/01/10)	2,000,000	2,000,000
Series 2003 A-2,
SPA: FHLB 0.260% 10/01/33 (09/01/10)	3,000,000	3,000,000
Series 2003 A1,
LOC: FNMA, LOC: FHLMC 0.290% 11/01/30 (09/01/10)	1,505,000	1,505,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2010

Municipal Bonds (d)(f) (continued)
	Par ($)	Value ($)
Series 2003 B1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/33 (09/01/10)	3,360,000	3,360,000
Series 2004 A1,
SPA: FHLB 0.270% 10/01/34 (09/01/10)	10,615,000	10,615,000
Series 2005 B-1,
SPA: FHLB 0.290% 04/01/40 (09/01/10)	6,095,000	6,095,000
Series 2006 B1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/36 (09/01/10)	3,330,000	3,330,000
Series 2006 C1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/36 (09/01/10)	3,320,000	3,320,000
Series 2006 CL1,
SPA: FHLB 0.260% 11/01/36 (09/01/10)	1,850,000	1,850,000
Series 2007 C1,
LOC: FNMA, LOC: FHLMC 0.260% 11/01/37 (09/01/10)	5,300,000	5,300,000
Series 2008 A1,
SPA: FHLB 0.290% 04/01/29 (09/01/10)	5,945,000	5,945,000
Series 2008 C1,
SPA: FHLB 0.280% 10/01/38 (09/01/10)	4,000,000	4,000,000
Colorado Total		57,700,000
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.260% 11/15/38 (09/02/10)	4,315,000	4,315,000
Connecticut Total		4,315,000

	Par ($)	Value ($)
Iowa – 0.2%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.310% 07/01/34 (09/02/10)	6,000,000	6,000,000
Series 2007 C,
SPA: FHLB 0.260% 07/01/37 (09/02/10)	1,110,000	1,110,000
Series 2007 G,
SPA: FHLB 0.260% 01/01/38 (09/02/10)	1,435,000	1,435,000
Series 2007,
SPA: FHLB 0.260% 01/01/39 (09/02/10)	6,945,000	6,945,000
Series 2009 G,
SPA: FHLB 0.260% 01/01/39 (09/02/10)	6,440,000	6,440,000
Iowa Total		21,930,000
New Mexico – 0.0%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.280% 12/15/26 (09/02/10)	4,000,000	4,000,000
New Mexico Total		4,000,000
Texas – 0.4%
TX State
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co. 0.290% 12/01/29 (09/01/10)	9,800,000	9,800,000
Series 1999 A-2,
LIQ FAC: JPMorgan Chase & Co. 0.250% 12/01/29 (09/01/10)	26,000,000	26,000,000
Series 2004,
SPA: State Street Bank & Trust Co. 0.290% 12/01/24 (09/07/10)	6,130,000	6,130,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2010

Municipal Bonds (d)(f) (continued)
	Par ($)	Value ($)
Series 2005 A,
SPA: National Australia Bank 0.290% 06/01/45 (09/02/10)	1,475,000	1,475,000
Series 2005 B,
SPA: National Australia Bank 0.290% 06/01/45 (09/02/10)	1,125,000	1,125,000
Texas Total		44,530,000
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.290% 09/01/37 (09/02/10)	3,615,000	3,615,000
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.350% 09/01/27 (09/01/10)	1,000,000	1,000,000
0.350% 09/01/34 (09/01/10)	8,585,000	8,585,000
Wisconsin Total		13,200,000
Total Municipal Bonds (cost of $145,675,000)		145,675,000
Time Deposit – 1.8%
Societe Generale
0.230% 09/01/10	205,000,000	205,000,000
Total Time Deposit (cost of $205,000,000)		205,000,000
Corporate Bond – 0.4%
U.S. Bank N.A./OH
0.250% 11/29/10	43,000,000	43,000,000
Total Corporate Bond (cost of $43,000,000)		43,000,000
Repurchase Agreements – 19.7%
Repurchase agreement with Barclays Capital, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by a U.S. Treasury obligation maturing 05/31/12, market value $139,740,065 (repurchase proceeds $137,000,951)	137,000,000	137,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 03/01/40, market value $69,360,001 (repurchase proceeds $68,000,472)	68,000,000	68,000,000
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.260%, collateralized by commercial paper maturing 12/09/11, market value $2,060,000 (repurchase proceeds $2,000,014)	2,000,000	2,000,000
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 01/15/20, market value $205,800,001 (repurchase proceeds $196,001,960)	196,000,000	196,000,000
Repurchase agreement with Deutsche Bank, dated 08/30/10, due 11/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 06/15/20, market value $170,100,001 (repurchase proceeds $162,102,060)	162,000,000	162,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by a U.S. Treasury obligation maturing 11/15/19, market value $22,553,234 (repurchase proceeds $22,111,147)	22,111,000	22,111,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation and commercial paper with various maturities to 02/01/38, market value $149,245,380 (repurchase proceeds $146,320,016)	146,319,000	146,319,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.280%, collateralized by a U.S. Treasury obligation maturing 05/31/17, market value $66,300,033 (repurchase proceeds $65,000,506)	65,000,000	65,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.330%, collateralized by corporate bonds with various maturities to 07/15/19, market value $37,800,000 (repurchase proceeds $36,000,330)	36,000,000	36,000,000
Repurchase agreement with Goldman Sachs & Co., dated 07/30/10, due 09/03/10 at 0.375%, collateralized by commercial paper maturing 06/09/16, market value $85,079,236 (repurchase proceeds $81,029,531)	81,000,000	81,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/27/10, due 09/29/10, at 0.330%, collateralized by commercial paper maturing 06/09/16, market value $84,003,850 (repurchase proceeds $80,024,200)	80,000,000	80,000,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/40, market value $103,020,716 (repurchase proceeds $101,000,701)	101,000,000	101,000,000
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/40, market value $69,362,936 (repurchase proceeds $68,000,472)	68,000,000	68,000,000
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.360%, collateralized by corporate bonds with various maturities to 03/15/20, market value $105,000,890 (repurchase proceeds $100,001,000)	100,000,000	100,000,000
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.380%, collateralized by corporate bonds with various maturities to 05/15/20, market value $86,104,472 (repurchase proceeds $82,000,866)	82,000,000	82,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/28, market value $52,024,744 (repurchase proceeds $51,000,340)	51,000,000	51,000,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by a U.S. Government Agency obligation maturing 08/18/15, market value $129,540,138 (repurchase proceeds $127,000,882)	127,000,000	127,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.350%, collateralized by corporate bonds and commercial paper with various maturities to 07/29/20, market value $213,260,001 (repurchase proceeds $204,001,983)	204,000,000	204,000,000
Repurchase agreement with Royal Bank of Scotland, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/40, market value $105,060,801 (repurchase proceeds $103,000,715)	103,000,000	103,000,000
Repurchase agreement with Societe Generale, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 04/01/38, market value $209,105,326 (repurchase proceeds $205,001,424)	205,000,000	205,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.330%, collateralized by a corporate bond maturing 10/01/19, market value $8,400,582 (repurchase proceeds $8,000,073)	8,000,000	8,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/40, market value $134,644,006 (repurchase proceeds $132,000,917)	132,000,000	132,000,000
Total Repurchase Agreements (cost of $2,176,430,000)		2,176,430,000
Total Investments – 99.9% (cost of $11,052,697,538) (g)		11,052,697,538
Other Assets & Liabilities, Net – 0.1%		7,196,051
Net Assets – 100.0%		11,059,893,589

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $2,002,674,227, which represents 18.1% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(g)  Cost for federal income tax purposes is $11,052,697,538.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2010

The following table reconciles asset balances for the year ended August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Corporate Bonds	$102,483,141	$—	$131,440,584	$—	$(233,923,725)	$—	$—	$—
Capital Support Agreement	130,433,088	—	(130,433,088)	—	—	—	—	—
Total	$232,916,229	$—	$1,007,496	$—	$(233,923,725)	$—	$—	$—

The Fund's Capital Support Agreement was terminated effective September 9, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Certificates of Deposit	30.6
Commercial Paper	27.9
Government & Agency Obligations	18.2
Municipal Bonds	1.3
Time Deposit	1.8
Corporate Bond	0.4
80.2
Repurchase Agreements	19.7
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	8,876,267,538
	Repurchase agreement, at cost approximating value	2,176,430,000
	Total investments, at value	11,052,697,538
	Cash	1,301
	Cash at broker	34,000,000
Receivable for:
	Fund shares sold	373,784
	Interest	4,460,013
	Expense reimbursement due from investment advisor	58,207
	Trustees' deferred compensation plan	89,671
	Prepaid expenses	47,428
	Total Assets	11,091,727,942
Liabilities	Payable for:
	Investments purchased	28,896,321
	Fund shares repurchased	62,623
	Distributions	291,819
	Investment advisory fee	1,453,044
	Administration fee	375,808
	Pricing and bookkeeping fees	21,016
	Transfer agent fee	22,438
	Trustees' fees	61,280
	Custody fee	84,498
	Distribution and service fees	311,612
	Shareholder administration fee	43,566
	Chief compliance officer expenses	3,170
	Trustees' deferred compensation plan	89,671
	Other liabilities	117,487
	Total Liabilities	31,834,353
	Net Assets	11,059,893,589
Net Assets Consist of	Paid-in capital	11,060,061,568
	Overdistributed net investment income	(33,782)
	Accumulated net realized loss	(134,197)
	Net Assets	11,059,893,589

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2010

Capital Class Shares	Net assets	$8,094,013,402
	Shares outstanding	8,094,106,464
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$87,924,447
	Shares outstanding	87,925,467
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$102,244,541
	Shares outstanding	102,245,531
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,399,372,323
	Shares outstanding	1,399,387,170
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$10,002
	Shares outstanding	10,002
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$991,882,249
	Shares outstanding	991,892,701
	Net asset value per share	$1.00
Retail A Shares	Net assets	$53,244,650
	Shares outstanding	53,245,223
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$331,201,975
	Shares outstanding	331,205,708
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

11

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	43,175,781
Expenses	Investment advisory fee	19,470,381
	Administration fee	12,840,245
	Distribution fee:
	Investor Class Shares	11
	Service fee:
	Liquidity Class Shares	498,849
	Adviser Class Shares	5,826,869
	Investor Class Shares	25
	Retail A Shares	42,845
	Shareholder administration fee:
	Trust Class Shares	135,574
	Institutional Class Shares	580,780
	Transfer agent fee	209,970
	Pricing and bookkeeping fees	204,211
	Trustees' fees	50,499
	Custody fee	473,096
	Chief compliance officer expenses	11,087
	Treasury temporary guarantee program fee	380,169
	Other expenses	795,644
	Total Expenses	41,520,255
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,091,801)
	Fees waived by distributor:
	Trust Class Shares	(4,418)
	Liquidity Class Shares	(50,096)
	Adviser Class Shares	(2,788,255)
	Investor Class Shares	(22)
	Fees waived by shareholder service provider—Liquidity Class Shares	(199,540)
	Expense reductions	(2,291)
	Net Expenses	30,383,832
	Net Investment Income	12,791,949
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	56,868
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(130,433,088)
	Change in unrealized appreciation (depreciation) on investments	130,433,088
	Net change in unrealized appreciation (depreciation)	—
	Net Gain	56,868
	Net Increase Resulting from Operations	12,848,817

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	12,791,949	210,578,486
	Net realized gain on investments	56,868	2,004,260
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(130,433,088)	90,533,088
	Net change in unrealized appreciation (depreciation) on investments	130,433,088	(45,113,088)
	Net increase resulting from operations	12,848,817	258,002,746
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(10,897,746)	(115,660,666)
	Trust Class Shares	(43,621)	(1,814,132)
	Liquidity Class Shares	(9,732)	(7,584,953)
	Adviser Class Shares	—	(50,600,488)
	Investor Class Shares	—	(398,234)
	Institutional Class Shares	(1,287,869)	(26,121,754)
	Retail A Shares	(36,451)	(841,540)
	G-Trust Shares	(517,099)	(7,556,720)
	Total distributions to shareholders	(12,792,518)	(210,578,487)
	Net Capital Stock Transactions	(3,490,643,092)	(7,337,600,566)
	Total decrease in net assets	(3,490,586,793)	(7,290,176,307)
Net Assets	Beginning of period	14,550,480,382	21,840,656,689
	End of period	11,059,893,589	14,550,480,382
	Overdistributed net investment income at end of period	(33,782)	(33,213)

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	35,707,651,952	35,707,651,952	60,165,894,516	60,165,894,515
Distributions reinvested	8,674,059	8,674,059	90,437,534	90,437,534
Redemptions	(35,877,099,607)	(35,877,099,706)	(62,376,527,895)	(62,376,527,895)
Net decrease	(160,773,596)	(160,773,695)	(2,120,195,845)	(2,120,195,846)
Trust Class Shares
Subscriptions	352,883,263	352,883,263	678,842,592	678,842,592
Distributions reinvested	50	50	6,658	6,658
Redemptions	(444,469,005)	(444,469,005)	(662,552,073)	(662,552,073)
Net increase (decrease)	(91,585,692)	(91,585,692)	16,297,177	16,297,177
Liquidity Class Shares
Subscriptions	229,660,641	229,660,641	1,839,846,699	1,839,846,699
Distributions reinvested	9,434	9,434	7,061,393	7,061,392
Redemptions	(580,919,449)	(580,919,449)	(2,410,317,574)	(2,410,317,574)
Net decrease	(351,249,374)	(351,249,374)	(563,409,482)	(563,409,483)
Adviser Class Shares
Subscriptions	2,872,187,567	2,872,187,567	4,000,505,895	4,000,505,895
Distributions reinvested	—	—	6,116,036	6,116,036
Redemptions	(4,573,423,654)	(4,573,423,654)	(7,465,936,098)	(7,465,936,098)
Net decrease	(1,701,236,087)	(1,701,236,087)	(3,459,314,167)	(3,459,314,167)
Investor Class Shares
Subscriptions	2	2	13,062,618	13,062,619
Distributions reinvested	—	—	26	26
Redemptions	(2)	(2)	(83,630,934)	(83,630,834)
Net decrease	—	—	(70,568,290)	(70,568,189)
Institutional Class Shares
Subscriptions	3,551,156,762	3,551,156,762	7,942,147,571	7,942,147,571
Distributions reinvested	1,242,031	1,242,031	23,753,034	23,753,034
Redemptions	(4,564,253,700)	(4,564,253,700)	(8,894,538,868)	(8,894,538,868)
Net decrease	(1,011,854,907)	(1,011,854,907)	(928,638,263)	(928,638,263)
Retail A Shares
Subscriptions	8,234,731	8,234,731	9,838,164	9,838,164
Distributions reinvested	35,626	35,626	819,090	819,091
Redemptions	(22,782,963)	(22,782,963)	(30,598,055)	(30,598,055)
Net decrease	(14,512,606)	(14,512,606)	(19,940,801)	(19,940,800)
G-Trust Shares
Subscriptions	448,889,479	448,889,479	617,549,986	617,549,986
Distributions reinvested	48,317	48,317	459,153	459,153
Redemptions	(608,368,526)	(608,368,527)	(809,840,134)	(809,840,134)
Net decrease	(159,430,730)	(159,430,731)	(191,830,995)	(191,830,995)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (d)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	— (d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.13%	1.13	%(g)	3.76	%(h)	5.30%	2.08	%(i)	3.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20%	0.24%		0.20%		0.20%	0.20	%(k)	0.20%
Waiver/Reimbursement	0.07%	0.05%		0.05%		0.06%	0.06	%(k)	0.06%
Net investment income (j)	0.13%	1.07%		3.81%		5.18%	4.93	%(k)	3.60%
Net assets, end of period (000s)	$8,094,013	$8,254,775		$10,352,511		$10,723,924	$6,625,010		$6,401,492

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (d)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	— (d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.03%	1.03	%(g)	3.66	%(h)(i)	5.20%	2.04	%(j)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.30%	0.34%		0.30%		0.30%	0.30	%(l)	0.30%
Waiver/Reimbursement	0.07%	0.05%		0.05%		0.06%	0.06	%(l)	0.06%
Net investment income (k)	0.03%	1.02%		3.40	%(i)	5.08%	4.89	%(l)	3.71%
Net assets, end of period (000s)	$87,924	$179,509		$162,859		$64,747	$20,085		$15,325

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	(d)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.01%		0.98	%(g)	3.61	%(h)	5.15%	2.02	%(i)	3.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33%		0.39%		0.35%		0.35%	0.35	%(k)	0.35%
Waiver/Reimbursement	0.19%		0.15%		0.15%		0.16%	0.16	%(k)	0.16%
Net investment income (j)	—	%(l)	1.12%		3.71%		5.03%	4.78	%(k)	3.56%
Net assets, end of period (000s)	$102,245		$453,489		$1,014,693		$1,481,554	$1,254,383		$1,214,883

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(d)	—	(d)	—	—		—
Total from investment operations	—	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	—	0.89	%(g)(h)	3.51	%(i)	5.04%	1.98	%(j)	3.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33%	0.48%		0.45%		0.45%	0.45	%(l)	0.45%
Waiver/Reimbursement	0.19%	0.06%		0.05%		0.60%	0.06	%(l)	0.06%
Net investment income (k)	—	1.08	%(h)	3.52%		4.93%	4.69	%(l)	3.47%
Net assets, end of period (000s)	$1,399,372	$3,100,587		$6,545,670		$7,933,658	$5,666,480		$4,730,117

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(d)	—	(d)	—	—		—
Total from investment operations	—	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	—	0.80	%(g)(h)	3.40	%(i)	4.94%	1.93	%(j)	3.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.35%	0.58%		0.55%		0.55%	0.55	%(l)	0.55%
Waiver/Reimbursement	0.28%	0.06%		0.05%		0.06%	0.06	%(l)	0.06%
Net investment income (k)	—	1.53	%(h)	3.34%		4.83%	4.56	%(l)	3.26%
Net assets, end of period (000s)	$10	$10		$70,425		$68,592	$80,137		$107,221

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been (0.09)%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (d)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(d)	—	(d)	—	—		—
Total from investment operations	— (d)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	— (d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.09%	1.09	%(g)	3.72	%(h)	5.26%	2.07	%(i)	3.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24%	0.28%		0.24%		0.24%	0.24	%(k)	0.24%
Waiver/Reimbursement	0.06%	0.05%		0.05%		0.06%	0.06	%(k)	0.06%
Net investment income (j)	0.09%	1.11%		3.66%		5.14%	4.90	%(k)	3.59%
Net assets, end of period (000s)	$991,882	$2,003,722		$2,926,008		$3,099,546	$2,691,468		$2,361,622

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (e)	0.01		0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(e)	—	(e)	—	—		—
Total from investment operations	— (e)	0.01		0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	— (e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.06%	1.06	%(h)(i)	3.69	%(j)	5.23%	2.05	%(k)	1.50	%(k)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.27%	0.31%		0.27%		0.27%	0.27	%(m)	0.27	%(m)
Waiver/Reimbursement	0.07%	0.05%		0.05%		0.06%	0.06	%(m)	0.06	%(m)
Net investment income (l)	0.06%	1.12	%(i)	3.66%		5.11%	4.85	%(m)	4.15	%(m)
Net assets, end of period (000s)	$53,245	$67,757		$87,508		$96,260	$101,776		$110,828

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.17%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  Not annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (e)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	—	(e)	—	(e)	—	—		—
Total from investment operations	— (e)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	— (e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.13%	1.13	%(h)	3.76	%(i)	5.30%	2.08	%(j)	1.53	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20%	0.24%		0.20%		0.20%	0.20	%(l)	0.20	%(l)
Waiver/Reimbursement	0.07%	0.05%		0.05%		0.06%	0.06	%(l)	0.06	%(l)
Net investment income (k)	0.13%	1.19%		3.73%		5.18%	4.93	%(l)	4.22	%(l)
Net assets, end of period (000s)	$331,202	$490,631		$680,983		$727,195	$730,240		$780,544

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2010

Note 1. Organization

BofA Money Market Reserves (the "Fund"), formerly Columbia Money Market Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Money Market Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

23

BofA Money Market Reserves, August 31, 2010

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

24

BofA Money Market Reserves, August 31, 2010

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, now a series of BofA Funds Series Trust, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of BofA. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On September 8, 2009, an affiliate of BofA purchased the remaining Covered Securities owned by the Fund (see Note 10). As a result of this transaction, the Fund terminated the Agreement with the Support Provider effective September 9, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through September 8, 2009 was $155,311,555.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Ordinary Income*	$12,792,518	$210,578,487

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

25

BofA Money Market Reserves, August 31, 2010

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$338,667	$—

The following capital loss carryforward, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$134,197

Capital loss carryforwards of $56,868 were utilized by the Fund during the year ended August 31, 2010.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Money Market Reserves	BofA Money Market Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management	BofA Distributors, Inc. Distributors, Inc.

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

26

BofA Money Market Reserves, August 31, 2010

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent

27

BofA Money Market Reserves, August 31, 2010

provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as

28

BofA Money Market Reserves, August 31, 2010

applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery. Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$8,091,801	$9,587,709	$12,625,233	$30,304,743	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $2,291 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

29

BofA Money Market Reserves, August 31, 2010

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of August 31, 2010, 90.2% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $7,941,309 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and the expense reimbursement discussed in Note 4.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement)

30

BofA Money Market Reserves, August 31, 2010

and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon.

On September 8, 2009, an affiliate of BofA purchased the Axon securities from the Fund. The purchase price of $233,923,725 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. As a result of this transaction, the Fund's Capital Support Agreement was terminated effective September 9, 2009, as discussed in Note 3.

31

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves (formerly Columbia Money Market Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (a series of BofA Funds Series Trust) (formerly Columbia Money Market Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

32

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

33

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

34

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

35

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

36

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Money Market Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72603-0810 (10/10) 10/A2L3I1

BofATM Funds

Annual Report

August 31, 2010

BofA Municipal Reserves
(formerly Columbia Municipal Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	23

Statement of Operations	25

Statement of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	36

Report of Independent Registered Public Accounting Firm	44

Federal Income Tax Information	45

Fund Governance	46

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.80	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.69	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.49	1.71	1.73	0.34
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.39	1.81	1.84	0.36
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.39	1.81	1.84	0.36
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Class Z Shares	1,000.00	1,000.00	1,000.80	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Municipal Reserves

August 31, 2010

Municipal Bonds – 91.6%
	Par ($)	Value ($)
Alabama – 0.3%
AL Albertville Industrial Development Board
Aerospace Integration,
Series 2007, AMT, LOC: JPMorgan Chase & Co. 0.370% 03/01/18 (09/02/10) (a)(b)	9,595,000	9,595,000
AL Public School & College Authority
Series 2001 A,
Pre-refunded 02/01/11, 5.500% 02/01/14	4,980,000	5,085,868
Alabama Total		14,680,868
Alaska – 0.5%
AK Housing Finance Corp.
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.330% 12/01/33 (09/02/10) (a)(b)(c)	26,215,000	26,215,000
Alaska Total		26,215,000
Arizona – 1.0%
AZ Maricopa County Industrial Development Authority
Sonora Vista Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.460% 12/01/39 (09/02/10) (a)(b)	895,000	895,000
Series 2005, AMT,
GTY AGMT: FHLMC 0.470% 01/01/36 (09/02/10) (a)(b)	7,135,000	7,135,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.460% 06/01/31 (09/02/10) (a)(b)	4,495,000	4,495,000
Spring Air Mattress Company,
Series 1999, AMT, LOC: JPMorgan Chase Bank 1.100% 04/01/19 (09/01/10) (a)(b)	760,000	760,000
AZ School District
Series 2010,
1.500% 07/29/11	35,000,000	35,342,066
Arizona Total		48,627,066

	Par ($)	Value ($)
Arkansas – 0.1%
AR Lowell
Little Rock Newspapers,
Series 1996, AMT, LOC: JPMorgan Chase Bank 0.350% 06/01/31 (09/01/10) (a)(b)	6,500,000	6,500,000
Arkansas Total		6,500,000
California – 5.4%
CA Bay Area Toll Authority
Series 2007 B2,
SPA: JPMorgan Chase Bank 0.240% 04/01/47 (09/02/10) (a)(b)	62,965,000	62,965,000
CA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust: 0.330% 02/01/22 (09/02/10) (a)(b)	12,795,000	12,795,000
0.330% 02/01/24 (09/02/10) (a)(b)	9,600,000	9,600,000
CA Los Angeles County
Series 2010,
2.000% 06/30/11	93,000,000	93,923,893
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: FHLMC 0.390% 10/01/31 (09/02/10) (a)(b)	22,530,000	22,530,000
CA Statewide Communities Development Authority
Museum Associates,
Series 2008 B, LOC: Wells Fargo Bank N.A. 0.240% 12/01/37 (09/01/10) (a)(b)	34,900,000	34,900,000
Series 2001, AMT,
GTY AGMT: FHLMC 0.460% 07/01/15 (09/02/10) (a)(b)	8,105,000	8,105,000
CA State
Series 2004 A6,
LOC: Citibank N.A., LOC: California State Teachers Retirement System 0.250% 05/01/34 (09/02/10) (a)(b)	33,000,000	33,000,000
California Total		277,818,893

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Colorado – 3.5%
CO BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.330% 05/15/14 (09/02/10) (a)(b)	10,195,000	10,195,000
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.460% 01/01/17 (09/02/10) (a)(b)	1,825,000	1,825,000
CO Denver County
Series 2002 C, AMT,
LOC: Lloyds TSB Bank PLC 0.320% 11/15/25 (09/01/10) (a)(b)	23,450,000	23,450,000
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank AG 0.330% 11/15/18 (09/02/10) (a)(b)	4,160,000	4,160,000
CO Educational & Cultural Facilities Authority
Four Community Hillel House,
Series 2008 D2, LOC: JPMorgan Chase Bank 0.260% 05/01/38 (09/01/10) (a)(b)	1,050,000	1,050,000
Jewish Community Center,
Series 2006 D-1, LOC: JPMorgan Chase Bank 0.260% 07/01/36 (09/01/10) (a)(b)	6,650,000	6,650,000
JFMC Facilities Corp.,
Series 2009 C7, LOC: U.S. Bank N.A., GTY AGMT: Jewish Federation Metro Chicago 0.260% 03/01/39 (09/01/10) (a)(b)	1,400,000	1,400,000
CO Housing & Finance Authority
Series 2004 A2, AMT,
SPA: Dexia Credit Local 0.450% 11/01/26 (09/01/10) (a)(b)	50,000,000	50,000,000
Series 2005 A-2, AMT,
SPA: Dexia Credit Local 0.450% 11/01/27 (09/01/10) (a)(b)	36,700,000	36,700,000

	Par ($)	Value ($)
Series 2006 G, AMT,
GTY AGMT: Goldman Sachs 0.750% 12/01/36 (01/11/11)	6,996	6,996
Series 2007 B2, AMT,
SPA: Calyon Bank 0.300% 04/01/38 (09/01/10) (a)(b)	16,710,000	16,710,000
Terrace Park LP,
Series 2007, AMT, LOC: U.S. Bank N.A. 0.320% 09/01/25 (09/02/10) (a)(b)	11,800,000	11,800,000
CO Pitkin County
Aspen Skiing Co.,
Series 1994 B, AMT, LOC: JPMorgan Chase Bank 0.310% 04/01/14 (09/01/10) (a)(b)	7,700,000	7,700,000
CO School of Mines
Series 2008 B,
LOC: Dexia Credit Local 0.250% 12/01/37 (09/01/10) (a)(b)	5,400,000	5,400,000
Colorado Total		177,046,996
Connecticut – 0.2%
CT Development Authority
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.290% 08/01/23 (09/01/10) (a)(b)	8,265,000	8,265,000
Connecticut Total		8,265,000
Delaware – 2.5%
DE BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.360% 04/10/22 (09/02/10) (a)(b)	23,525,000	23,525,000
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
LIQ FAC: FHLB 0.370% 04/15/49 (09/02/10) (a)(b)	99,820,000	99,820,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
DE New Castle County
FlightSafety International, Inc.,
Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.320% 12/01/32 (09/02/10) (a)(b)	5,185,000	5,185,000
Delaware Total		128,530,000
District of Columbia – 1.4%
DC District of Columbia
Series 2009,
2.500% 09/30/10	50,000,000	50,081,286
Series 2010 C,
0.320% 12/01/10 (09/02/10) (b)(d)	7,580,000	7,580,000
DC Metropolitan Washington Airports Authority
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.400% 10/01/14 (09/02/10) (a)(b)	12,790,000	12,790,000
District of Columbia Total		70,451,286
Florida – 5.8%
FL BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.330% 10/01/15 (09/02/10) (a)(b)	10,110,000	10,110,000
FL Broward County Housing Finance Authority
Series 2006, AMT,
GTY AGMT: Goldman Sachs 0.330% 06/01/46 (09/02/10) (a)(b)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 0.360% 10/01/25 (09/02/10) (a)(b)	7,000,000	7,000,000
FL Housing Finance Corp.
Brentwood Club on Millenia,
Series 2002 A1, AMT, LOC: FNMA 0.350% 01/15/35 (09/02/10) (a)(b)	10,545,000	10,545,000

	Par ($)	Value ($)
Cove at St. Andrews Partners,
Series 2003 E-1, AMT, LIQ FAC: FNMA 0.350% 06/15/36 (09/02/10) (a)(b)	8,015,000	8,015,000
Series 2006 49G, AMT,
GTY AGMT: Goldman Sachs 0.330% 06/01/46 (09/02/10) (a)(b)	29,995,000	29,995,000
Tuscany Lakes Ltd.:
Series 2002 1, AMT, LIQ FAC: FNMA 0.350% 11/15/35 (09/02/10) (a)(b)	3,500,000	3,500,000
Series 2006 K3, AMT, LIQ FAC: FNMA 0.350% 11/15/35 (09/02/10) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
Cove at Lady Lake Partners,
Series 2005 A, AMT, LIQ FAC: FNMA 0.340% 05/15/38 (09/01/10) (a)(b)	9,500,000	9,500,000
Fox Chase Partners, Ltd.,
Series 2002 E, AMT, LIQ FAC: FNMA 0.340% 08/15/35 (09/01/10) (a)(b)	8,640,000	8,640,000
Lee Vista Club Partners,
Series 2004 A, AMT, LIQ FAC: FNMA 0.340% 05/15/37 (09/01/10) (a)(b)	15,000,000	15,000,000
Marbella Cove II LP,
Series 2007 B, AMT, LOC: FHLB 0.340% 06/15/42 (09/01/10) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.400% 07/01/39 (09/02/10) (a)(b)	8,590,000	8,590,000
0.400% 03/01/50 (09/02/10) (a)(b)	4,080,000	4,080,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Sunshine State Governmental Financing Authority
Series H,
LOC: JPMorgan Chase Bank 0.300% 09/15/10	28,510,000	28,510,000
Series L, AMT,
LOC: Dexia Credit Local 0.400% 09/03/10	75,255,000	75,255,000
Florida Total		297,940,000
Georgia – 2.3%
GA Atlanta
Series B-1,
LOC: Wells Fargo Bank N.A. 0.300% 09/13/10	2,500,000	2,500,000
0.320% 10/12/10	5,000,000	5,000,000
GA Atlanta Urban Residential Finance Authority
Series 2005, AMT,
GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.470% 12/01/30 (09/02/10) (a)(b)(e)	4,585,000	4,585,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.380% 09/01/24 (09/02/10) (a)(b)	6,715,000	6,715,000
GA Columbia County Development Authority
Westwood Club Partners,
Series 2002, AMT, LIQ FAC: FNMA 0.360% 11/15/35 (09/02/10) (a)(b)	7,260,000	7,260,000
GA George L. Smith lI Congress Center Authority
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.360% 01/01/18 (09/02/10) (a)(b)(c)	14,825,000	14,825,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.480% 10/01/21 (09/02/10) (a)(b)	2,160,000	2,160,000

	Par ($)	Value ($)
GA Houston County Development Authority
Clean Control Corp.,
Series 2000, AMT, LOC: Branch Banking & Trust 0.380% 06/01/20 (09/02/10) (a)(b)	1,750,000	1,750,000
GA Kennesaw Development Authority
Alta Ridenour LLC,
Series 2008, AMT, LOC: FHLMC 0.340% 10/01/43 (09/02/10) (a)(b)	7,350,000	7,350,000
GA Municipal Gas Authority
Series 2009 H,
2.000% 11/18/10	6,000,000	6,016,160
Series 2010,
2.000% 05/17/11	9,500,000	9,590,049
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.400% 12/01/37 (09/02/10) (a)(b)	12,885,000	12,885,000
0.400% 12/01/43 (09/02/10) (a)(b)	11,815,000	11,815,000
0.400% 04/01/46 (09/02/10) (a)(b)	9,190,000	9,190,000
GA Richmond County Development Authority
Stonegate Club Partners,
Series 2002, AMT, LIQ FAC: FNMA 0.360% 11/15/35 (09/02/10) (a)(b)	5,055,000	5,055,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.380% 11/01/27 (09/02/10) (a)(b)	4,700,000	4,700,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 0.480% 12/01/22 (09/02/10) (a)(b)	3,265,000	3,265,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.380% 09/01/19 (09/02/10) (a)(b)	2,800,000	2,800,000
Georgia Total		117,461,209
Idaho – 1.1%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.510% 09/01/21 (09/02/10) (a)(b)	3,320,000	3,320,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.330% 04/01/33 (09/01/10) (a)(b)	4,420,000	4,420,000
Balmoral LP,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.330% 05/01/32 (09/01/10) (a)(b)	5,560,000	5,560,000
Series 2004 A-I, AMT,
LOC: FNMA, LOC: FHLMC 0.350% 07/01/35 (09/01/10) (a)(b)	8,250,000	8,250,000
Series 2007 D-1, AMT,
LOC: FNMA, LOC: FHLMC 0.350% 07/01/38 (09/01/10) (a)(b)	4,300,000	4,300,000
Series 2007 E-1-I, AMT,
LOC: FNMA, LOC: FHLMC 0.350% 07/01/38 (09/01/10) (a)(b)	24,000,000	24,000,000
Series 2007 G, AMT,
LOC: FNMA, LOC: FHLMC 0.350% 07/01/38 (09/01/10) (a)(b)	7,900,000	7,900,000
Idaho Total		57,750,000

	Par ($)	Value ($)
Illinois – 4.6%
IL Chicago
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris N.A. 0.430% 07/01/34 (09/02/10) (a)(b)	12,545,000	12,545,000
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris N.A. 0.530% 12/01/28 (09/02/10) (a)(b)	4,300,000	4,300,000
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.800% 11/01/22 (09/02/10) (a)(b)	1,050,000	1,050,000
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.800% 12/01/15 (09/02/10) (a)(b)	700,000	700,000
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 0.340% 06/01/40 (09/02/10) (a)(b)	5,217,000	5,217,000
North Larabee LP,
Series 2001 A, AMT, LOC: Harris N.A. 0.530% 04/01/36 (09/02/10) (a)(b)	4,335,000	4,335,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: Harris N.A. 0.530% 01/01/39 (09/02/10) (a)(b)	3,565,000	3,565,000
MRC Polymers, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.370% 10/01/31 (09/02/10) (a)(b)	4,426,000	4,426,000
Midway Airport,
Series 2004 C-2N, AMT, LOC: Morgan Stanley Bank 0.310% 01/01/35 (09/02/10) (a)(b)	30,530,000	30,530,000
Series 2004 D-2N,
LOC: Morgan Stanley Bank 0.270% 01/01/35 (09/02/10) (a)(b)	15,025,000	15,025,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 0.440% 01/15/33 (09/02/10) (a)(b)	9,405,000	9,405,000
0.440% 07/15/33 (09/02/10) (a)(b)	49,980,000	49,980,000
IL Des Plaines
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase Bank 0.800% 10/01/18 (09/02/10) (a)(b)	1,265,000	1,265,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 12/01/31 (09/02/10) (a)(b)	7,520,000	7,520,000
IL Finance Authority
Barton Manufacturing, Inc.,
Series 2005, AMT, LOC: PNC Bank N.A. 0.380% 11/01/18 (09/02/10) (a)(b)	1,753,000	1,753,000
Campayna-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.800% 08/01/25 (09/02/10) (a)(b)	2,300,000	2,300,000
Clingan Steel, Inc.,
Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.800% 12/01/23 (09/02/10) (a)(b)	1,405,000	1,405,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.380% 05/01/18 (09/02/10) (a)(b)	1,105,000	1,105,000
Engineered Polymer,
Series 1995, AMT, LOC: Wells Fargo Bank N.A., GTY AGMT: Valspar Corp. 0.460% 08/01/15 (09/02/10) (a)(b)	7,800,000	7,800,000
Forty Foot High Realty LLC,
Series 2002, AMT, LOC: PNC Bank N.A. 0.370% 12/01/27 (09/02/10) (a)(b)	3,740,000	3,740,000

	Par ($)	Value ($)
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.800% 12/01/23 (09/02/10) (a)(b)	3,990,000	3,990,000
Koszuta Properties LLC,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.800% 08/01/23 (09/02/10) (a)(b)	1,690,000	1,690,000
Lake Towers Associates II LP,
Series 1997, AMT, LIQ FAC: FHLMC 0.430% 10/01/23 (09/02/10) (a)(b)	8,565,000	8,565,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.800% 12/01/18 (09/02/10) (a)(b)	1,700,000	1,700,000
Knead Dough Baking,
LOC: JPMorgan Chase Bank 0.800% 09/01/25 (09/02/10) (a)(b)	415,000	415,000
Waterton Vistas II LLC,
Series 2004, AMT, LIQ FAC: FNMA 0.340% 10/15/34 (09/02/10) (a)(b)	8,500,000	8,500,000
IL Housing Development Authority
Mattoon Towers Associates II,
Series 2004, AMT, LOC: FHLB 0.340% 01/01/34 (09/02/10) (a)(b)	3,075,000	3,075,000
Pontiac Tower Associates III,
Series 2005, AMT, LOC: Harris N.A. 0.430% 09/01/35 (09/02/10) (a)(b)	3,615,000	3,615,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: Harris N.A. 0.430% 10/01/35 (09/02/10) (a)(b)	3,595,000	3,595,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
GTY AGMT: FHLMC 0.400% 01/01/44 (09/02/10) (a)(b)	4,300,000	4,300,000
LIQ FAC: FHLMC 0.400% 01/01/44 (09/02/10) (a)(b)	3,900,000	3,900,000
IL Skokie Village
P.S. Greetings, Inc.,
Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.380% 12/01/33 (09/02/10) (a)(b)	2,245,000	2,245,000
IL Upper River Valley Development Authority
Advanced Drainage Systems,
Series 2002, AMT, LOC: PNC Bank N.A. 0.370% 07/01/14 (09/02/10) (a)(b)	2,710,000	2,710,000
IL Will County
Exxon Mobil Corp.,
Series 2001, AMT, 0.210% 06/01/26 (09/01/10) (b)(d)	19,585,000	19,585,000
Illinois Total		235,851,000
Indiana – 5.1%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.800% 08/01/17 (09/02/10) (a)(b)	1,900,000	1,900,000
IN Bond Bank
Series 2010 A:
1.500% 01/06/11	6,000,000	6,022,121
LOC: JPMorgan Chase Bank 2.000% 01/06/11	40,000,000	40,217,418
IN DeKalb County
R&D Concrete Properties,
Series 2003, AMT, LOC: PNC Bank N.A. 0.370% 10/01/13 (09/02/10) (a)(b)	2,370,000	2,370,000

	Par ($)	Value ($)
IN Elkhart County
Crossroads Apartments LLC,
Series 1998 A, AMT, LOC: FHLB 2.030% 04/01/28 (09/01/10) (a)(b)	670,000	670,000
Series 2006, AMT,
LOC: PNC Bank N.A. 0.370% 07/01/26 (09/02/10) (a)(b)	3,175,000	3,175,000
Vahala Enterprises, Inc.,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.800% 09/01/17 (09/02/10) (a)(b)	1,000,000	1,000,000
IN Finance Authority
Ascension Health,
Series 2003 E6, 0.390% 11/15/39 (03/15/11) (b)(d)	20,000,000	20,000,000
IN Garrett
IKG Industries,
Series 2005, AMT, LOC: PNC Bank N.A. 0.370% 01/01/21 (09/02/10) (a)(b)	4,415,000	4,415,000
IN Gibson County
Toyota Motor Manufacturing:
Series 1997, AMT, 0.320% 10/01/27 (09/01/10) (b)(d)	10,000,000	10,000,000
Series 1998, AMT, 0.320% 01/01/28 (09/01/10) (b)(d)	10,000,000	10,000,000
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.320% 01/01/29 (09/01/10) (a)(b)	10,000,000	10,000,000
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.320% 01/01/30 (09/01/10) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.320% 02/01/31 (09/01/10) (a)(b)	10,000,000	10,000,000
0.320% 09/01/31 (09/01/10) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Jeffersonville
Amatrol Project,
Series 2003, AMT, LOC: PNC Bank N.A. 0.370% 04/01/23 (09/02/10) (a)(b)	3,855,000	3,855,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 0.440% 10/26/17 (09/02/10) (a)(b)	85,190,000	85,190,000
IN Rockport
AK Steel Corp.:
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.320% 12/01/27 (09/01/10) (a)(b)	10,000,000	10,000,000
Series 1998 A, AMT, LOC: PNC Bank N.A. 0.320% 12/01/28 (09/01/10) (a)(b)	10,000,000	10,000,000
Series 1999 A, AMT, LOC: PNC Bank N.A. 0.320% 06/01/29 (09/01/10) (a)(b)	10,000,000	10,000,000
IN St. Joseph County
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 2.030% 06/01/27 (09/01/10) (a)(b)	2,365,000	2,365,000
Indiana Total		261,179,539
Iowa – 0.4%
IA Clinton
Sethness Products Co.:
Series 2004, AMT, LOC: Northern Trust Co. 0.600% 12/01/22 (09/01/10) (a)(b)	3,400,000	3,400,000
Series 1996, AMT, LOC: Northern Trust Co. 0.600% 09/01/11 (09/01/10) (a)(b)	900,000	900,000

	Par ($)	Value ($)
IA Finance Authority
Diocese of Sioux City,
Series 1999, LOC: Wells Fargo Bank N.A. 0.290% 03/01/19 (09/02/10) (a)(b)	5,115,000	5,115,000
Series 2005 E, AMT,
SPA: State Street Bank & Trust Co. 0.320% 01/01/36 (09/02/10) (a)(b)	4,230,000	4,230,000
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 0.350% 11/01/17 (09/02/10) (a)(b)	4,770,000	4,770,000
IA West Burlington
Borghi USA OilHydraulic,
Series 2001 B, AMT, LOC: JPMorgan Chase Bank 0.800% 01/01/11 (09/02/10) (a)(b)	90,000	90,000
Iowa Total		18,505,000
Kansas – 0.6%
KS Development Finance Authority
Boulevard Apartments, LLC,
Series 2008 B, AMT, LOC: Wells Fargo Bank N.A. 0.340% 03/01/43 (09/02/10) (a)(b)	25,000,000	25,000,000
KS Wichita Airport Authority
FlightSafety International, Inc.,
Series 2003 A, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.320% 11/01/31 (09/02/10) (a)(b)	2,860,000	2,860,000
Kansas Total		27,860,000
Kentucky – 1.7%
KY Campbellsville-Taylor County Industrial Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.600% 05/01/31 (09/01/10) (a)(b)	7,410,000	7,410,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Economic Development Finance Authority
Republic Services, Inc.,
Series 2008, AMT, LOC: JPMorgan Chase Bank 0.310% 10/01/28 (09/01/10) (a)(b)	10,000,000	10,000,000
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.480% 06/01/26 (09/02/10) (a)(b)	3,040,000	3,040,000
KY Housing Corp.
Highlands Court Apartments,
Series 2007, AMT, LOC: PNC Bank N.A. 0.360% 12/15/37 (09/02/10) (a)(b)	3,900,000	3,900,000
Series 2005 B, AMT,
SPA: BNP Paribas 0.360% 07/01/32 (09/01/10) (a)(b)	11,085,000	11,085,000
Series 2005 L, AMT,
SPA: BNP Paribas 0.360% 07/01/36 (09/01/10) (a)(b)	12,900,000	12,900,000
Series 2006 C, AMT,
SPA: BNP Paribas 0.360% 07/01/36 (09/01/10) (a)(b)	15,425,000	15,425,000
Series 2006 I, AMT,
SPA: BNP Paribas 0.360% 01/01/32 (09/01/10) (a)(b)	20,755,000	20,755,000
Kentucky Total		84,515,000
Louisiana – 2.5%
LA Parish of St. James
Texaco, Inc,
Series 1988 B, GTY AGMT: Chevron Corp. 0.240% 07/01/12 (09/01/10) (a)(b)	36,530,000	36,530,000
LA RBC Municipal Products, Inc. Trust
Series 2008 L14, AMT,
LOC: Royal Bank of Canada 0.330% 09/01/28 (09/02/10) (a)(b)	33,345,000	33,345,000

	Par ($)	Value ($)
Series 2008 L17, AMT,
LOC: Royal Bank of Canada 0.330% 12/01/36 (09/02/10) (a)(b)	54,495,000	54,495,000
Series 2008 L18, AMT,
LOC: Royal Bank of Canada 0.330% 03/01/28 (09/02/10) (a)(b)	5,095,000	5,095,000
Louisiana Total		129,465,000
Maine – 1.1%
ME Housing Authority
Series 2007 E-2, AMT,
SPA: State Street Bank & Trust Co. 0.350% 11/15/41 (09/02/10) (a)(b)	8,000,000	8,000,000
Series 2008 E2, AMT,
SPA: Dexia Credit Local: 0.450% 11/15/30 (09/02/10) (a)(b)	25,415,000	25,415,000
0.450% 11/15/37 (09/02/10) (a)(b)	24,550,000	24,550,000
Maine Total		57,965,000
Maryland – 1.1%
MD Carroll County
Shelter Systems LTD,
Series 2004, AMT, LOC: Branch Banking & Trust 0.380% 07/01/24 (09/02/10) (a)(b)	4,500,000	4,500,000
MD Montgomery County Housing Opportunities Commission
Series 2006, AMT,
LIQ FAC: FHLMC 0.400% 02/01/40 (09/02/10) (a)(b)	49,985,000	49,985,000
Maryland Total		54,485,000
Massachusetts – 2.1%
MA Bay Transportation Authority
Series 2008,
LIQ FAC: Dexia Credit Local 0.450% 07/01/26 (09/02/10) (a)(b)	7,490,000	7,490,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Department of Transportation
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.250% 01/01/37 (09/01/10) (a)(b)	1,690,000	1,690,000
MA Development Finance Agency
Series 2004, AMT,
LIQ FAC: FHLMC 0.400% 01/01/36 (09/02/10) (a)(b)	34,830,000	34,830,000
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc.,
Series 2009 I-1 0.230% 07/01/44 (09/02/10) (b)(d)	33,000,000	33,000,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.400% 11/01/37 (09/02/10) (a)(b)	26,555,000	26,555,000
MA State
Series 2006 A,
SPA: Dexia Credit Local 0.310% 03/01/26 (09/01/10) (a)(b)	6,170,000	6,170,000
Massachusetts Total		109,735,000
Michigan – 11.0%
MI Bank of New York Municipal Certificates Trust
Series 2006,
LOC: Bank of New York 0.450% 07/01/26 (10/01/10) (a)(b)	80,720,500	80,720,500
MI Eastern Michigan University
Series 2009 A,
LOC: JPMorgan Chase Bank 0.270% 03/01/49 (09/01/10) (a)(b)	5,555,000	5,555,000
MI Housing Development Authority
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 0.350% 10/01/42 (09/01/10) (a)(b)	53,060,000	53,060,000
Series 2007 F, AMT,
SPA: Bank of Nova Scotia 0.360% 12/01/38 (09/01/10) (a)(b)	45,000,000	45,000,000

	Par ($)	Value ($)
MI Oakland County Economic Development Corp.
Glass & Mirror Craft Industries,
Series 2000, AMT, LOC: PNC Bank N.A. 0.370% 08/01/30 (09/02/10) (a)(b)	2,400,000	2,400,000
MI RBC Municipal Products, Inc. Trust
Series 2008 L23, AMT,
LOC: Royal Bank of Canada 0.330% 03/01/28 (09/02/10) (a)(b)	59,995,000	59,995,000
Series 2008 L30, AMT,
LOC: Royal Bank of Canada 0.330% 09/01/32 (09/02/10) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT,
LOC: Royal Bank of Canada 0.330% 09/01/32 (09/02/10) (a)(b)	57,895,000	57,895,000
MI State
Series 2009 A,
2.000% 09/30/10	150,000,000	150,174,444
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.900% 02/01/16 (09/01/10) (a)(b)	1,000,000	1,000,000
MI Strategic Fund
Agrilek Industries, Inc.,
Series 2005, AMT, LOC: PNC Bank N.A. 0.380% 06/01/35 (09/02/10) (a)(b)	1,935,000	1,935,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.900% 02/01/20 (09/01/10) (a)(b)	1,600,000	1,600,000
Ultraform Industries, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.370% 12/01/27 (09/02/10) (a)(b)	8,650,000	8,650,000
Michigan Total		564,074,944

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Minnesota – 0.8%
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.470% 11/01/20 (09/02/10) (a)(b)	1,795,000	1,795,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: FHLMC 0.470% 01/01/51 (09/02/10) (a)(b)	11,995,000	11,995,000
Series 2007,
LIQ FAC: FHLMC 0.330% 05/01/31 (09/02/10) (a)(b)	935,000	935,000
MN School District Capital Equipment Borrowing Program
Series 2009 B,
2.000% 09/10/10	7,000,000	7,002,923
Series 2009,
2.000% 09/10/10	9,500,000	9,503,445
Series 2010 A,
2.000% 09/10/10	8,570,000	8,573,637
MN St. Paul Port Authority
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.460% 12/01/12 (09/02/10) (a)(b)	1,400,000	1,400,000
Minnesota Total		41,205,005
Mississippi – 0.3%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT, LOC: Branch Banking & Trust 0.380% 03/01/15 (09/02/10) (a)(b)	575,000	575,000
Series 2005, AMT, LOC: Branch Banking & Trust 0.380% 03/01/25 (09/02/10) (a)(b)	2,135,000	2,135,000
MS State
Series 2009 C,
1.250% 11/17/10	13,252,000	13,277,062
Mississippi Total		15,987,062

	Par ($)	Value ($)
Missouri – 2.0%
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C3, 0.370% 11/15/39 (03/01/11) (b)(d)	61,875,000	61,875,000
SSM Health Care Corp.,
Series 2010 D, LOC: JPMorgan Chase Bank 0.270% 06/01/45 (09/01/10) (a)(b)	14,500,000	14,500,000
MO St. Louis County Industrial Development Authority
General Grant Equities LLC,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.340% 03/01/38 (09/02/10) (a)(b)	18,470,000	18,470,000
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006 A, AMT, LOC: Bank of Washington, LOC: U.S. Bank N.A. 0.340% 05/01/28 (09/02/10) (a)(b)	6,600,000	6,600,000
Missouri Total		101,445,000
Montana – 0.1%
MT Board of Investments
Series 2004,
0.500% 03/01/29 (03/01/11) (b)(d)	6,400,000	6,400,000
Montana Total		6,400,000
Nebraska – 0.9%
NE Lancaster County
MLLC LLC,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.460% 11/01/20 (09/02/10) (a)(b)	3,600,000	3,600,000
NE Lincoln Electric
0.260% 09/08/10	10,000,000	10,000,000
NE Omaha Public Power District
Series A,
SPA: JPMorgan Chase Bank 0.300% 09/10/10	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
NE Public Power District
Series A,
LIQ FAC: Bank of Nova Scotia 0.260% 09/08/10	14,000,000	14,000,000
Nebraska Total		47,600,000
New Mexico – 0.7%
NM Educational Assistance Foundation
Series 2008 A3, AMT,
LOC: Lloyds TSB Bank PLC 1.000% 04/01/36 (09/01/10) (a)(b)	37,000,000	37,000,000
New Mexico Total		37,000,000
New York – 8.3%
NY BB&T Municipal Trust
Series 2010,
LOC: Branch Banking & Trust 0.360% 06/01/25 (09/02/10) (a)(b)(c)	21,350,000	21,350,000
NY Buffalo Municipal Water Finance Authority
Series 2008,
LOC: JPMorgan Chase Bank 0.250% 07/01/35 (09/01/10) (a)(b)	5,950,000	5,950,000
NY Islip Industrial Development Agency
Series 2008 23G, AMT,
GTY AGMT: Goldman Sachs 0.330% 12/01/29 (09/02/10) (a)(b)	15,995,000	15,995,000
NY Liberty Development Corp.
Series 2009 A,
0.500% 12/01/49 (01/18/11) (b)(d)	75,000,000	75,013,371
NY Metropolitan Transportation Authority
Series 2010,
2.000% 12/31/10	45,000,000	45,239,778
NY Mortgage Agency
Series 2005, AMT,
SPA: Dexia Credit Local 0.380% 04/01/35 (09/01/10) (a)(b)	40,000,000	40,000,000
Series 2006, AMT,
SPA: Dexia Credit Local 0.310% 04/01/37 (09/01/10) (a)(b)	12,100,000	12,100,000

	Par ($)	Value ($)
Series 2007, AMT,
SPA: Dexia Credit Local 0.320% 10/01/37 (09/01/10) (a)(b)	19,600,000	19,600,000
NY New York City Housing Development Corp.
Series 2007 E-2, AMT,
LIQ FAC: Dexia Credit Local 0.310% 11/01/42 (09/01/10) (a)(b)	8,960,000	8,960,000
NY New York City Transitional Finance Authority
Series 2000 A,
SPA: JPMorgan Chase Bank 0.260% 02/15/30 (09/01/10) (a)(b)	38,300,000	38,300,000
NY Oyster Bay
Series 2010,
1.500% 03/11/11	34,205,000	34,415,353
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: FHLMC 0.460% 09/01/52 (09/02/10) (a)(b)	25,365,000	25,365,000
NY Suffolk County
Series 2009,
1.500% 09/09/10	40,000,000	40,009,580
NY Triborough Bridge & Tunnel Authority
Series 2005 A,
SPA: Dexia Credit Local 0.320% 11/01/35 (09/01/10) (a)(b)	3,000,000	3,000,000
NY Westchester County Industrial Development Agency
Series 2007, AMT,
GTY AGMT: Goldman Sachs 0.330% 11/01/44 (09/02/10) (a)(b)	37,065,849	37,065,849
New York Total		422,363,931
North Carolina – 3.4%
NC Agriculture Finance Authority
McGill Environmental Systems,
Series 2003, AMT, LOC: Branch Banking & Trust 0.380% 12/01/15 (09/02/10) (a)(b)	1,800,000	1,800,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Burke County Industrial Facilities & Pollution Control Financing Authority
Cox Manufacturing Co., Inc.,
Series 2003, AMT, LOC: Branch Banking & Trust 0.380% 06/01/24 (09/02/10) (a)(b)	1,315,000	1,315,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 0.380% 12/01/21 (09/02/10) (a)(b)	2,420,000	2,420,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC,
Series 2004, AMT, LOC: Branch Banking & Trust 0.380% 04/01/26 (09/02/10) (a)(b)	4,000,000	4,000,000
NC Durham County
Series 2005, AMT,
GTY AGMT: FHLMC 0.400% 11/01/24 (09/02/10) (a)(b)	17,965,000	17,965,000
NC Education Assistance Authority
Series 2008 A2, AMT,
LOC: Royal Bank of Canada 0.330% 09/01/35 (09/02/10) (a)(b)	49,000,000	49,000,000
Series 2008, AMT,
LOC: Branch Banking & Trust 0.360% 09/01/35 (09/02/10) (a)(b)	24,885,000	24,885,000
NC Facilities Finance Authority
0.350% 09/08/10	6,774,000	6,774,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.370% 09/01/19 (09/02/10) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
NC Housing Finance Agency
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.330% 07/01/39 (09/02/10) (a)(b)(c)	6,795,000	6,795,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 0.380% 11/01/17 (09/02/10) (a)(b)	1,700,000	1,700,000
NC Medical Care Commission
Novant Health, Inc.,
Series 2004 B, SPA: JPMorgan Chase Bank 0.290% 11/01/34 (09/01/10) (a)(b)	17,420,000	17,420,000
NC Ports Authority
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 0.380% 09/01/22 (09/02/10) (a)(b)	1,975,000	1,975,000
NC Raleigh Durham Airport Authority
Series 2007, AMT,
LIQ FAC: JPMorgan Chase Bank 0.400% 05/01/15 (09/02/10) (a)(b)	14,515,000	14,515,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.460% 01/01/28 (09/02/10) (a)(b)	6,920,000	6,920,000
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 0.380% 03/01/14 (09/02/10) (a)(b)	1,940,000	1,940,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Series 2008, AMT,
LOC: Branch Banking & Trust 0.480% 03/01/26 (09/02/10) (a)(b)	1,850,000	1,850,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.380% 03/01/27 (09/02/10) (a)(b)	5,000,000	5,000,000
North Carolina Total		176,274,000
Ohio – 0.7%
OH Hancock County
Pedcor Investments,
Series 1998 B, AMT, LOC: FHLB 0.360% 01/01/31 (09/02/10) (a)(b)	705,000	705,000
OH Lorain County
Series 2007, AMT,
LOC: PNC Bank N.A. 0.370% 11/01/27 (09/02/10) (a)(b)	3,285,000	3,285,000
OH Lucas County
Series 1999, AMT,
LOC: PNC Bank N.A. 0.380% 10/01/18 (09/02/10) (a)(b)	2,690,000	2,690,000
OH Portage County Port Authority
BF Properties LP,
Series 2008, AMT, LOC: PNC Bank N.A. 0.370% 02/01/29 (09/02/10) (a)(b)	6,595,000	6,595,000
OH State University
0.330% 10/07/10	15,000,000	15,000,000
OH Water Development Authority
FirstEnergy Nuclear Generation,
Series 2006 B, LOC: Wells Fargo Bank N.A. 0.250% 12/01/33 (09/01/10) (a)(b)	7,300,000	7,300,000
Ohio Total		35,575,000

	Par ($)	Value ($)
Oklahoma – 0.1%
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings,
Series 2001, AMT, LOC: Chase Manhattan Bank 0.800% 09/01/16 (09/02/10) (a)(b)	1,020,000	1,020,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT, LOC: PNC Bank N.A. 0.340% 10/01/21 (09/02/10) (a)(b)	5,000,000	5,000,000
Oklahoma Total		6,020,000
Oregon – 0.7%
OR Housing & Community Services Department
Series 2004 I, AMT,
0.300% 07/01/34 (09/01/10) (b)(d)	15,000,000	15,000,000
Series 2009, AMT,
LIQ FAC: Morgan Stanley Bank 0.330% 07/01/42 (09/02/10) (a)(b)(c)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.400% 12/01/53 (09/02/10) (a)(b)	6,880,000	6,880,000
OR State
LD McFarland Co., Ltd.,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.420% 11/01/16 (09/02/10) (a)(b)	3,490,000	3,490,000
Oregon Metal Slitters, Inc.,
Series 1997, AMT, LOC: U.S. Bank N.A. 0.400% 04/01/24 (09/01/10) (a)(b)	4,420,000	4,420,000
Oregon Total		37,290,000

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Pennsylvania – 1.4%
PA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.330% 02/01/24 (09/02/10) (a)(b)	24,955,000	24,955,000
PA Berks County Municipal Authority
Reading Hospital,
Series 2009 A5, 0.500% 05/01/32 (09/02/10) (a)(b)	5,750,000	5,750,000
PA Crawford County Industrial Development Authority
Acutec Precision Machine, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.370% 02/01/16 (09/02/10) (a)(b)	2,705,000	2,705,000
PA Lackawanna County Industrial Development Authority
Herff Jones, Inc.,
Series 2001, AMT, LOC: PNC Bank N.A. 0.370% 06/01/26 (09/02/10) (a)(b)	4,200,000	4,200,000
PA Lawrence County Industrial Development Authority
Series 2004, AMT,
LOC: PNC Bank N.A. 0.380% 12/01/15 (09/02/10) (a)(b)	1,900,000	1,900,000
PA Luzerne County Industrial Development Authority
Series 2008 35G, AMT,
GTY AGMT: Goldman Sachs 0.330% 09/30/42 (09/02/10) (a)(b)	18,490,001	18,490,001
PA State University
Series 2009 B,
0.400% 06/01/31 (06/01/11) (b)(d)	10,000,000	10,000,000
PA Washington County Industrial Development Authority
Pennatronics Corp.,
Series 2001, AMT, LOC: National City Bank of Pennsylvania 0.370% 11/01/20 (09/02/10) (a)(b)	4,810,000	4,810,000
Pennsylvania Total		72,810,001

	Par ($)	Value ($)
Puerto Rico – 0.1%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.570% 08/01/42 (09/02/10) (a)(b)	4,325,000	4,325,000
Puerto Rico Total		4,325,000
Rhode Island – 0.2%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services 0.370% 10/01/36 (09/02/10) (a)(b)(e)	4,920,000	4,920,000
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.340% 10/01/32 (09/02/10) (a)(b)(c)	7,350,000	7,350,000
Rhode Island Total		12,270,000
South Carolina – 0.6%
SC Jobs-Economic Development Authority
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.380% 05/01/16 (09/02/10) (a)(b)	2,425,000	2,425,000
Sargent Metal Fabricators,
Series 2002, AMT, LOC: Branch Banking & Trust 0.480% 11/01/22 (09/02/10) (a)(b)	3,065,000	3,065,000
Series 1999, AMT,
LOC: PNC Bank N.A. 0.460% 05/01/14 (09/02/10) (a)(b)	245,000	245,000
Series 2007, AMT,
LOC: PNC Bank N.A. 0.370% 09/01/27 (09/02/10) (a)(b)	6,240,000	6,240,000
South Carolina General Co. Inc.,
Series 2008, AMT, LOC: Branch Banking & Trust, GTY AGMT: Scana Corp. 0.370% 12/01/38 (09/02/10) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

16

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.400% 03/01/49 (09/02/10) (a)(b)	12,775,000	12,775,000
South Carolina Total		29,750,000
South Dakota – 0.1%
SD Clipper Tax-Exempt Trust
Series 2009, AMT,
LIQ FAC: State Street Bank & Trust Co. 0.420% 05/01/30 (09/02/10) (a)(b)(c)	4,495,000	4,495,000
South Dakota Total		4,495,000
Tennessee – 1.1%
TN Metropolitan Governments of Nashville & Davidson Counties
0.320% 09/10/10	12,965,000	12,965,000
TN State School Board Authority
0.300% 09/17/10	10,000,000	10,000,000
TN Sevier County Public Building Authority
Series 2008 A-I, AMT,
LOC: Branch Banking & Trust 0.380% 06/01/28 (09/01/10) (a)(b)	26,900,000	26,900,000
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.360% 07/01/22 (09/02/10) (a)(b)	5,000,000	5,000,000
Tennessee Total		54,865,000
Texas – 7.5%
TX Brazos River Authority
Texas Competitive Electric,
Series 2001 D2, AMT, LOC: Citibank N.A. 0.310% 05/01/33 (09/01/10) (a)(b)	7,000,000	7,000,000

	Par ($)	Value ($)
TX Capital Industrial Development Corp.
Texas Disposal Systems,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.400% 05/01/16 (09/02/10) (a)(b)	9,430,000	9,430,000
TX Department of Housing & Community Affairs
Lancaster Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 0.330% 07/15/40 (09/02/10) (a)(b)	14,040,000	14,040,000
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine:
Series 2007 A1, LOC: Wells Fargo Bank N.A. 0.250% 11/15/47 (09/01/10) (a)(b)	14,165,000	14,165,000
Series 2007 B, LOC: JPMorgan Chase Bank 0.250% 11/15/47 (09/01/10) (a)(b)	5,700,000	5,700,000
Gulf Coast Regional Blood Center,
Series 1992, LOC: JPMorgan Chase Bank 0.600% 04/01/17 (09/02/10) (a)(b)	1,750,000	1,750,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT, LIQ FAC: FNMA 0.450% 06/01/30 (09/02/10) (a)(b)	10,920,000	10,920,000
TX Houston
0.430% 10/08/10	12,000,000	12,000,000
TX Houston Housing Financial Corp.
HFI Regency Park Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 0.340% 05/15/41 (09/01/10) (a)(b)	14,000,000	14,000,000
Mayfair Park Apartments LP,
Series 2004, AMT, LIQ FAC: FNMA 0.340% 04/15/37 (09/02/10) (a)(b)	3,500,000	3,500,000

See Accompanying Notes to Financial Statements.

17

BofA Municipal Reserves
August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Kilgore Economic Development Corp.
Cleveland Steel Container,
Series 2007, AMT, LOC: PNC Bank N.A. 0.370% 12/01/23 (09/02/10) (a)(b)	5,275,000	5,275,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures:
Series 2001 B2, AMT, GTY AGMT: Exxon Mobil Corp. 0.210% 12/01/39 (09/01/10) (a)(b)	23,780,000	23,780,000
Series 2008 B4, AMT, GTY AGMT: Exxon Mobil Corp. 0.210% 03/01/33 (09/01/10) (a)(b)	10,330,000	10,330,000
Exxon Mobil Corp.,
Series 2001 B, AMT, 0.210% 11/01/29 (09/01/10) (b)(d)	26,000,000	26,000,000
TX Mansfield Industrial Development Corp.
Pier 1 Imports - Texas, Inc.,
Series 1986, AMT, LOC: JPMorgan Chase Bank 0.360% 11/01/26 (09/01/10) (a)(b)	5,100,000	5,100,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd.,
Series 2008, AMT, GTY AGMT: FHLMC 0.400% 10/01/50 (09/02/10) (a)(b)	11,345,000	11,345,000
Series 2008, AMT,
GTY AGMT: FHLMC: 0.400% 06/01/30 (09/02/10) (a)(b)	4,770,000	4,770,000
0.400% 07/01/44 (09/02/10) (a)(b)	9,890,000	9,890,000
0.400% 03/01/46 (09/02/10) (a)(b)	14,055,000	14,055,000
0.400% 09/01/46 (09/02/10) (a)(b)	12,065,000	12,065,000
0.400% 09/01/47 (09/02/10) (a)(b)	12,000,000	12,000,000
0.400% 12/01/47 (09/02/10) (a)(b)	11,535,000	11,535,000
0.400% 11/01/49 (09/02/10) (a)(b)	14,410,000	14,410,000
0.400% 05/01/50 (09/02/10) (a)(b)	13,780,000	13,780,000

	Par ($)	Value ($)
TX RBC Municipal Products, Inc. Trust
Series 2008 L45, AMT,
LOC: Royal Bank of Canada 0.330% 12/01/27 (09/02/10) (a)(b)	58,945,000	58,945,000
TX State
Series 2006, AMT,
SPA: State Street Bank & Trust Co. 0.350% 08/01/17 (09/02/10) (a)(b)	4,850,000	4,850,000
Series 2007 A, AMT,
SPA: State Street Bank & Trust Co. 0.320% 06/01/37 (09/01/10) (a)(b)	14,850,000	14,850,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Texas Health Resources,
Series 2008 C, SPA: JPMorgan Chase Bank 0.250% 11/15/33 (09/01/10) (a)(b)	27,200,000	27,200,000
TX Travis County Housing Finance Corp.
Texas Old Manor Housing LP,
Series 2004, AMT, LIQ FAC: FNMA 0.340% 08/15/37 (09/02/10) (a)(b)	4,900,000	4,900,000
TX Water Development Board
Series 2007 A,
SPA: JPMorgan Chase Bank 0.250% 07/15/19 (09/01/10) (a)(b)	5,230,000	5,230,000
Texas Total		382,815,000
Utah – 1.7%
UT Housing Corp.
BP-UT 2 LLC,
Series 2004 A, AMT, LOC: Citibank N.A. 0.330% 07/01/35 (09/01/10) (a)(b)	9,000,000	9,000,000
Series 2001 B, AMT,
LIQ FAC: FHLB 0.350% 07/01/32 (09/01/10) (a)(b)	9,510,000	9,510,000

See Accompanying Notes to Financial Statements.

18

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B1, AMT,
SPA: Wells Fargo Bank N.A. 0.350% 07/01/39 (09/01/10) (a)(b)	12,950,000	12,950,000
Series 2008 D-1, AMT,
LIQ FAC: Wells Fargo Bank N.A. 0.350% 07/01/39 (09/01/10) (a)(b)	12,250,000	12,250,000
UT Murray
IHC Health Services Inc:
Series 2005 A, SPA: JPMorgan Chase Bank 0.250% 05/15/37 (09/01/10) (a)(b)	31,495,000	31,495,000
Series 2005 B, SPA: JPMorgan Chase Bank 0.250% 05/15/37 (09/01/10) (a)(b)	9,785,000	9,785,000
UT Tooele City
Series 2002 A, AMT,
LOC: U.S. Bank N.A. 0.420% 10/01/22 (09/02/10) (a)(b)	3,100,000	3,100,000
Utah Total		88,090,000
Vermont – 0.6%
VT Student Assistance Corp.
Series 2008 C2, AMT,
LOC: Lloyds Bank 0.330% 12/15/40 (09/02/10) (a)(b)	30,000,000	30,000,000
Vermont Total		30,000,000
Virginia – 1.8%
VA BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.360% 05/16/24 (09/02/10) (a)(b)	35,695,000	35,695,000
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.360% 12/01/14 (09/02/10) (a)(b)	7,355,000	7,355,000

	Par ($)	Value ($)
VA Commonwealth University
Series 2008 A,
LOC: Branch Banking & Trust 0.230% 07/01/37 (09/01/10) (a)(b)	5,300,000	5,300,000
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.480% 09/01/26 (09/02/10) (a)(b)	1,800,000	1,800,000
VA Fairfax County Redevelopment & Housing Authority
Series 2009 1G, AMT,
GTY AGMT: Goldman Sachs 0.330% 06/01/42 (09/02/10) (a)(b)(b)	22,490,000	22,490,000
VA Portsmouth Redevelopment & Housing Authority
Series 2006, AMT,
GTY AGMT: FHLMC 0.470% 03/01/50 (09/02/10) (a)(b)	3,390,000	3,390,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.400% 05/01/40 (09/02/10) (a)(b)	6,540,000	6,540,000
VA Small Business Financing Authority
Series 2007, AMT,
LOC: PNC Bank N.A. 0.370% 09/01/22 (09/02/10) (a)(b)	10,000,000	10,000,000
Virginia Total		92,570,000
Washington – 1.1%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.460% 08/01/26 (09/02/10) (a)(b)	3,050,000	3,050,000
WA Housing Finance Commission
LTC Propeties, Inc.,
Series 1995, AMT, LOC: U.S. Bank N.A. 0.420% 12/01/15 (09/02/10) (a)(b)	2,680,000	2,680,000

See Accompanying Notes to Financial Statements.

19

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Mountain West Investment Corp.,
Series 2001 A, AMT, LIQ FAC: FNMA 0.340% 09/01/34 (09/02/10) (a)(b)	6,285,000	6,285,000
Series 1996 A, AMT,
LOC: U.S. Bank N.A. 0.340% 05/01/28 (09/02/10) (a)(b)	1,350,000	1,350,000
The Seasons I LLC,
Series 2006, AMT, LIQ FAC: FNMA 0.350% 12/15/40 (09/02/10) (a)(b)	14,700,000	14,700,000
Vancouver Bridgewood, LLC,
Series 2002 A, AMT, LIQ FAC: FNMA 0.340% 09/01/34 (09/02/10) (a)(b)	4,660,000	4,660,000
WA Pierce County Economic Development
Cascade Pole & Lumber Co.,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.420% 12/01/17 (09/02/10) (a)(b)	3,855,000	3,855,000
WA Port of Seattle
Series 2009, AMT,
LIQ FAC: Morgan Stanley Bank 0.330% 04/01/24 (09/02/10) (a)(b)(c)	19,770,000	19,770,000
Washington Total		56,350,000
West Virginia – 1.1%
WV Beckley
Beckley Water Co.,
Series 2003, AMT, LOC: Bank One West Virginia 0.400% 10/01/16 (09/02/10) (a)(b)	5,540,000	5,540,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2008 B, AMT, LOC: JPMorgan Chase Bank 0.330% 02/01/36 (09/02/10) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
WV Putnam County
Toyota Motor Manufacturing West Virginia, Inc.,
Series 1998 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.320% 06/01/28 (09/01/10) (a)(b)	40,000,000	40,000,000
West Virginia Total		55,540,000
Wisconsin – 2.0%
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLB 0.360% 09/01/33 (09/01/10) (a)(b)	10,920,000	10,920,000
Series 2005 D, AMT,
SPA: BNP Paribas 0.360% 09/01/36 (09/01/10) (a)(b)	81,030,000	81,030,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.430% 03/01/12 (09/02/10) (a)(b)	3,505,000	3,505,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, LIQ FAC: FNMA 0.340% 12/01/44 (09/02/10) (a)(b)	4,430,000	4,430,000
WI Oconto
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.470% 11/01/12 (09/02/10) (a)(b)	550,000	550,000
WI Pewaukee
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.800% 09/01/20 (09/02/10) (a)(b)	1,400,000	1,400,000
WI Sheboygan
Series 2002, AMT,
LOC: Bank One N.A. 0.800% 08/01/12 (09/02/10) (a)(b)	870,000	870,000

See Accompanying Notes to Financial Statements.

20

BofA Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Village of Menomonee Falls
Jema LLC,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 0.800% 09/01/14 (09/02/10) (a)(b)	1,630,000	1,630,000
Wisconsin Total		104,335,000
Total Municipal Bonds (cost of $4,690,296,800)		4,690,296,800
Municipal Preferred Stocks – 3.7%
California – 0.4%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	19,100,000	19,100,000
California Total		19,100,000
Minnesota – 1.5%
MN Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.500% 03/01/40 (09/02/10) (a)(b)(c)	77,200,000	77,200,000
Minnesota Total		77,200,000
New Jersey – 0.6%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	10,000,000	10,000,000
New Jersey Total		31,300,000

	Par ($)	Value ($)
New York – 0.6%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	16,800,000	16,800,000
New York Total		31,800,000
Pennsylvania – 0.6%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.550% 08/01/40 (09/02/10) (a)(b)(c)	15,000,000	15,000,000
Pennsylvania Total		29,000,000
Total Municipal Preferred Stocks (cost of $188,400,000)		188,400,000
Short-Term Obligations – 5.3%
Variable Rate Demand Notes – 5.3%
Federal Home Loan Mortgage Corp.
LIQ FAC: FHLMC
0.350% 06/15/36 (09/02/10) (a)(b)(f)	33,915,000	33,915,000
FHLMC Multi-Family VRD Certificates
0.350% 05/15/46 (09/02/10) (b)(d)	50,440,000	50,440,000
0.360% 11/15/34 (09/02/10) (b)(d)	10,485,601	10,485,601
0.360% 02/15/35 (09/02/10) (b)(d)	10,203,800	10,203,800
0.360% 08/15/45 (09/02/10) (b)(d)	116,351,141	116,351,141
0.360% 01/15/47 (09/02/10) (b)(d)	38,469,130	38,469,130

See Accompanying Notes to Financial Statements.

21

BofA Municipal Reserves

August 31, 2010

Short-Term Obligations (continued)
	Par ($)	Value ($)
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Dexia Credit Local 0.620% 07/01/22 (09/02/10) (a)(b)	11,470,000	11,470,000
Variable Rate Demand Notes Total		271,334,672
Total Short-Term Obligations (cost of $271,334,672)		271,334,672
Total Investments – 100.6% (cost of $5,150,031,472)		5,150,031,472
Other Assets & Liabilities, Net – (0.6)%		(29,749,790)
Net Assets – 100.0%		5,120,281,682

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(b)  Parenthetical date represents effective maturity date for the security.

(c)  Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which were determined to be liquid, amounted to $296,700,000, which represents 5.8% of net assets.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(e)  Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(f)  The rate shown represents the discount rate at the date of purchase.

(g)  Cost for federal income tax purposes is $5,150,031,472.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Municipal Bonds	91.6
Municipal Preferred Stocks	3.7
95.3
Short-Term Obligations	5.3
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

22

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	5,150,031,472
	Receivable for:
	Fund shares sold	903
	Interest	8,688,693
	Expense reimbursement due from investment advisor	66,293
	Trustees' deferred compensation plan	10,033
	Prepaid expenses	32,154
	Total Assets	5,158,829,548
Liabilities	Payable to custodian bank	37,054,778
	Payable for:
	Fund shares repurchased	5,710
	Distributions	211,989
	Investment advisory fee	669,812
	Administration fee	166,947
	Pricing and bookkeeping fees	43,466
	Transfer agent fee	15,971
	Trustees' fees	58,986
	Custody fee	16,585
	Distribution and service fees	124,418
	Shareholder administration fee	43,993
	Chief compliance officer expenses	2,320
	Trustees' deferred compensation plan	10,033
	Other liabilities	122,858
	Total Liabilities	38,547,866
	Net Assets	5,120,281,682
Net Assets Consist of	Paid-in capital	5,119,369,724
	Undistributed net investment income	1,203,646
	Accumulated net realized loss	(291,688)
	Net Assets	5,120,281,682

See Accompanying Notes to Financial Statements.

23

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2010

Capital Class Shares	Net assets	$3,619,465,339
	Shares outstanding	3,618,889,919
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$351,866,018
	Shares outstanding	351,807,240
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$12,881,617
	Shares outstanding	12,879,485
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$329,108,472
	Shares outstanding	329,053,303
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$244,588
	Shares outstanding	244,548
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$452,671,443
	Shares outstanding	452,594,184
	Net asset value per share	$1.00
Class Z Shares	Net assets	$25,943,099
	Shares outstanding	25,938,792
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$328,101,106
	Shares outstanding	328,048,179
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

24

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	29,621,710
Expenses	Investment advisory fee	11,415,729
	Administration fee	7,470,481
	Distribution fee:
	Investor Class Shares	40,413
	Daily Class Shares	3,259,761
	Service fee:
	Liquidity Class Shares	205,161
	Adviser Class Shares	1,294,825
	Investor Class Shares	101,032
	Daily Class Shares	2,328,401
	Shareholder administration fee:
	Trust Class Shares	402,271
	Institutional Class Shares	332,123
	Transfer agent fee	102,989
	Pricing and bookkeeping fees	344,830
	Trustees' fees	43,044
	Custody fee	98,197
	Chief compliance officer expenses	8,122
	Treasury temporary guarantee program fee	136,756
	Other expenses	514,308
	Total Expenses	28,098,443
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,775,827)
	Fees waived by distributor:
	Trust Class Share	(2,645)
	Liquidity Class Shares	(7,298)
	Adviser Class Shares	(331,624)
	Investor Class Shares	(64,552)
	Daily Class Shares	(3,810,612)
	Fees waived by shareholder service provider—Liquidity Class Shares	(82,065)
	Expense reductions	(240)
	Net Expenses	19,023,580
	Net Investment Income	10,598,130
	Net realized gain on investments	138,576
	Net Increase Resulting from Operations	10,736,706

See Accompanying Notes to Financial Statements.

25

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	10,598,130	82,735,396
	Net realized gain (loss) on investments	138,576	(430,264)
	Net increase resulting from operations	10,736,706	82,305,132
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(8,829,742)	(37,142,706)
	Trust Class Shares	(345,520)	(6,423,908)
	Liquidity Class Shares	(51,317)	(1,743,802)
	Adviser Class Shares	(32,370)	(9,923,947)
	Investor Class Shares	(144)	(531,625)
	Daily Class Shares	—	(14,726,659)
	Class Z Shares	(59,287)	(457,539)
	Institutional Class Shares	(1,280,413)	(11,785,210)
	Total distributions to shareholders	(10,598,793)	(82,735,396)
	Net Capital Stock Transactions	(3,422,320,358)	727,710,867
	Total increase (decrease) in net assets	(3,422,182,445)	727,280,603
Net Assets	Beginning of period	8,542,464,127	7,815,183,524
	End of period	5,120,281,682	8,542,464,127
	Undistributed net investment income at end of period	1,203,646	1,204,309

See Accompanying Notes to Financial Statements.

26

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	14,787,639,277	14,787,639,277	13,659,410,029	13,659,410,029
Distributions reinvested	5,741,576	5,741,576	27,231,130	27,231,130
Redemptions	(15,829,979,816)	(15,830,020,030)	(12,237,799,934)	(12,237,799,934)
Net increase (decrease)	(1,036,598,963)	(1,036,639,177)	1,448,841,225	1,448,841,225
Trust Class Shares
Subscriptions	609,548,716	609,548,716	839,745,102	839,745,102
Distributions reinvested	16,058	16,057	178,522	178,522
Redemptions	(714,408,211)	(714,408,211)	(808,836,827)	(808,836,827)
Net increase (decrease)	(104,843,437)	(104,843,438)	31,086,797	31,086,797
Liquidity Class Shares
Subscriptions	85,207,351	85,207,351	704,912,009	704,912,009
Distributions reinvested	49,901	49,901	1,727,125	1,727,125
Redemptions	(239,448,013)	(239,448,013)	(697,265,277)	(697,265,277)
Net increase (decrease)	(154,190,761)	(154,190,761)	9,373,857	9,373,857
Adviser Class Shares
Subscriptions	1,568,543,064	1,568,543,064	1,873,170,447	1,873,170,447
Distributions reinvested	23,231	23,231	6,380,783	6,380,783
Redemptions	(1,941,327,673)	(1,941,327,673)	(2,135,295,605)	(2,135,295,605)
Net decrease	(372,761,378)	(372,761,378)	(255,744,375)	(255,744,375)
Investor Class Shares
Subscriptions	50,793,403	50,793,403	119,154,411	119,154,411
Distributions reinvested	144	144	530,723	530,723
Redemptions	(104,361,959)	(104,361,960)	(120,695,772)	(120,695,772)
Net decrease	(53,568,412)	(53,568,413)	(1,010,638)	(1,010,638)
Daily Class Shares
Subscriptions	666,895,636	666,895,637	1,804,097,627	1,804,097,627
Distributions reinvested	—	—	14,726,659	14,726,659
Redemptions	(1,561,465,902)	(1,561,465,902)	2,461,461,329	2,461,461,329
Net decrease	(894,570,266)	(894,570,265)	(642,637,043)	(642,637,043)
Class Z Shares
Subscriptions	6,868,341	6,868,341	17,777,361	17,777,361
Distributions reinvested	55,957	55,958	430,922	430,922
Redemptions	(17,362,357)	(17,362,357)	(18,158,642)	(18,158,642)
Net increase (decrease)	(10,438,059)	(10,438,058)	49,641	49,641
Institutional Class Shares
Subscriptions	2,444,413,401	2,444,413,401	3,288,080,836	3,288,080,836
Distributions reinvested	1,240,673	1,240,673	11,519,175	11,519,175
Redemptions	(3,240,962,942)	(3,240,962,942)	(3,161,848,608)	(3,161,848,608)
Net increase (decrease)	(795,308,868)	(795,308,868)	137,751,403	137,751,403

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0019	0.0125	0.0266	0.0351	0.0143		0.0256
Less Distributions to Shareholders:
From net investment income	(0.0019)	(0.0125)	(0.0266)	(0.0351)	(0.0143)		(0.0256)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.19%	1.26%	2.70%	3.56%	1.44	%(f)	2.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20%	0.23%	0.20%	0.20%	0.20	%(h)	0.20%
Waiver/Reimbursement	0.06%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.18%	1.15%	2.72%	3.52%	3.43	%(h)	2.60%
Net assets, end of period (000s)	$3,619,465	$4,655,880	$3,207,123	$4,451,392	$5,245,065		$3,537,820

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0009	0.0115	0.0256	0.0341	0.0139		0.0246
Less Distributions to Shareholders:
From net investment income	(0.0009)	(0.0115)	(0.0256)	(0.0341)	(0.0139)		(0.0246)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.09%	1.15%	2.59%	3.46%	1.40	%(f)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.30%	0.33%	0.30%	0.30%	0.30	%(h)	0.30%
Waiver/Reimbursement	0.06%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.09%	1.09%	2.55%	3.40%	3.31	%(h)	2.49%
Net assets, end of period (000s)	$351,866	$456,691	$425,627	$419,275	$551,810		$520,422

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0004	0.0110	0.0251	0.0336	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	(0.0004)	(0.0110)	(0.0251)	(0.0336)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.04%	1.10%	2.54%	3.41%	1.38	%(f)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.34%	0.38%	0.35%	0.35%	0.35	%(h)	0.35%
Waiver/Reimbursement	0.17%	0.15%	0.15%	0.16%	0.16	%(h)	0.16%
Net investment income (g)	0.06%	1.11%	2.68%	3.35%	3.27	%(h)	2.39%
Net assets, end of period (000s)	$12,882	$167,085	$157,720	$308,502	$339,422		$315,658

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0001		0.0100	0.0241	0.0326	0.0133		0.0231
Less Distributions to Shareholders:
From net investment income	(0.0001)		(0.0100)	(0.0241)	(0.0326)	(0.0133)		(0.0231)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(f)	1.00%	2.44%	3.31%	1.33	%(g)	2.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.39%		0.48%	0.45%	0.45%	0.45	%(i)	0.45%
Waiver/Reimbursement	0.13%		0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.01%		1.06%	2.40%	3.26%	3.16	%(i)	2.33%
Net assets, end of period (000s)	$329,108		$701,879	$957,701	$912,798	$661,680		$527,961

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Rounds to less than 0.01%

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0090	0.0231	0.0316	0.0129		0.0221
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0090)	(0.0231)	(0.0316)	(0.0129)		(0.0221)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.91%	2.34%	3.20%	1.29	%(h)	2.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.39%		0.58%	0.55%	0.55%	0.55	%(j)	0.55%
Waiver/Reimbursement	0.22%		0.05%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(g)	0.88%	2.28%	3.15%	3.07	%(j)	2.19%
Net assets, end of period (000s)	$245		$53,818	$54,832	$46,035	$74,219		$66,136

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0071	0.0206	0.0291	0.0118		0.0196
Less Distributions to Shareholders:
From net investment income	—	(0.0071)	(0.0206)	(0.0291)	(0.0118)		(0.0196)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.71%	2.08%	2.95%	1.19	%(f)	1.97%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.39%	0.78%	0.80%	0.80%	0.80	%(h)	0.80%
Waiver/Reimbursement	0.47%	0.10%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.78%	1.99%	2.91%	2.81	%(h)	2.02%
Net assets, end of period (000s)	$452,671	$1,347,281	$1,990,097	$1,562,589	$1,433,097		$1,368,604

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
Class Z Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0019	0.0125	0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0019)	(0.0125)	(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.19%	1.26%	2.70%	3.56%	1.44	%(g)	1.09	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.23%	0.20%	0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.06%	0.05%	0.05%	0.06%	0.06	%(i)	0.06	%(i)
Net investment income (h)	0.19%	1.24%	2.70%	3.51%	3.42	%(i)	2.96	%(i)
Net assets, end of period (000s)	$25,943	$36,380	$36,333	$39,772	$51,606		$54,158

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Class Z Shares commenced operations on November 18, 2005.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0015	0.0121	0.0262	0.0347	0.0142		0.0252
Less Distributions to Shareholders:
From net investment income	(0.0015)	(0.0121)	(0.0262)	(0.0347)	(0.0142)		(0.0252)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.15%	1.22%	2.66%	3.52%	1.42	%(f)	2.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.24%	0.27%	0.24%	0.24%	0.24	%(h)	0.24%
Waiver/Reimbursement	0.06%	0.05%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	0.15%	1.12%	2.67%	3.47%	3.38	%(h)	2.49%
Net assets, end of period (000s)	$328,101	$1,123,450	$985,752	$1,048,065	$783,898		$578,505

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

35

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2010

Note 1. Organization

BofA Municipal Reserves (the "Fund"), formerly Columbia Municipal Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Municipal Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to

36

BofA Municipal Reserves, August 31, 2010

a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

37

BofA Municipal Reserves, August 31, 2010

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Tax-Exempt Income	$9,868,935	$80,160,483
Ordinary Income*	729,858	2,574,913
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,415,635	$—	$—

The following capital loss carryforward, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$291,688

Capital loss carryforwards of $138,576 were utilized by the Fund during the year ended August 31, 2010.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC) entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its

38

BofA Municipal Reserves, August 31, 2010

investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Municipal Reserves	BofA Municipal Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives an investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services

39

BofA Municipal Reserves, August 31, 2010

provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a

40

BofA Municipal Reserves, August 31, 2010

percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery. Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares.

Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$4,775,827	$4,190,592	$4,288,091	$13,254,510	$—

41

BofA Municipal Reserves, August 31, 2010

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $240 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, the Fund had three shareholders that collectively held 83.8% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have A significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension

42

BofA Municipal Reserves, August 31, 2010

of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $2,856,850 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

43

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves (formerly Columbia Municipal Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (a series of BofA Funds Series Trust) (formerly Columbia Municipal Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

44

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

For the fiscal year ended August 31, 2010, 93.11% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

45

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

46

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

47

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

48

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

49

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Municipal Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72216-0810 (10/10) 10/M4D4C3

BofATM Funds

Annual Report

August 31, 2010

BofA New York Tax-Exempt Reserves

(formerly Columbia New York Tax-Exempt Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	28

Federal Income Tax Information	29

Fund Governance	30

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.69	1.51	1.53	0.30
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.49	1.71	1.73	0.34
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.69	1.51	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2010

Municipal Bonds – 100.0%
	Par ($)	Value ($)
New York – 97.2%
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.300% 02/15/36 (11/15/10) (a)(b)	17,150,000	17,150,000
NY Buffalo Municipal Water Finance Authority
Series 2008,
LOC: JPMorgan Chase Bank 0.250% 07/01/35 (09/01/10) (a)(b)	7,100,000	7,100,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006, LIQ FAC: FHLMC 0.280% 05/01/31 (09/02/10) (a)(b)	4,115,000	4,115,000
NY Dormitory Authority
Catholic Health System:
Series 2006 C, LOC: HSBC Bank USA N.A. 0.290% 07/01/22 (09/02/10) (a)(b)	9,685,000	9,685,000
Series 2008, LOC: HSBC Bank USA N.A. 0.290% 07/01/34 (09/02/10) (a)(b)	7,410,000	7,410,000
Culinary Institute of America,
Series 2004 C, LOC: TD Bank N.A. 0.290% 07/01/33 (09/02/10) (a)(b)	2,900,000	2,900,000
Le Moyne College,
Series 2009, LOC: TD Bank N.A. 0.270% 01/01/39 (09/02/10) (a)(b)	8,740,000	8,740,000
Long Island University,
Series 2006 L I-A-2, LOC: FHLB 0.250% 09/01/36 (09/02/10) (a)(b)	7,900,000	7,900,000
New York Public Library,
Series 1999 A, LOC: TD Bank N.A. 0.270% 07/01/28 (09/01/10) (a)(b)	5,880,000	5,880,000

	Par ($)	Value ($)
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.280% 07/01/34 (09/02/10) (a)(b)	9,515,000	9,515,000
Mental Health Services,
Series 2003 D-2H, LOC: Royal Bank of Canada 0.260% 02/15/31 (09/02/10) (a)(b)	2,100,000	2,100,000
Series 2007 A,
LIQ FAC: Citibank N.A. 0.300% 03/15/37 (09/02/10) (a)(b)(c)	12,600,000	12,600,000
University of Rochester,
Series 2003 A, LOC: JPMorgan Chase Bank 0.240% 07/01/31 (09/01/10) (a)(b)	495,000	495,000
NY Dutchess County Industrial Development Agency
Marist College:
Series 1999 A, LOC: JPMorgan Chase Bank 0.290% 07/01/28 (09/02/10) (a)(b)	4,005,000	4,005,000
Series 2005 A,
LOC: JP Morgan Chase & Co. 0.290% 07/01/35 (09/02/10) (a)(b)	8,065,000	8,065,000
Series 2008 A,
LOC: TD Bank N.A. 0.270% 07/01/38 (09/02/10) (a)(b)	1,440,000	1,440,000
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.290% 10/01/32 (09/02/10) (a)(b)	2,855,000	2,855,000
NY Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.290% 11/15/13 (09/02/10) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
Consolidated Edison Co.:
Series 2005 A1, LOC: Mizuho Corporate Bank 0.260% 05/01/39 (09/01/10) (a)(b)	9,700,000	9,700,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 A2,
LOC: Mizuho Corporate Bank 0.240% 05/01/39 (09/01/10) (a)(b)	15,100,000	15,100,000
NY Environmental Facilities Corp.
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.300% 12/15/15 (09/02/10) (a)(b)	3,625,000	3,625,000
NY Housing Finance Agency
80 DeKalb Avenue,
Series 2009 A,
LOC: Wells Fargo Bank N.A. 0.280% 05/01/42 (09/01/10) (a)(b)	26,230,000	26,230,000
West 37th Street,
LOC: Wells Fargo Bank N.A. 0.300% 05/01/42 (09/01/10) (a)(b)	4,200,000	4,200,000
NY Liberty Development Corp.
World Trade Center Project,
Series 2009 A,
0.500% 12/01/49 (01/18/11) (b)(d)	18,240,000	18,240,000
Series 2009 B,
LOC: JPMorgan Chase Bank 0.280% 12/01/49 (09/02/10) (a)(b)	2,595,000	2,595,000
NY Livingston County Industrial Development Agency
Series 2007 A,
LOC: HSBC Bank USA N.A. 0.290% 07/01/19 (09/02/10) (a)(b)	2,067,000	2,067,000
NY Local Government Assistance Corp.
Series 2006,
GTY AGMT: Dexia Credit Local 0.540% 04/01/21 (09/02/10) (a)(b)	5,210,000	5,210,000
Series 2008 B,
SPA: Dexia Credit Local 0.380% 04/01/21 (09/01/10) (a)(b)	28,290,000	28,290,000
NY Long Island Power Authority
Series 1998 1B,
LOC: State Street Bank & Trust Co. 0.240% 05/01/33 (09/01/10) (a)(b)	1,500,000	1,500,000

	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 2005 G2,
LOC: BNP Paribas 0.230% 11/01/26 (09/01/10) (a)(b)	5,250,000	5,250,000
Series 2006 A,
LIQ FAC: Citibank N.A. 0.310% 11/15/35 (09/02/10) (a)(b)	10,000,000	10,000,000
Series 2008 B-2,
LOC: BNP Paribas 0.260% 11/01/34 (09/02/10) (a)(b)	8,060,000	8,060,000
Series 2008 B-3,
LOC: Lloyds TSB Bank PLC 0.260% 11/01/34 (09/02/10) (a)(b)	9,060,000	9,060,000
Series 2009,
SPA: Citibank N.A. 0.310% 05/01/15 (09/02/10) (a)(b)(c)	11,385,000	11,385,000
Series 2010,
2.000% 12/31/10	10,000,000	10,053,284
NY Monroe County Industrial Development Agency
Association for the Blind,
Series 2008 B, LOC: JPMorgan Chase Bank 0.250% 02/01/38 (09/02/10) (a)(b)	1,900,000	1,900,000
Monroe Community College Association, Inc.,
Series 2002 A, LOC: JPMorgan Chase Bank 0.270% 01/15/32 (09/02/10) (a)(b)	2,515,000	2,515,000
St. Ann's Nursing Home Co.,
Series 2000, LOC: HSBC Bank USA N.A. 0.330% 07/01/30 (09/01/10) (a)(b)	4,655,000	4,655,000
St. Ann's Nursing Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.330% 07/01/30 (09/01/10) (a)(b)	9,325,000	9,325,000
NY Moriah Central School District
Series 2009,
2.250% 09/24/10	4,155,000	4,158,108

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City Cultural Trust
Series 2008,
LIQ FAC: Citibank N.A. 0.310% 07/01/11 (09/02/10) (a)(b)	2,600,000	2,600,000
NY New York City Health & Hospital Corp.
HHC Capital Corp.,
Series 2008 C, LOC: TD Bank N.A. 0.240% 02/15/31 (09/01/10) (a)(b)	10,600,000	10,600,000
NY New York City Housing Development Corp.
Series 2009 G,
0.550% 10/01/10	13,605,000	13,605,000
Series 2009 M,
0.550% 11/01/13 (10/01/10) (b)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
FC Hanson Office Associates,
Series 2004, LOC: Lloyds TSB Bank PLC 0.280% 12/01/39 (09/02/10) (a)(b)	12,095,000	12,095,000
Jamaica First Parking LLC,
Series 2004, LOC: JPMorgan Chase Bank 0.290% 03/01/34 (09/02/10) (a)(b)	2,725,000	2,725,000
Polytechnic University,
Series 2000, Pre-refunded 11/01/10, 6.125% 11/01/30	5,450,000	5,556,404
Ronald McDonald House,
Series 1991, LOC: JPMorgan Chase Bank 0.250% 05/01/21 (09/01/10) (a)(b)	2,600,000	2,600,000
Series 2008,
LIQ FAC: Citibank N.A. 0.310% 04/01/11 (09/02/10) (a)(b)	6,940,000	6,940,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-1,
SPA: State Street Bank and Trust, SPA: California State Teachers Retirement System 0.260% 06/15/32 (09/01/10) (b)(d)	7,665,000	7,665,000

	Par ($)	Value ($)
Series 2008 B-4,
SPA: BNP Paribas 0.270% 06/15/23 (09/02/10) (a)(b)	3,595,000	3,595,000
Series 2009,
LIQ FAC: Morgan Stanley 0.300% 06/15/40 (09/02/10) (a)(b)(c)	26,960,000	26,960,000
NY New York City Transitional Finance Authority
Series 2002 2A,
LIQ FAC: Dexia Credit Local 0.280% 11/01/22 (09/01/10) (a)(b)	490,000	490,000
Series 2002 3 F,
SPA: Royal Bank of Canada 0.240% 11/01/22 (09/01/10) (a)(b)	2,525,000	2,525,000
NY New York City
Series 1993 E4,
LOC: BNP Paribas: 0.220% 08/01/21 (09/01/10) (a)(b)	10,900,000	10,900,000
0.220% 08/01/22 (09/01/10) (a)(b)	1,000,000	1,000,000
Series 2006 I-6,
LOC: California State Teachers Retirement System 0.260% 04/01/36 (09/01/10) (a)(b)	8,900,000	8,900,000
Series 2007 A-1,
5.000% 08/01/11	3,000,000	3,126,880
Series 2010 G-4,
LIQ FAC: Barclays Bank PLC 0.260% 03/01/39 (09/02/10) (a)(b)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
Syracuse University,
Series 2008 B, LOC: JPMorgan Chase Bank 0.270% 07/01/37 (09/01/10) (a)(b)	6,500,000	6,500,000
NY Oyster Bay
Series 2010,
1.500% 03/11/11	20,000,000	20,122,996
NY Power Authority
LOC: JPMorgan Chase Bank,
LOC: Bank of Nova Scotia,
LOC: State Street Bank and Trust,
LOC: Bank of New York,
LOC: BNP Paribas
0.270% 09/02/10	10,000,000	10,000,000
0.330% 09/02/10	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1985,
LIQ FAC: Bank of Nova Scotia: 0.260% 03/01/20 (09/01/10) (a)(b)	34,250,000	34,250,000
0.290% 03/01/20 (09/01/10) (a)(b)(e)	15,015,000	15,015,000
NY Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citibank N.A. 0.310% 10/01/14 (09/02/10) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
Peconic Bay Medical Center,
Series 2006 A, LOC: HSBC Bank USA N.A. 0.290% 07/01/31 (09/02/10) (a)(b)	7,445,000	7,445,000
NY Suffolk County
Series 2009,
1.500% 09/09/10	13,000,000	13,003,113
NY Syracuse Industrial Development Agency
Crouse Health Hospital,
Series 2007 B, LOC: HSBC Bank USA N.A. 0.290% 01/01/23 (09/01/10) (a)(b)	2,835,000	2,835,000
NY Thruway Authority
Series 2002,
5.500% 04/01/11	1,270,000	1,306,644
NY Triborough Bridge & Tunnel Authority
Series 2005 A,
SPA: Dexia Credit Local 0.320% 11/01/35 (09/01/10) (a)(b)	8,915,000	8,915,000
Series 2008 A,
LOC: Societe Generale 0.300% 01/01/32 (09/02/10) (a)(b)	3,830,000	3,830,000
NY Urban Development Corp.
Series 2004 A3A,
SPA: Dexia Credit Local 0.340% 03/15/33 (09/02/10) (a)(b)	10,445,000	10,445,000
Series 2008 A5,
LOC: TD Bank N.A. 0.240% 01/01/30 (09/02/10) (a)(b)	15,045,000	15,045,000

	Par ($)	Value ($)
NY Westchester County Industrial Development Agency
Westchester Jewish Community,
Series 1998, LOC: JPMorgan Chase Bank 0.300% 10/01/28 (09/02/10) (a)(b)	810,000	810,000
NY Yonkers Industrial Development Agency
Consumers Union of the U.S., Inc.,
Series 2005, LOC: JPMorgan Chase Bank 0.300% 06/01/36 (09/01/10) (a)(b)	23,350,000	23,350,000
New York Total		624,569,429
Puerto Rico – 2.8%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.300% 07/01/28 (09/01/10) (a)(b)	13,115,000	13,115,000
Series 2008,
LOC: Dexia Credit Local 0.450% 01/01/28 (09/02/10) (a)(b)	4,860,000	4,860,000
Puerto Rico Total		17,975,000
Total Municipal Bonds (cost of $642,544,429)		642,544,429
Municipal Preferred Stock – 2.2%
New York – 2.2%
NY Nuveen Performance Plus
Series 2010,
LIQ FAC: Deutsche Bank 0.490% 03/01/40 (09/02/10) (a)(b)(c)	14,500,000	14,500,000
New York Total		14,500,000
Total Municipal Preferred Stock (cost of $14,500,000)		14,500,000
Total Investments – 102.2% (cost of $657,044,429) (f)		657,044,429
Other Assets & Liabilities, Net – (2.2)%		(14,383,816)
Net Assets – 100.0%		642,660,613

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

August 31, 2010

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $65,445,000, which represents 10.2% of net assets.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $657,044,429.

  The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Municipal Bonds	100.0
Municipal Preferred Stock	2.2
102.2
Other Assets & Liabilities, Net	(2.2)
100.0

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	657,044,429
	Cash	10,962
	Receivable for:
	Interest	907,784
	Expense reimbursement due from investment advisor	15,555
	Trustees' deferred compensation plan	552
	Prepaid expenses	12,212
	Total Assets	657,991,494
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	15,015,000
	Fund shares repurchased	15,000
	Distributions	17,741
	Investment advisory fee	83,416
	Administration fee	10,446
	Pricing and bookkeeping fees	20,000
	Transfer agent fee	1,800
	Trustees' fees	37,137
	Audit fee	51,814
	Custody fee	2,176
	Distribution and service fees	353
	Shareholder administration fees	38,910
	Chief compliance officer expenses	1,240
	Trustees' deferred compensation plan	552
	Other liabilities	35,296
	Total Liabilities	15,330,881
	Net Assets	642,660,613
Net Assets Consist of	Paid-in capital	642,455,110
	Undistributed net investment income	205,503
	Net Assets	642,660,613

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2010

Capital Class Shares	Net assets	$123,140,852
	Shares outstanding	123,093,813
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$391,472,458
	Shares outstanding	391,320,379
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$329,389
	Shares outstanding	329,262
	Net asset value per share	$1.00
Class A Shares	Net assets	$21,051,909
	Shares outstanding	21,043,787
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,497
	Shares outstanding	10,493
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$95,094,948
	Shares outstanding	95,057,203
	Net asset value per share	$1.00
Retail A Shares	Net assets	$44,280
	Shares outstanding	44,263
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$11,516,280
	Shares outstanding	11,511,815
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	2,509,326
Expenses	Investment advisory fee	1,191,162
	Administration fee	654,279
	Distribution fee:
	Class A Shares	31,152
	Daily Class Shares	37
	Service fee:
	Adviser Class Shares	4,152
	Class A Shares	77,881
	Daily Class Shares	26
	Retail A Shares	49
	Shareholder administration fee:
	Trust Class Shares	519,284
	Class A Shares	31,152
	Institutional Class Shares	33,585
	Transfer agent fee	11,647
	Pricing and bookkeeping fees	189,503
	Trustees' fees	33,163
	Custody fee	12,831
	Chief compliance officer expenses	3,883
	Treasury temporary guarantee program fee	24,028
	Other expenses	187,297
	Total Expenses	3,005,111
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(695,321)
	Fees waived by distributor:
	Trust Class Shares	(69,072)
	Adviser Class Shares	(2,414)
	Class A Shares	(105,102)
	Daily Class Shares	(47)
	Insitutional Class Shares	(359)
	Retail A Class Shares	(5)
	Expense reductions	(26)
	Net Expenses	2,132,765
	Net Investment Income	376,561
	Net realized gain on investments	17,233
	Net Increase Resulting from Operations	393,794

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	376,561	11,779,791
	Net realized gain on investments	17,233	24,781
	Net increase resulting from operations	393,794	11,804,572
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(165,239)	(2,416,400)
	Trust Class Shares	(133,366)	(7,178,169)
	Adviser Class Shares	—	(126,063)
	Class A Shares	—	(344,210)
	Daily Class Shares	—	(75)
	Institutional Class Shares	(62,540)	(1,386,489)
	Retail A Shares	(16)	(564)
	G-Trust Shares	(15,602)	(327,820)
	Total distributions to shareholders	(376,763)	(11,779,790)
	Net Capital Stock Transactions	(315,634,513)	(470,556,149)
	Total decrease in net assets	(315,617,482)	(470,531,367)
Net Assets	Beginning of period	958,278,095	1,428,809,462
	End of period	642,660,613	958,278,095
	Undistributed net investment income at end of period	205,503	163,612

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	285,306,048	285,306,048	585,702,714	585,702,714
Distributions reinvested	21,831	21,831	526,845	526,845
Redemptions	(295,881,364)	(295,881,364)	(824,694,247)	(824,694,247)
Net decrease	(10,553,485)	(10,553,485)	(238,464,688)	(238,464,688)
Trust Class Shares
Subscriptions	685,638,818	685,638,818	1,045,587,908	1,045,586,880
Distributions reinvested	8,848	8,849	357,663	357,663
Redemptions	(939,367,112)	(939,367,112)	(1,131,499,265)	(1,131,499,265)
Net decrease	(253,719,446)	(253,719,445)	(85,553,694)	(85,554,722)
Adviser Class Shares
Subscriptions	792,012	792,011	19,301,883	19,301,883
Distributions reinvested	—	—	121,454	121,454
Redemptions	(5,280,987)	(5,280,987)	(29,639,636)	(29,639,636)
Net decrease	(4,488,975)	(4,488,976)	(10,216,299)	(10,216,299)
Class A Shares
Subscriptions	66,757,097	66,757,097	69,052,132	69,052,132
Distributions reinvested	—	—	344,198	344,198
Redemptions	(80,399,362)	(80,399,361)	(137,645,739)	(137,645,739)
Net decrease	(13,642,265)	(13,642,264)	(68,249,409)	(68,249,409)
Daily Class Shares
Subscriptions	—	—	200,506	200,506
Distributions reinvested	—	—	75	75
Redemptions	—	—	(200,524)	(200,524)
Net increase	—	—	57	57
Institutional Class Shares
Subscriptions	142,898,299	142,898,299	203,867,967	203,867,967
Distributions reinvested	62,309	62,309	1,383,477	1,383,477
Redemptions	(167,262,481)	(167,262,481)	(267,185,450)	(267,185,450)
Net decrease	(24,301,873)	(24,301,873)	(61,934,006)	(61,934,006)
Retail A Shares
Subscriptions	—	—	2,500	2,500
Distributions reinvested	16	16	564	564
Redemptions	(11,441)	(11,441)	(13,107)	(13,107)
Net decrease	(11,425)	(11,425)	(10,043)	(10,043)
G-Trust Shares
Subscriptions	11,474,064	11,474,064	27,607,008	27,607,008
Redemptions	(20,391,108)	(20,391,109)	(33,734,047)	(33,734,047)
Net decrease	(8,917,044)	(8,917,045)	(6,127,039)	(6,127,039)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0012	0.0104	0.0245		0.0346	0.0141		0.0251
Less Distributions to Shareholders:
From net investment income	(0.0012)	(0.0104)	(0.0245)		(0.0346)	(0.0141)		(0.0251)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.12%	1.04%	2.48	%(f)	3.51%	1.42	%(g)	2.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.24%	0.20%		0.20%	0.20	%(i)	0.20%
Waiver/Reimbursement	0.09%	0.07%	0.08%		0.11%	0.14	%(i)	0.14%
Net investment income (h)	0.11%	1.15%	2.18	%(f)	3.46%	3.38	%(i)	2.66%
Net assets, end of period (000s)	$123,141	$133,680	$372,166		$62,595	$44,563		$24,804

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003	0.0094	0.0235		0.0336	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	(0.0003)	(0.0094)	(0.0235)		(0.0336)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.03%	0.95%	2.38	%(f)	3.41%	1.38	%(g)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.29%	0.34%	0.30%		0.30%	0.30	%(i)	0.30%
Waiver/Reimbursement	0.10%	0.07%	0.08%		0.11%	0.14	%(i)	0.14%
Net investment income (h)	0.03%	0.93%	1.72	%(f)	3.36%	3.27	%(i)	2.46%
Net assets, end of period (000s)	$391,472	$645,197	$730,700		$40,066	$31,364		$27,216

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,								Period Ended August 31,		Period Ended March 31,		Period Ended August 31,
Adviser Class Shares	2010 (a)(b)		2009		2008		2007		2006 (c)		2006 (d)		2003 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0080		0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	—		(0.0080)		(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00%		0.81	%(h)	2.23	%(h)	3.25%		1.31	%(i)	2.22	%(i)	0.25	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.31	%(j)	0.48	%(j)	0.45	%(j)	0.45	%(j)	0.45	%(j)(k)	0.45	%(j)(k)	0.45	%(k)
Waiver/Reimbursement	0.23%		0.08%		0.08%		0.11%		0.14	%(k)	0.14	%(k)	0.78	%(k)
Net investment income	—		1.01	%(h)(j)	2.11	%(h)(j)	3.20	%(j)	3.11	%(j)(k)	2.44	%(j)(k)	0.68	%(k)
Net assets, end of period (000s)	$329		$4,819		$15,037		$7,477		$4,695		$3,262		$—

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Advisor Class Shares re-commenced operations on April 14, 2005.

(e)  Advisor Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)(b)	2009	2008		2007 (c)	2006 (d)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0065	0.0200		0.0301	0.0122		0.0206
Less Distributions to Shareholders:
From net investment income	—	(0.0065)	(0.0200)		(0.0301)	(0.0122)		(0.0206)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.65%	2.02	%(g)	3.05%	1.23	%(h)	2.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32%	0.65%	0.65%		0.65%	0.65	%(j)	0.65%
Waiver/Reimbursement	0.42%	0.11%	0.08%		0.11%	0.14	%(j)	0.14%
Net investment income (i)	—	0.72%	1.82	%(g)	3.01%	2.92	%(j)	2.07%
Net assets, end of period (000s)	$21,052	$34,694	$102,951		$43,867	$37,820		$29,726

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,
Daily Class Shares	2010 (a)(b)	2009		2008	2007 (c)
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	0.0055		0.0195	0.0232
Less Distributions to Shareholders:
From net investment income	—	(0.0055)		(0.0195)	(0.0232)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00%	0.55	%(f)	1.96%	2.34	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.34%	0.69%		0.80%	0.81	%(i)
Waiver/Reimbursement	0.53%	0.22%		0.08%	0.11	%(i)
Net investment income (h)	—	0.12	%(f)	1.85%	2.90	%(i)
Net assets, end of period (000s)	$10	$10		$10	$10

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  Daily Class Shares re-commenced operations on November 1, 2006.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0008	0.0100	0.0241	0.0342	0.0140		0.0247
Less Distributions to Shareholders:
From net investment income	(0.0008)	(0.0100)	(0.0241)	(0.0342)	(0.0140)		(0.0247)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.08%	1.01%	2.44%	3.47%	1.40	%(f)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.24%	0.28%	0.24%	0.24%	0.24	%(h)	0.24%
Waiver/Reimbursement	0.09%	0.07%	0.08%	0.11%	0.14	%(h)	0.14%
Net investment income (g)	0.07%	1.03%	2.44%	3.42%	3.32	%(h)	2.53%
Net assets, end of period (000s)	$95,095	$119,388	$181,320	$223,065	$154,605		$208,614

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003	0.0094	0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0003)	(0.0094)	(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.03%	0.95%	2.38%	3.41%	1.38	%(g)	1.01	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.29%	0.34%	0.30%	0.30%	0.30	%(i)	0.30	%(i)
Waiver/Reimbursement	0.10%	0.07%	0.08%	0.11%	0.14	%(i)	0.14	%(i)
Net investment income (h)	0.03%	0.96%	2.36%	3.36%	3.28	%(i)	2.77	%(i)
Net assets, end of period (000s)	$44	$56	$66	$64	$80		$74

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0012	0.0104	0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0012)	(0.0104)	(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.12%	1.05%	2.48%	3.51%	1.42	%(g)	1.04	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.24%	0.20%	0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.09%	0.07%	0.08%	0.11%	0.14	%(i)	0.14	%(i)
Net investment income (h)	0.12%	1.08%	2.35%	3.45%	3.38	%(i)	2.89	%(i)
Net assets, end of period (000s)	$11,516	$20,434	$26,560	$16,468	$17,548		$17,664

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2010

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), formerly Columbia New York Tax-Exempt Reserves, a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia New York Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when

20

BofA New York Tax-Exempt Reserves, August 31, 2010

market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are

21

BofA New York Tax-Exempt Reserves, August 31, 2010

distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$42,093	$(42,014)	$(79)

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from:	2010	2009
Tax-Exempt Income	$359,467	$11,634,347
Ordinary Income*	17,296	86,200
Long-Term Capital Gains	—	59,243

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$223,244	$—	$—

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia, Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise

22

BofA New York Tax-Exempt Reserves, August 31, 2010

Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator an distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia New York Tax-Exempt Reserves	BofA New York Tax-Exempt Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Inc. Distributors,

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

23

BofA New York Tax-Exempt Reserves, August 31, 2010

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%

24

BofA New York Tax-Exempt Reserves, August 31, 2010

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 08/31/10
$695,321	$826,799	$605,663	$2,127,783	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred

25

BofA New York Tax-Exempt Reserves, August 31, 2010

compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $26 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, two shareholder held 95.0% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2010, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the

26

BofA New York Tax-Exempt Reserves, August 31, 2010

Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $501,911 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves (formerly Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (a series of BofA Funds Series Trust) (formerly Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

28

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2010, 99.98% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

30

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72602-0810 (10/10) 10/P6V425

BofATM Funds

Annual Report

August 31, 2010

BofA Tax-Exempt Reserves

(formerly Columbia Tax-Exempt Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	41

Report of Independent Registered Public Accounting Firm	49

Federal Income Tax Information	50

Fund Governance	51

Important Information About This Report	57

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.69	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.74	1.46	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds – 98.4%
	Par ($)	Value ($)
Alabama – 0.4%
AL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.300% 08/01/32 (09/02/10) (a)(b)	13,555,000	13,555,000
AL Pell City Special Care Facilities
Noland Health Services, Inc.,
Series 2009 A, LOC: U.S. Bank N.A. 0.300% 12/01/39 (09/02/10) (a)(b)	7,350,000	7,350,000
AL Special Care Facilities Finance Authority
Altapointe Health Systems,
Series 2001, LOC: Wells Fargo Bank N.A. 1.000% 07/01/21 (09/03/10) (a)(b)(c)	2,150,000	2,150,000
Alabama Total		23,055,000
Arizona – 2.5%
AZ School District Anticipation Note
Series 2010,
1.500% 07/29/11	65,000,000	65,635,265
AZ Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.300% 07/01/32 (09/02/10) (a)(b)(d)	6,960,000	6,960,000
AZ Fort McDowell Yavapai Nation
Series 2004 A,
GTY AGMT: Citigroup Global Markets 0.450% 05/01/11 (09/02/10) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
Series 2007,
GTY AGMT: BNP Paribas 0.400% 02/01/42 (09/02/10) (a)(b)	12,445,000	12,445,000
AZ Phoenix Industrial Development Authority
Series 2006,
LIQ FAC: FHLMC 0.330% 12/01/27 (09/02/10) (a)(b)	12,615,000	12,615,000

	Par ($)	Value ($)
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.300% 07/01/42 (09/02/10) (a)(b)	16,450,000	16,450,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.440% 12/01/21 (09/02/10) (a)(b)	2,000,000	2,000,000
Arizona Total		150,280,265
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985, LOC: Bank of New York 0.290% 12/01/25 (09/01/10) (a)(b)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 7.6%
CA Bay Area Toll Authority
Series 2006 C1,
0.220% 04/01/45 (09/02/10) (a)(e)	27,525,000	27,525,000
Series 2007 G1,
SPA: JPMorgan Chase Bank 0.260% 04/01/47 (09/02/10) (a)(b)	23,500,000	23,500,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 09/01/36 (09/02/10) (a)(b)	44,910,000	44,910,000
CA Los Angeles County
Series 2010,
2.000% 06/30/11	97,000,000	97,971,980
CA Santa Clara County Financing Authority
EL Camino Hospital
Series 2009, LOC: Wells Fargo Bank N.A. 0.250% 02/01/44 (09/01/10) (a)(b)	14,500,000	14,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Statewide Communities Development Authority
Kaiser Foundation Hospitals:
Series 2009 C1, 0.260% 04/01/46 (09/01/10) (a)(e)	32,870,000	32,870,000
Series 2009 C2, 0.260% 04/01/46 (09/01/10) (a)(e)	26,400,000	26,400,000
Kaiser Permanente,
Series 2003 D, 0.260% 05/01/33 (09/01/10) (a)(e)	19,355,000	19,355,000
Series 2008 14-G,
GTY AGMT: Goldman Sachs 0.300% 05/15/25 (09/02/10) (a)(b)	121,590,000	121,590,000
CA State
Series 2005 A-2,
LOC: Calyon Bank 0.270% 05/01/40 (09/01/10) (a)(b)	50,000,000	50,000,000
California Total		458,621,980
Colorado – 2.6%
CO Colorado Springs
Series 2007 B,
SPA: Dexia Credit Local 0.310% 11/01/26 (09/02/10) (a)(b)	24,830,000	24,830,000
CO Denver Urban Renewal Authority
Series 2008 A-1,
LOC: U.S. Bank N.A. 0.300% 12/01/25 (09/02/10) (a)(b)	14,725,000	14,725,000
Series 2008 A-2,
LOC: U.S. Bank N.A. 0.300% 12/01/25 (09/02/10) (a)(b)	19,615,000	19,615,000
CO Educational & Cultural Facilities Authority
Jewish Day School,
Series 2007 C6, LOC: U.S. Bank N.A. 0.260% 06/30/36 (09/01/10) (a)(b)	2,570,000	2,570,000

	Par ($)	Value ($)
JFMC Facilities Corp.,
Series 2009 C7, LOC: U.S. Bank N.A., GTY AGMT: Jewish Federation, 0.260% 03/01/39 (09/01/10) (a)(b)	1,000,000	1,000,000
Jewish Federation, Inc.,
Series 2005 C1, LOC: U.S. Bank N.A. 0.260% 09/01/35 (09/01/10) (a)(b)	6,110,000	6,110,000
Naropa University,
Series 1999, LOC: Wells Fargo Bank N.A. 1.000% 11/01/24 (09/02/10) (a)(b)(c)	2,480,000	2,480,000
Oaks Christian School,
Series 2006, LOC: U.S. Bank N.A. 0.290% 05/01/33 (09/01/10) (a)(b)	10,600,000	10,600,000
CO Health Facilities Authority
Community Hospital Association,
Series 2003 B, LOC: JPMorgan Chase Bank 0.330% 12/01/33 (09/02/10) (a)(b)	29,170,000	29,170,000
Crossroads at Delta,
Series 2004 A, LOC: U.S. Bank N.A. 0.290% 11/01/28 (09/02/10) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
Series 2002 I-C4,
SPA: FHLB 0.300% 10/01/32 (09/01/10) (a)(b)	12,135,000	12,135,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A. 0.250% 12/01/23 (09/01/10) (a)(b)	12,305,000	12,305,000
CO Westminster Economic Development Authority
Series 2009,
LOC: U.S. Bank N.A. 0.250% 12/01/28 (09/02/10) (a)(b)	3,700,000	3,700,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Westminster Multi-Family Revenue
Series 2005,
LIQ FAC: FHLMC 0.530% 06/01/12 (09/02/10) (a)(b)	13,970,000	13,970,000
Colorado Total		157,010,000
Delaware – 1.1%
DE BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.360% 04/10/22 (09/02/10) (a)(b)	34,400,000	34,400,000
0.360% 06/01/24 (09/02/10) (a)(b)	9,935,000	9,935,000
DE New Castle County
CHF-Delaware LLC,
Series 2005, LOC: Bank of New York 0.300% 08/01/31 (09/02/10) (a)(b)	11,575,000	11,575,000
DE Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.330% 12/01/30 (09/02/10) (a)(b)	11,220,000	11,220,000
Delaware Total		67,130,000
District of Columbia – 1.1%
DC District of Columbia
Series 2009,
2.500% 09/30/10	58,600,000	58,695,231
Series 2010 C,
0.320% 12/01/10 (09/02/10) (a)(e)	7,000,000	7,000,000
District of Columbia Total		65,695,231
Florida – 6.4%
FL BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.360% 03/01/23 (09/02/10) (a)(b)	12,200,000	12,200,000
0.360% 04/01/24 (09/02/10) (a)(b)	11,600,000	11,600,000
0.360% 07/18/24 (09/02/10) (a)(b)	17,995,000	17,995,000

	Par ($)	Value ($)
0.360% 11/01/24 (09/02/10) (a)(b)	10,075,000	10,075,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 11/01/27 (09/02/10) (a)(b)	11,405,000	11,405,000
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 10/01/24 (09/02/10) (a)(b)	1,060,000	1,060,000
FL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A.: 0.290% 05/01/31 (09/02/10) (a)(b)	3,905,000	3,905,000
0.300% 07/01/35 (09/02/10) (a)(b)	18,435,000	18,435,000
Series 2007,
LOC: U.S. Bank N.A. 0.290% 05/01/32 (09/02/10) (a)(b)	4,645,000	4,645,000
FL Government Financing Commission
0.350% 09/10/10 (e)	8,566,000	8,566,000
FL Gulfstream Park Community Development District
Series 2008,
GTY AGMT: Goldman Sachs 0.300% 05/01/39 (09/02/10) (a)(b)	60,280,000	60,280,000
FL Housing Finance Corp.
Series 2006,
LIQ FAC: FHLMC 0.330% 10/01/32 (09/02/10) (a)(b)	16,610,000	16,610,000
FL Jacksonville Economic Development Commissions
Florida Shipyards, Inc.,
Series 2010, LOC: Branch Bank & Trust 0.300% 09/01/20 (09/02/10) (a)(b)	3,900,000	3,900,000
FL Jacksonville Health Facilities Authority
Southern Baptist Hospital,
Series 2001, LOC: Wells Fargo Bank N.A. 0.250% 08/15/21 (09/01/10) (a)(b)	1,025,000	1,025,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Jacksonville Industrial Development
Airport Hotel Project,
Series 1993, LOC: Northern Trust Co. 0.300% 07/01/13 (09/01/10) (a)(b)	3,150,000	3,150,000
FL Miami Health Facilities Authority
Catholic Health East,
Series 2008, LOC: PNC Bank N.A. 0.300% 11/15/25 (09/01/10) (a)(b)	18,425,000	18,425,000
FL Miami-Dade County Educational Facilities Authority
Series 2007,
LOC: Wells Fargo Bank N.A. 0.300% 04/01/28 (09/02/10) (a)(b)	15,160,000	15,160,000
Series 2008,
GTY AGMT: Wells Fargo Bank N.A. 0.300% 04/01/38 (09/02/10) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Co. 0.300% 04/01/32 (09/01/10) (a)(b)	5,695,000	5,695,000
FL Orange County Health Facilities Authority
Orlando Health, Inc.,
Series 2008 E, LOC: Branch Banking & Trust 0.300% 10/01/26 (09/01/10) (a)(b)	4,500,000	4,500,000
FL Orange County School Board
Series 2008 E,
LOC: Wells Fargo Bank N.A. 0.250% 08/01/22 (09/01/10) (a)(b)	5,330,000	5,330,000
FL Palm Beach County
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Co. 0.300% 05/01/31 (09/02/10) (a)(b)	6,600,000	6,600,000

	Par ($)	Value ($)
FL Pinellas County Health Facility Authority
Baycare Health Systems
Series 2009 A-2, LOC: Northern Trust Co. 0.290% 11/01/38 (09/02/10) (a)(b)	9,025,000	9,025,000
St. Joseph's Health Care Center,
Series 2009 A-3, LOC: Wells Fargo Bank N.A. 0.290% 11/01/38 (09/02/10) (a)(b)	7,100,000	7,100,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.400% 11/01/25 (09/02/10) (a)(b)	17,995,000	17,995,000
FL Sarasota County
Sarasota Military Academy,
Series 2008, LOC: Wells Fargo Bank N.A. 0.390% 02/01/34 (09/02/10) (a)(b)	2,875,000	2,875,000
FL Sunshine Governmental Financing Commission
LOC: JPMorgan Chase Bank
0.300% 09/03/10	25,000,000	25,000,000
Series 1986,
LOC: Dexia Credit Local: 0.330% 07/01/16 (09/01/10) (a)(b)	7,695,000	7,695,000
0.450% 07/01/16 (09/01/10) (a)(b)	32,380,000	32,380,000
Series 2010,
LOC: JPMorgan Chase Bank 0.290% 09/15/10 (a)(b)	25,000,000	25,000,000
FL Tampa Bay Water Utility System
Series 2006,
GTY AGMT: Dexia Credit Local 0.550% 10/01/23 (09/02/10) (a)(b)	7,490,000	7,490,000
Florida Total		382,531,000
Georgia – 4.7%
GA Atlanta
Series B-1,
LOC: Wells Fargo Bank N.A.:
0.300% 09/13/10	2,500,000	2,500,000
0.320% 10/12/10	5,000,000	5,000,000
0.320% 11/15/10	17,000,000	17,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
GA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 03/15/19 (09/02/10) (a)(b)	10,330,000	10,330,000
Series 2008,
LOC: Branch Banking & Trust 0.360% 09/01/23 (09/02/10) (a)(b)	18,520,000	18,520,000
GA Cobb County Development Authority
Presbyterian Village Austell,
Series 2004 B, LOC: Branch Banking & Trust 0.290% 07/01/34 (09/01/10) (a)(b)	7,985,000	7,985,000
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004, LOC: Branch Banking & Trust 0.300% 06/01/24 (09/02/10) (a)(b)	2,445,000	2,445,000
GA Fulton County Development Authority
Mount Vernon Presbyterian School,
Series 2005, LOC: Branch Banking & Trust 0.300% 08/01/35 (09/02/10) (a)(b)	5,000,000	5,000,000
The Weber School,
Series 2006, LOC: Branch Banking & Trust 0.300% 12/01/30 (09/02/10) (a)(b)	3,610,000	3,610,000
GA Main Street Natural Gas, Inc.
Series 2010 A,
SPA: Royal Bank of Canada 0.330% 08/01/40 (09/02/10) (a)(b)	65,000,000	65,000,000
GA Municipal Electric Authority
Series 2008 A,
LOC: Societe Generale 0.300% 01/01/20 (09/02/10) (a)(b)	14,605,000	14,605,000
Series 2008 B,
LOC: Dexia Credit Local 0.330% 01/01/48 (09/01/10) (a)(b)	42,965,000	42,965,000

	Par ($)	Value ($)
GA Municipal Gas Authority
Series 2009 H,
2.000% 11/18/10	6,825,000	6,843,382
Series 2010,
2.000% 05/17/11	9,250,000	9,337,679
GA Private Colleges & Universities Authority
Mercer University:
Series 2003, LOC: Branch Banking & Trust 0.300% 10/01/32 (09/02/10) (a)(b)	6,575,000	6,575,000
Series 2006 C, LOC: Branch Banking & Trust 0.300% 10/01/31 (09/02/10) (a)(b)	8,645,000	8,645,000
Series 2000,
LIQ FAC: Societe Generale 0.300% 11/01/30 (09/02/10) (a)(b)(d)	34,435,000	34,435,000
GA State
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 0.300% 10/01/26 (09/02/10) (a)(b)	5,995,000	5,995,000
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital,
Series 2009, LOC: Branch Banking & Trust 0.300% 11/01/23 (09/02/10) (a)(b)	7,670,000	7,670,000
GA Valdosta & Lowndes County Hospital Authority
Series 1998,
LOC: Branch Banking & Trust 0.300% 10/01/23 (09/02/10) (a)(b)	5,100,000	5,100,000
Georgia Total		279,561,061
Illinois – 7.4%
IL BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 05/01/21 (09/02/10) (a)(b)	16,815,000	16,815,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Chicago Board of Education
Series 2006,
GTY AGMT: Dexia Credit Local 0.550% 12/01/31 (09/02/10) (a)(b)	10,245,000	10,245,000
Series 2008 A,
LOC: Societe Generale 0.300% 12/01/23 (09/02/10) (a)(b)	4,000,000	4,000,000
Series 2009 A2,
LOC: Northern Trust Co. 0.300% 03/01/26 (09/02/10) (a)(b)	9,135,000	9,135,000
IL Chicago O'Hare International Airport
Series 2006,
GTY AGMT: Dexia Credit Local 0.550% 01/01/17 (09/02/10) (a)(b)	9,375,000	9,375,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co. 0.330% 12/01/11 (09/01/10) (a)(b)	375,000	375,000
Series 1997 B,
LOC: Northern Trust Co. 0.330% 12/01/14 (09/01/10) (a)(b)	295,000	295,000
IL Chicago Water
Series 2004-1,
LOC: California Public Employees Retirement System 0.310% 11/01/31 (09/02/10) (a)(b)	19,865,000	19,865,000
IL Chicago
Series 2008 A,
LOC: Societe Generale 0.300% 01/01/30 (09/02/10) (a)(b)	3,270,000	3,270,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co. 0.300% 01/01/13 (09/02/10) (a)(b)	1,430,000	1,430,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.300% 01/01/23 (09/02/10) (a)(b)	10,080,000	10,080,000

	Par ($)	Value ($)
0.300% 12/01/25 (09/02/10) (a)(b)	4,685,000	4,685,000
0.300% 01/01/26 (09/02/10) (a)(b)	6,785,000	6,785,000
0.300% 01/15/26 (09/02/10) (a)(b)	22,605,000	22,605,000
Series 2008:
GTY AGMT: Deutsche Bank AG 0.300% 01/01/37 (09/02/10) (a)(b)	13,150,000	13,150,000
LIQ FAC: Deutsche Bank AG 0.300% 07/01/46 (09/02/10) (a)(b)	15,495,000	15,495,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.300% 04/01/21 (09/02/10) (a)(b)	3,750,000	3,750,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 0.300% 08/01/26 (09/03/10) (a)(b)	12,907,000	12,907,000
Chicago Symphony Orchestra,
Series 1994, LOC: Northern Trust Company 0.270% 12/01/28 (09/01/10) (b)	18,700,000	18,700,000
IL Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.300% 01/01/30 (09/02/10) (a)(b)	11,300,000	11,300,000
IL Educational Facilities Authority
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Co. 0.300% 08/01/33 (09/01/10) (a)(b)	6,100,000	6,100,000
IL Finance Authority
Alexian Brothers Health System,
Series 2004, LOC: JPMorgan Chase Bank 0.310% 04/01/35 (09/02/10) (a)(b)	38,600,000	38,600,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Edward Hospital,
Series 2008 B-2, LOC: JPMorgan Chase Bank 0.300% 02/01/40 (09/01/10) (a)(b)	19,345,000	19,345,000
Elmhurst College,
Series 2007, LOC: Harris N.A. 0.300% 02/01/42 (09/02/10) (a)(b)	12,500,000	12,500,000
IV Healthcorp, Inc.,
Series 2009, LOC: Harris N.A. 0.330% 12/01/39 (09/02/10) (a)(b)	22,955,000	22,955,000
North Shore Senior Center,
Series 1999, LOC: JPMorgan Chase Bank 0.330% 08/01/29 (09/01/10) (a)(b)	7,000,000	7,000,000
Riverside Health System,
Series 2004, LOC: JPMorgan Chase Bank 0.300% 11/15/29 (09/01/10) (a)(b)	4,225,000	4,225,000
IL Health Facilities Authority
Memorial Medical Center,
Series 1985 C, LOC: JPMorgan Chase Bank 0.270% 01/01/16 (09/02/10) (a)(b)	9,430,000	9,430,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, LIQ FAC: FHLMC 0.370% 08/01/38 (09/02/10) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
Series 2006,
GTY AGMT: Dexia Credit Local 0.550% 06/15/29 (09/02/10) (a)(b)	32,285,000	32,285,000
IL Regional Transportation Authority
Series 2004,
GTY AGMT: Dexia Credit Local 0.550% 07/01/29 (09/02/10) (a)(b)	46,485,000	46,485,000

	Par ($)	Value ($)
Series 2008 A,
LOC: Societe Generale 0.300% 06/01/19 (09/02/10) (a)(b)	4,000,000	4,000,000
IL Springfield Electric Revenue
Series 2008,
GTY AGMT: Berkshire Hathaway, Inc. 0.340% 03/01/15 (09/02/10) (a)(b)	10,095,000	10,095,000
IL Village of Brookfield
Chicago Zoological Society,
Series 2008 PJ, LOC: Northern Trust Co. 0.300% 06/01/38 (09/02/10) (a)(b)	26,350,000	26,350,000
IL Village of Channahon
Morris Hospital:
Series 2009 A, LOC: U.S. Bank N.A. 0.250% 12/01/34 (09/02/10) (a)(b)	4,000,000	4,000,000
Series 2009, LOC: U.S. Bank N.A. 0.250% 12/01/34 (09/02/10) (a)(b)	1,000,000	1,000,000
Illinois Total		445,777,000
Indiana – 5.2%
IN Bond Bank
Series 2010 A:
1.500% 01/06/11	6,220,000	6,242,933
LOC: JPMorgan Chase Bank 2.000% 01/06/11	40,000,000	40,217,418
IN Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG: 0.300% 07/15/18 (09/02/10) (a)(b)	1,455,000	1,455,000
0.300% 01/15/20 (09/02/10) (a)(b)	4,115,000	4,115,000
0.300% 07/15/27 (09/02/10) (a)(b)	5,225,000	5,225,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Development Finance Authority
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A.: 0.440% 07/01/17 (09/02/10) (a)(b)	1,300,000	1,300,000
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.320% 01/01/27 (09/02/10) (a)(b)	5,725,000	5,725,000
IN Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.300% 01/01/15 (09/02/10) (a)(b)	9,475,000	9,475,000
IN Elkhart County Hospital Authority
Elkhart General Hospital, Inc.,
Series 2008, LOC: JPMorgan Chase Bank 0.310% 05/01/33 (09/01/10) (a)(b)	13,150,000	13,150,000
IN Finance Authority
Ascension Health:
Series 2003 E6, 0.390% 11/15/39 (03/15/11) (a)(e)	18,280,000	18,280,000
Series 2005 A2, 0.270% 11/01/27 (09/01/10) (a)(e)	30,000,000	30,000,000
Campagna Academy Inc.,
Series 2007, LOC: JPMorgan Chase Bank 0.300% 06/01/42 (09/02/10) (a)(b)	2,840,000	2,840,000
Retirement Living, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.320% 03/01/39 (09/02/10) (a)(b)	12,000,000	12,000,000
Series 2005,
LOC: PNC Bank, N.A. 0.320% 11/01/27 (09/02/10) (a)(b)	4,975,000	4,975,000
Sisters of St. Francis Health:
Series 2008 F, LOC: Bank of New York 0.300% 09/01/48 (09/02/10) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Sisters of Saint Francis,
Series 2008 J, LOC: Wells Fargo Bank N.A. 0.300% 11/01/37 (09/02/10) (a)(b)	6,000,000	6,000,000
University of Indianapolis,
Series 2008, LOC: Wells Fargo Bank N.A. 0.290% 10/01/38 (09/02/10) (a)(b)	30,000,000	30,000,000
IN Health & Educational Facility Financing Authority
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank, N.A. 0.290% 11/01/32 (09/02/10) (a)(b)	23,765,000	23,765,000
Harrison County Hospital,
Series 2005, LOC: JPMorgan Chase Bank 0.270% 01/01/32 (09/01/10) (a)(b)	13,630,000	13,630,000
Rehabilitation Hospital of Indiana,
Series 1990, LOC: PNC Bank, N.A. 0.280% 11/01/20 (09/01/10) (a)(b)	13,450,000	13,450,000
Riverview Hospital,
Series 2004, LOC: PNC Bank, N.A. 0.290% 08/01/32 (09/02/10) (a)(b)	17,900,000	17,900,000
IN Health Facility Financing Authority
Community Hospital of Indiana,
Series 2005 B, LOC: PNC Bank, N.A. 0.290% 05/01/35 (09/02/10) (a)(b)	17,400,000	17,400,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.600% 04/01/20 (09/02/10) (a)(b)	1,800,000	1,800,000
IN Lawrenceburg Pollution Control
Indiana Michigan Power Co.,
Series 2008 I, LOC: JPMorgan Chase Bank 0.290% 10/01/19 (09/02/10) (a)(b)	12,000,000	12,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 06/01/29 (09/02/10) (a)(b)	6,405,000	6,405,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank, N.A. 0.320% 08/01/20 (09/02/10) (a)(b)	12,655,000	12,655,000
Indiana Total		315,005,351
Iowa – 0.4%
IA Des Moines Methodist System, Inc.,
Central Iowa Hospital Corp.,
Series 1985, LOC: Wells Fargo Bank N.A. 0.300% 08/01/15 (09/01/10) (a)(b)	23,000,000	23,000,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998, LOC: Wells Fargo Bank N.A. 0.440% 11/01/13 (09/02/10) (a)(b)	510,000	510,000
Iowa Total		23,510,000
Kentucky – 0.8%
KY Area Development Districts
Series 2000,
LOC: Wells Fargo Bank N.A. 0.290% 06/01/33 (09/02/10) (a)(b)	10,310,000	10,310,000
KY Kenton County Industrial Building Authority
Redken Labs, Inc.,
Series 1984, LOC: Morgan Guaranty Trust 0.450% 12/01/14 (a)(b)	7,000,000	7,000,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.290% 06/01/34 (09/03/10) (a)(b)	4,110,000	4,110,000

	Par ($)	Value ($)
KY Richmond
Series 2006 A,
LOC: U.S. Bank N.A. 0.290% 03/01/36 (09/03/10) (a)(b)	17,870,000	17,870,000
KY Williamstown League of Cities Funding Trust
Series 2009 B,
LOC: U.S. Bank N.A. 0.290% 12/01/38 (09/03/10) (a)(b)	6,665,000	6,665,000
Kentucky Total		45,955,000
Louisiana – 0.6%
LA Local Government Environmental Facilities & Community Development Authority
SRL Holdings LLC,
Series 2007, LOC: Branch Banking & Trust, 0.300% 02/01/32 (09/02/10) (a)(b)	2,720,000	2,720,000
LA Public Facilities Authority
Series 2008 C,
GTY AGMT: Berkshire Hathaway, Inc. 0.340% 02/15/15 (09/02/10) (a)(b)	14,040,000	14,040,000
Series 2010,
IMTT-Finco LLC, LOC: FHLB 0.320% 08/01/46 (09/02/10) (a)(b)	17,000,000	17,000,000
LA Upper Pontalba Building Restoration Corp.
Upper Pontaiba Building Project,
Series 1996, LOC: JPMorgan Chase Bank 0.600% 12/01/16 (09/02/10) (a)(b)	2,780,000	2,780,000
Louisiana Total		36,540,000
Maine – 0.2%
ME Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.290% 07/01/37 (09/02/10) (a)(b)	6,750,000	6,750,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
ME Housing Authority
Series 2008 E1,
SPA: Dexia Credit Local 0.400% 11/15/32 (09/02/10) (a)(b)	6,600,000	6,600,000
Maine Total		13,350,000
Maryland – 0.6%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.300% 07/01/24 (09/02/10) (a)(b)	3,115,000	3,115,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.300% 10/01/33 (09/02/10) (a)(b)	4,185,000	4,185,000
MD Easton
William Hill Manor, Inc.,
Series 2008, LOC: Branch Banking & Trust 0.300% 01/01/38 (09/02/10) (a)(b)	5,775,000	5,775,000
MD Health & Higher Educational Facilities Authority
Frederick Memorial Hospital,
Series 2008, LOC: Branch Banking & Trust 0.290% 07/01/35 (09/01/10) (a)(b)	9,000,000	9,000,000
MD Prince Georges County
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.300% 07/01/34 (09/02/10) (a)(b)	13,710,000	13,710,000
Maryland Total		35,785,000
Massachusetts – 2.9%
MA Bay Transportation Authority
Series 2008,
LIQ FAC: Dexia Credit Local 0.450% 07/01/26 (09/02/10) (a)(b)	63,877,000	63,877,000

	Par ($)	Value ($)
MA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.300% 07/01/23 (09/02/10) (a)(b)	16,470,000	16,470,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 0.550% 07/01/30 (09/02/10) (a)(b)	4,500,000	4,500,000
MA State
0.340% 10/05/10	4,000,000	4,000,000
Series 2007,
LOC: Dexia Credit Local 0.400% 01/01/34 (09/02/10) (a)(b)	30,140,000	30,140,000
Series 2010 A,
0.300% 02/01/11 (09/02/10) (a)(e)	53,560,000	53,560,000
Massachusetts Total		172,547,000
Michigan – 4.1%
MI Bank of New York Municipal Certificates Trust
Series 2006,
LOC: Bank of New York 0.450% 07/01/26 (10/01/10) (a)(b)	18,439,500	18,439,500
MI Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 12/01/31 (09/02/10) (a)(b)	2,655,000	2,655,000
MI Eastern Michigan University
Series 2009 A,
LOC: JPMorgan Chase Bank 0.270% 03/01/49 (09/01/10) (a)(b)	3,445,000	3,445,000
Series 2009 B,
LOC: JPMorgan Chase Bank 0.270% 03/01/49 (09/01/10) (a)(b)	5,000,000	5,000,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc.,
Series 2006, LOC: PNC Bank N.A. 0.290% 08/01/31 (09/02/10) (a)(b)	22,870,000	22,870,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Higher Education Facilities Authority
Hope College,
Series 2004, LOC: JPMorgan Chase Bank 0.290% 04/01/34 (09/02/10) (a)(b)	7,945,000	7,945,000
MI L'Anse Creuse Public Schools
Series 2008,
SPA: JPMorgan Chase Bank 0.320% 05/01/35 (09/01/10) (a)(b)	61,045,000	61,045,000
MI State
Series 2009 A,
2.000% 09/30/10	125,000,000	125,145,370
Michigan Total		246,544,870
Minnesota – 1.4%
MN Dakota County Housing & Redevelopment Authority
Series 2006,
LIQ FAC: FHLMC 0.330% 06/01/29 (09/02/10) (a)(b)	18,650,000	18,650,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
Series 2010,
LIQ FAC: Morgan Stanley Bank, 0.310% 01/01/35 (09/02/10) (a)(b)(d)	6,000,000	6,000,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.330% 05/01/31 (09/02/10) (a)(b)	13,150,000	13,150,000
MN Robbinsdale
North Memorial Health Care,
Series 2008 A-2, LOC: Wells Fargo Bank N.A. 0.250% 05/01/33 (09/01/10) (a)(b)	19,900,000	19,900,000
MN School District Capital Equipment Borrowing Program
Series 2009 B,
2.000% 09/10/10	6,280,000	6,282,622
Series 2009,
2.000% 09/10/10	9,500,000	9,503,445

	Par ($)	Value ($)
MN University of Minnesota
Series 2001 C,
SPA: JPMorgan Chase Bank 0.310% 12/01/36 (09/01/10) (a)(b)	4,600,000	4,600,000
Series 2008 A,
0.310% 08/15/31 (09/01/10) (a)(e)	7,250,000	7,250,000
Minnesota Total		85,336,067
Mississippi – 0.7%
MS Business Finance Corp.
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.300% 12/01/28 (09/02/10) (a)(b)	26,680,000	26,680,000
SG Resources Mississippi LLC,
Series 2010, LOC: FHLB 0.300% 08/01/35 (09/01/10) (a)(e)	15,000,000	15,000,000
Mississippi Total		41,680,000
Missouri – 3.1%
MO Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 04/15/19 (09/02/10) (a)(b)	9,670,000	9,670,000
MO Development Finance Board
St. Louis Convention Center,
Series 2000 C, LOC: U.S. Bank N.A. 0.250% 12/01/20 (09/01/10) (a)(b)	10,440,000	10,440,000
Series 2003,
LOC: U.S. Bank N.A. 0.250% 06/01/33 (09/01/10) (a)(b)	15,070,000	15,070,000
The Nelson Gallery Foundation,
Series 2008 A, SPA: JPMorgan Chase Bank 0.250% 12/01/37 (09/01/10) (a)(b)	14,300,000	14,300,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C2, 0.370% 11/15/39 (03/01/11) (a)(e)	47,500,000	47,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Bethesda Health Group Inc.,
Series 2009, LOC: U.S. Bank N.A. 0.250% 08/01/41 (09/01/10) (a)(b)	10,400,000	10,400,000
MO Joint Municipal Electric Utility Commission
Series 2007 A,
LIQ FAC: Citibank N.A. 0.310% 01/01/14 (09/02/10) (a)(b)	11,375,000	11,375,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.290% 11/01/32 (09/02/10) (a)(b)	3,275,000	3,275,000
MO St. Louis Airport
Series 2005,
GTY AGMT: Deutsche Bank AG 0.300% 07/01/31 (09/02/10) (a)(b)	43,725,000	43,725,000
Series 2007,
LOC: Dexia Credit Local 0.450% 07/01/26 (09/02/10) (a)(b)	20,970,000	20,970,000
Missouri Total		186,725,000
Montana – 0.1%
MT Board of Investments
Series 2004,
0.500% 03/01/29 (03/01/11) (a)(e)	5,000,000	5,000,000
Montana Total		5,000,000
Nebraska – 2.2%
NE Central Plains Energy Project
Series 2009 2,
SPA: Royal Bank of Canada 0.310% 08/01/39 (09/02/10) (a)(b)	79,730,000	79,730,000
NE City of Lincoln Electric
0.260% 09/08/10	14,500,000	14,500,000
NE Omaha Public Power District
0.300% 09/10/10	19,750,000	19,750,000

	Par ($)	Value ($)
NE Public Power District
0.260% 09/08/10	15,000,000	15,000,000
Nebraska Total		128,980,000
Nevada – 1.0%
NV Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 06/15/24 (09/02/10) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.300% 05/01/36 (09/02/10) (a)(b)	24,710,000	24,710,000
Series 2007,
LOC: U.S. Bank N.A. 0.290% 07/01/26 (09/02/10) (a)(b)	10,135,000	10,135,000
NV Reno
Renown Regional Medical Center, Inc.,
Series 2008 B, LOC: Union Bank N.A. 0.270% 06/01/41 (09/01/10) (a)(b)	21,225,000	21,225,000
Nevada Total		60,950,000
New Hampshire – 0.1%
NH Business Finance Authority
New Hampshire Public Radio,
Series 2008 A, LOC: TD Bank N.A. 0.280% 06/01/38 (09/02/10) (a)(b)	3,530,000	3,530,000
New Hampshire Total		3,530,000
New Jersey – 1.5%
NJ Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 01/01/21 (09/02/10) (a)(b)	2,355,000	2,355,000
NJ Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.540% 12/15/21 (09/02/10) (a)(b)	16,330,000	16,330,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ State
Series 2006,
LIQ FAC: Dexia Credit Local 0.540% 07/01/19 (09/02/10) (a)(b)	8,195,000	8,195,000
NJ Transportation Trust Fund Authority
Series 2006,
GTY AGMT: Dexia Credit Local 0.570% 12/15/30 (09/02/10) (a)(b)	42,415,000	42,415,000
Series 2008,
LOC: Dexia Credit Local 0.400% 06/15/20 (09/02/10) (a)(b)	9,455,000	9,455,000
NJ Turnpike Authority
Series 2006,
GTY AGMT: Dexia Credit Local 0.540% 01/01/16 (09/02/10) (a)(b)	9,980,000	9,980,000
New Jersey Total		88,730,000
New Mexico – 1.8%
NM Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.300% 06/01/36 (09/02/10) (a)(b)	18,400,000	18,400,000
NM Finance Authority
Series 2008 A-1,
LOC: State Street Bank & Trust Co. 0.260% 06/15/24 (09/02/10) (b)	19,000,000	19,000,000
NM Municipal Energy Acquisition Authority
Series 2009,
SPA: Royal Bank of Canada 0.310% 11/01/39 (09/02/10) (a)(b)	70,000,000	70,000,000
New Mexico Total		107,400,000
New York – 6.4%
NY BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.300% 01/01/24 (09/02/10) (a)(b)	12,520,000	12,520,000

	Par ($)	Value ($)
Series 2009,
LOC: Branch Banking & Trust: 0.360% 09/01/20 (09/02/10) (a)(b)(d)	430,000	430,000
0.390% 06/01/17 (09/02/10) (a)(b)(d)	28,900,000	28,900,000
NY Dormitory Authority
Long Island University,
Series 2006 L I-A-2, LOC: FHLB 0.250% 09/01/36 (09/02/10) (a)(b)	2,100,000	2,100,000
Rockefeller University,
Series 2005 A SPA: JPMorgan Chase Bank 0.250% 07/01/35 (09/02/10) (a)(b)	39,575,000	39,575,000
Series 2006 A,
LIQ FAC: Citibank N.A. 0.300% 03/15/36 (09/02/10) (a)(b)	20,000,000	20,000,000
NY Liberty Development Corp.
World Trade Center Project,
Series 2009 A, 0.500% 12/01/49 (01/18/11) (a)(e)	45,000,000	45,000,000
NY Local Government Assistance Corp.
Series 2008 B,
SPA: Dexia Credit Local 0.380% 04/01/21 (09/01/10) (a)(b)	43,400,000	43,400,000
NY Metropolitan Transportation Authority
Series 2010,
2.000% 12/31/10	45,000,000	45,239,778
NY New York City Transitional Finance Authority
Series 1999 B3,
SPA: JPMorgan Chase Bank 0.260% 11/01/28 (09/01/10) (a)(b)	25,100,000	25,100,000
NY Oyster Bay
Series 2010,
1.500% 03/11/11	30,000,000	30,184,493
NY Power Authority
Series 1985,
LIQ FAC: Bank of Nova Scotia: 0.260% 03/01/16 (09/01/10) (a)(b)	29,985,000	29,985,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
1.000% 03/01/16 (09/01/10) (a)(b)(c)	17,385,000	17,385,000
NY Suffolk County
Series 2009,
1.500% 09/09/10	40,000,000	40,009,580
NY Urban Development Corp.
Series 2004 A3A,
SPA: Dexia Credit Local 0.340% 03/15/33 (09/02/10) (a)(b)	3,415,000	3,415,000
New York Total		383,243,851
North Carolina – 3.1%
NC BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.360% 10/01/18 (09/02/10) (a)(b)(d)	10,880,000	10,880,000
0.360% 03/01/24 (09/02/10) (a)(b)	5,975,000	5,975,000
0.360% 04/01/24 (09/02/10) (a)(b)	15,895,000	15,895,000
0.360% 05/01/24 (09/02/10) (a)(b)(d)	4,880,000	4,880,000
0.360% 05/31/24 (09/02/10) (a)(b)	15,900,000	15,900,000
0.360% 06/01/24 (09/02/10) (a)(b)	13,495,000	13,495,000
NC Capital Facilities Finance Agency
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.300% 07/01/19 (09/02/10) (a)(b)	4,400,000	4,400,000
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.300% 12/01/29 (09/02/10) (a)(b)	6,950,000	6,950,000
Series 2008, LOC: Branch Banking & Trust 0.300% 05/01/30 (09/02/10) (a)(b)	5,000,000	5,000,000
Series 2008,
LIQ FAC: Wells Fargo Bank N.A. 0.300% 10/01/44 (09/02/10) (a)(b)	8,570,000	8,570,000

	Par ($)	Value ($)
The Raleigh School,
Series 2006, LOC: Branch Banking & Trust 0.300% 09/01/31 (09/02/10) (a)(b)	3,700,000	3,700,000
NC Facilities Finance Authority
Duke University,
Series A1, 0.350% 09/08/10	5,000,000	5,000,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002, LOC: Branch Banking & Trust 0.300% 02/01/23 (09/02/10) (a)(b)	4,715,000	4,715,000
NC Medical Care Commission
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.300% 11/01/38 (09/02/10) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998, LOC: Branch Banking & Trust 0.300% 05/01/18 (09/02/10) (a)(b)	1,695,000	1,695,000
Rutherford Hospital, Inc.,
Series 2001, LOC: Branch Banking & Trust 0.300% 09/01/21 (09/02/10) (a)(b)	4,060,000	4,060,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.300% 06/01/37 (09/02/10) (a)(b)	7,050,000	7,050,000
Wake Forest University Health Sciences,
Series 2008 A, LOC: Branch Banking & Trust 0.280% 07/01/34 (09/02/10) (a)(b)	4,720,000	4,720,000
Wakemed:
Series 2009 B, LOC: Wells Fargo Bank N.A. 0.290% 10/01/38 (09/02/10) (a)(b)	9,300,000	9,300,000
Series 2009 C, LOC: Wells Fargo Bank N.A. 0.290% 10/01/26 (09/02/10) (a)(b)	14,965,000	14,965,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 0.300% 09/01/22 (09/02/10) (a)(b)	7,000,000	7,000,000
NC Union County
Series 2004 B,
SPA: Branch Banking & Trust 0.290% 03/01/20 (09/02/10) (a)(b)	19,505,000	19,505,000
NC University of North Carolina at Chapel Hill
Series 2006,
LIQ FAC: Morgan Stanley 0.300% 12/01/34 (09/02/10) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.300% 11/01/32 (09/02/10) (a)(b)	4,200,000	4,200,000
North Carolina Total		188,540,000
Ohio – 4.3%
OH Air Quality Development Authority
Ohio Valley Electric Corp.,
Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.280% 02/01/26 (09/02/10) (a)(b)	3,600,000	3,600,000
OH Allen County
Catholic Healthcare Partners,
Series 2010 D, LOC: JPMorgan Chase Bank 0.300% 06/01/34 (09/01/10) (a)(b)	9,000,000	9,000,000
OH Cleveland-Cuyahoga County Port Authority
Park Synagogue,
Series 2006, LOC: U.S. Bank N.A. 0.290% 01/01/31 (09/02/10) (a)(b)	9,995,000	9,995,000

	Par ($)	Value ($)
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank N.A. 0.300% 03/01/34 (09/02/10) (a)(b)	27,150,000	27,150,000
Series 2005,
LOC: U.S. Bank N.A. 0.300% 07/01/35 (09/02/10) (a)(b)	35,705,000	35,705,000
OH Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 01/01/28 (09/02/10) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.290% 12/01/33 (09/02/10) (a)(b)	3,910,000	3,910,000
OH Franklin County
Ohio Presbyterian Retirement Service,
Series 2006 B, LOC: PNC Bank N.A. 0.290% 07/01/29 (09/02/10) (a)(b)	15,930,000	15,930,000
Traditions Healthcare,
Series 2005, LOC: U.S. Bank N.A. 0.320% 06/01/30 (09/02/10) (a)(b)	18,235,000	18,235,000
OH Higher Educational Facility Authority
Ohio Dominican University,
Series 2007, LOC: JPMorgan Chase Bank 0.300% 12/01/37 (09/02/10) (a)(b)	13,095,000	13,095,000
Series 2005,
LOC: PNC Bank N.A. 0.290% 05/01/30 (09/02/10) (a)(b)	12,900,000	12,900,000
Tiffin University,
Series 2007, LOC: PNC Bank N.A. 0.290% 08/01/22 (09/02/10) (a)(b)	12,065,000	12,065,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A. 0.290% 12/01/27 (09/02/10) (a)(b)	9,235,000	9,235,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A. 0.290% 12/01/27 (09/02/10) (a)(b)	6,620,000	6,620,000
OH Knox County
Knox Community Hospital,
Series 2004, LOC: PNC Bank N.A. 0.290% 12/01/29 (09/02/10) (a)(b)	15,875,000	15,875,000
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A. 0.320% 06/01/27 (09/02/10) (a)(b)	7,715,000	7,715,000
OH Stark County Port Authority
Series 2001,
LOC: JPMorgan Chase Bank 0.570% 12/01/22 (09/02/10) (a)(b)	3,340,000	3,340,000
OH State University
0.330% 10/07/10	13,360,000	13,360,000
OH University of Toledo
Series 2008 B,
LOC: JPMorgan Chase Bank 0.270% 06/01/32 (09/01/10) (a)(b)	18,600,000	18,600,000
OH Water Development Authority
Firstenergy Nuclear Generation:
Series 2005 B, LOC: Barclays Bank PLC 0.280% 01/01/34 (09/01/10) (a)(b)	7,215,000	7,215,000
Series 2006 B, LOC: Wells Fargo Bank N.A. 0.250% 12/01/33 (09/01/10) (a)(b)	1,355,000	1,355,000

	Par ($)	Value ($)
OH Zanesville Muskingum County
Grove City Church,
Series 2006, LOC: PNC Bank N.A. 0.320% 02/01/24 (09/02/10) (a)(b)	7,630,000	7,630,000
Ohio Total		257,530,000
Oklahoma – 0.4%
OK Grand River Dam Authority
Series 2008 A,
SPA: Citibank N.A. 0.310% 06/01/33 (09/02/10) (a)(b)(d)	26,100,000	26,100,000
OK Industries Authority
Amateur Softball Association,
Series 2002, LOC: JPMorgan Chase Bank 0.800% 06/01/14 (09/02/10) (a)(b)	610,000	610,000
Oklahoma Total		26,710,000
Oregon – 0.4%
OR Housing & Community Development
Pearl Family Housing,
Series 2009 B1, LOC: U.S. Bank N.A. 0.390% 02/01/42 (09/02/10) (a)(b)	3,000,000	3,000,000
OR Salem Hospital Facility Authority
Salem Hospital,
Series 2008 B, LOC: U.S. Bank N.A. 0.300% 08/15/34 (09/02/10) (a)(b)	10,000,000	10,000,000
OR Yamhill County Hospital Authority
Friendsview Manor,
Series 2007, LOC: U.S. Bank N.A. 0.250% 12/01/34 (09/01/10) (a)(b)	12,095,000	12,095,000
Oregon Total		25,095,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Pennsylvania – 3.7%
PA Adams County Industrial Development Authority
Brethren Home Community,
Series 2007, LOC: PNC Bank N.A. 0.340% 06/01/32 (09/02/10) (a)(b)	9,220,000	9,220,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.290% 05/01/26 (09/02/10) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.290% 06/01/22 (09/02/10) (a)(b)	2,190,000	2,190,000
PA Berks County Municipal Authority
Reading Hospital,
Series 2009 A5, 0.500% 05/01/32 (09/02/10) (a)(e)	8,750,000	8,750,000
PA Cumberland County Municipal Authority
Seires 2003 C,
LOC: Wells Fargo Bank N.A. 0.290% 01/01/33 (09/02/10) (a)(b)	2,800,000	2,800,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.300% 10/01/18 (09/02/10) (a)(b)	5,170,000	5,170,000
0.300% 08/15/30 (09/02/10) (a)(b)	5,050,000	5,050,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	3,000,000	3,000,000
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	5,650,000	5,650,000

	Par ($)	Value ($)
Series 1989 H-19,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	20,000,000	20,000,000
Series 1989,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	7,500,000	7,500,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	6,000,000	6,000,000
Series 1989 G,
LOC: U.S. Bank N.A. 0.280% 03/01/24 (09/01/10) (a)(b)	1,400,000	1,400,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.300% 03/01/30 (09/02/10) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.290% 05/01/28 (09/02/10) (a)(b)	5,100,000	5,100,000
PA Pennsylvania State University
Series 2009 B,
0.400% 06/01/31 (06/01/11) (a)(e)	13,435,000	13,435,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.290% 03/01/26 (09/02/10) (a)(b)	19,495,000	19,495,000
PA Public School Building Authority
Series 2009 A,
LOC: PNC Bank N.A. 0.290% 08/01/30 (09/02/10) (a)(b)	9,795,000	9,795,000
Series 2009 B,
LOC: PNC Bank N.A. 0.290% 05/15/20 (09/02/10) (a)(b)	13,925,000	13,925,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
PA RBC Municipal Products, Inc. Trust
Series 2008 C-13,
LOC: Royal Bank of Canada 0.290% 11/01/11 (09/02/10) (a)(b)(d)	10,000,000	10,000,000
Series 2010 E-12,
LOC: Royal Bank of Canada 0.290% 01/05/12 (09/02/10) (a)(b)(d)	5,000,000	5,000,000
UPMC,
Series 2010 E16, LOC: Royal Bank of Canada 0.290% 04/15/39 (09/02/10) (a)(b)(d)	40,000,000	40,000,000
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.300% 11/01/29 (09/02/10) (a)(b)	3,890,000	3,890,000
Pennsylvania Total		223,370,000
Puerto Rico – 0.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.300% 01/01/24 (09/02/10) (a)(b)	12,475,000	12,475,000
Puerto Rico Total		12,475,000
South Carolina – 0.8%
SC Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.300% 10/01/32 (09/02/10) (a)(b)	25,055,000	25,055,000
SC Florence County
McLeod Regional Medical Center,
Series 2010 B, LOC: Wells Fargo Bank N.A. 0.290% 11/01/40 (09/01/10) (a)(b)	9,300,000	9,300,000
SC Greenville County
Edgcomb Metals Co.,
Series 1984, LOC: Wells Fargo Bank N.A. 0.390% 08/01/14 (09/02/10) (a)(b)	2,600,000	2,600,000

	Par ($)	Value ($)
SC Jobs Economic Development Authority
Spartanburg YMCA,
Series 1996, LOC: Branch Banking & Trust 0.300% 06/01/18 (09/02/10) (a)(b)	1,920,000	1,920,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008,
GTY AGMT: FHLMC 0.400% 03/01/49 (09/02/10) (a)(b)	9,940,000	9,940,000
South Carolina Total		48,815,000
Tennessee – 2.0%
TN BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.300% 04/01/35 (09/02/10) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.300% 06/01/37 (09/01/10) (a)(b)	3,035,000	3,035,000
Series 2009 E-9-A,
LOC: Branch Banking & Trust 0.300% 06/01/30 (09/01/10) (a)(b)	5,000,000	5,000,000
Series 2009 E7Z,
LOC: Branch Banking & Trust 0.300% 06/01/39 (09/01/10) (a)(b)	5,435,000	5,435,000
TN Memphis Health, Educational & Housing Facility Board
Series 2008 36G,
GTY AGMT: Goldman Sachs 0.300% 08/01/48 (09/02/10) (a)(b)	3,805,237	3,805,237
TN Metropolitan Governments of Nashville & Davidson Counties
Series A,
LOC: State Street Bank and Trust, LOC: California Public Employee Retirement System, LOC: California State Teachers Retirement System 0.320% 09/10/10	10,000,000	10,000,000
TN School Bond
Series 97-A,
LOC: State Street Bank and Trust 0.300% 09/17/10	10,365,000	10,365,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Shelby County
Series 2006,
SPA: State Street Bank and Trust, SPA: California State Teachers Retirement System 0.280% 03/01/31 (09/02/10) (a)(e)	64,240,000	64,240,000
Tennessee Total		117,820,237
Texas – 9.5%
TX Austin
Series 2008,
LOC: Dexia Credit Local 0.340% 05/15/31 (09/02/10) (a)(b)	107,080,000	107,080,000
TX BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 12/15/22 (09/02/10) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Series 1996, LOC: Northern Trust Co. 0.340% 06/01/28 (09/02/10) (a)(b)	10,375,000	10,375,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: FHLMC 0.470% 03/01/36 (09/02/10) (a)(b)	8,300,000	8,300,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 08/15/29 (09/02/10) (a)(b)	35,630,000	35,630,000
Series 2008:
GTY AGMT: Deutsche Bank AG 0.300% 11/15/25 (09/02/10) (a)(b)	12,895,000	12,895,000
LIQ FAC: Deutsche Bank AG: 0.300% 02/15/28 (09/02/10) (a)(b)	11,425,000	11,425,000
0.300% 02/01/32 (09/02/10) (a)(b)	16,685,000	16,685,000
0.300% 02/15/37 (09/02/10) (a)(b)	7,730,000	7,730,000
0.300% 02/15/38 (09/02/10) (a)(b)	3,520,000	3,520,000

	Par ($)	Value ($)
TX Eagle Tax-Exempt Trust
Series 2009 52A,
LIQ FAC: Citibank N.A. 0.310% 08/15/32 (09/02/10) (a)(b)(d)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.300% 02/15/23 (09/02/10) (a)(b)	4,755,000	4,755,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.300% 02/15/23 (09/02/10) (a)(b)	2,440,000	2,440,000
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine,
Series 2007 A1, LOC: Wells Fargo Bank N.A. 0.250% 11/15/47 (09/01/10) (a)(b)	44,585,000	44,585,000
TX Harris County Industrial Development Corp.
Banktank Inc.,
Series 1998, LOC: Den Norske Bank 0.270% 02/01/20 (09/01/10) (a)(b)	8,000,000	8,000,000
TX Harris County
Series 2008 A,
LOC: Societe Generale 0.300% 08/15/35 (09/02/10) (a)(b)	12,640,000	12,640,000
TX Hockley County Industrial Development Corp.
BP Corporation North America Inc.,
Series 1985, 0.400% 11/01/19 (11/01/10) (a)(e)	19,300,000	19,300,000
Standard Oil Co. of Indiana,
Series 1983, 0.450% 03/01/14 (09/01/10) (a)(e)	31,000,000	31,000,000
TX Houston
Series H-1
LOC: JPMorgan Chase Bank 0.430% 10/08/10	13,000,000	13,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Houston Water & Sewer Systems
Series 2006,
GTY AGMT: Dexia Credit Local 0.550% 12/01/24 (09/02/10) (a)(b)	9,180,000	9,180,000
TX Klein Independent School District
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 0.300% 08/01/31 (09/02/10) (a)(b)	12,915,000	12,915,000
TX Puttable Floating Option Tax-Exempt Receipts
Series 2008,
GTY AGMT: FHLMC 0.400% 02/01/46 (09/02/10) (a)(b)	12,060,000	12,060,000
TX RBC Municipal Products, Inc. Trust
Series 2010 E-14,
LOC: Royal Bank of Canada 0.290% 05/15/34 (09/02/10) (a)(b)(d)	30,000,000	30,000,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.330% 08/01/32 (09/02/10) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.300% 12/01/21 (09/02/10) (a)(b)	6,115,000	6,115,000
TX State
Series 2009,
LIQ FAC: Morgan Stanley Bank 0.340% 12/01/22 (09/02/10) (a)(b)(d)	9,780,000	9,780,000
Series 2010,
LIQ FAC: Citibank N.A. 1.000% 04/01/14 (b)	3,500,000	3,500,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Texas Health Resources:
Series 2008 A, 0.300% 11/15/33 (09/01/10) (a)(e)	8,500,000	8,500,000
Series 2008 C, SPA: JPMorgan Chase Bank 0.250% 11/15/33 (09/01/10) (a)(b)	22,070,000	22,070,000

	Par ($)	Value ($)
Valley Baptist Medical Center,
Series 2007, LOC: JPMorgan Chase Bank 0.310% 09/01/30 (09/01/10) (a)(b)	10,800,000	10,800,000
TX University of Texas
0.280% 10/06/10	49,705,000	49,705,000
Series 2007,
LIQ FAC: Citibank N.A. 0.300% 07/01/13 (09/02/10) (a)(b)	3,560,000	3,560,000
TX Water Development Board
Series 2007 A,
SPA: JPMorgan Chase Bank 0.250% 07/15/19 (09/01/10) (a)(b)	11,070,000	11,070,000
Texas Total		571,055,000
Utah – 2.2%
UT Board of Regents
Series 2008,
LOC: Wells Fargo Bank N.A. 0.310% 08/01/31 (09/02/10) (a)(b)	10,070,000	10,070,000
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A, LIQ FAC: FNMA 0.350% 08/15/39 (09/02/10) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC: 0.310% 04/01/42 (09/02/10) (a)(b)	3,125,000	3,125,000
Series 2009 A-CL1,
0.300% 07/01/38 (09/01/10) (a)(e)	28,780,000	28,780,000
Series 2009 B-CL1,
0.300% 01/01/39 (09/01/10) (a)(e)	29,560,000	29,560,000
UT Intermountain Power Agency
Series B-2,
LOC: Bank of Nova Scotia 0.320% 11/05/10	24,800,000	24,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.550% 06/15/31 (09/02/10) (a)(b)	5,200,000	5,200,000
UT St. George Industrial Development Authority
Bluff Cove Resort LLC,
Series 2002, LOC: JPMorgan Chase Bank 0.340% 08/01/11 (09/02/10) (a)(b)	155,000	155,000
UT Transit Authority
Series 2006 A,
LOC: Fortis Bank SA 0.250% 06/15/36 (09/01/10) (a)(b)	25,300,000	25,300,000
UT Weber County Housing Authority
Cherry Creek Apartments,
Series 2001, LIQ FAC: FNMA 0.350% 11/01/39 (09/02/10) (a)(b)	2,630,000	2,630,000
Utah Total		133,860,000
Virginia – 2.1%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, LIQ FAC: FNMA 0.330% 01/15/41 (09/02/10) (a)(b)	18,625,000	18,625,000
VA Hanover County Industrial Development Authority
Covenant Woods,
Series 1999, LOC: Branch Banking & Trust 0.300% 07/01/29 (09/02/10) (a)(b)	6,775,000	6,775,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006,
LIQ FAC: FHLMC 0.330% 02/01/26 (09/02/10) (a)(b)	6,800,000	6,800,000

	Par ($)	Value ($)
VA Lewistown Commerce Center Community Development Authority
Lewistown Community Center,
Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.300% 03/01/27 (09/02/10) (a)(b)	13,045,000	13,045,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.330% 10/01/36 (09/02/10) (a)(b)	18,025,000	18,025,000
VA Suffolk Economic Development Authority Hospital Facilities
Series 2008,
LIQ FAC: Citigroup Financial Products, Inc. 0.330% 05/01/30 (09/02/10) (a)(b)	58,500,000	58,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.300% 01/01/35 (09/02/10) (a)(b)	2,900,000	2,900,000
Virginia Total		124,670,000
Washington – 0.9%
WA Deutsche Bank Spears/Lifers Trust
Series 2008,
LIQ FAC: Deutsche Bank AG: 0.300% 01/01/28 (09/02/10) (a)(b)	7,055,000	7,055,000
0.300% 01/01/30 (09/02/10) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.290% 12/01/31 (09/02/10) (a)(b)	3,370,000	3,370,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, LIQ FAC: FHLMC 0.310% 12/01/41 (09/01/10) (a)(b)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
WA JPMorgan Chase Putters/Drivers Trust
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.300% 10/01/16 (09/02/10) (a)(b)(d)	7,505,000	7,505,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.290% 05/01/19 (09/02/10) (a)(b)	2,030,000	2,030,000
WA State
Series 2006,
LOC: Wells Fargo Bank N.A. 0.300% 12/01/29 (09/02/10) (a)(b)	12,435,000	12,435,000
Series 2008,
LIQ FAC: Citibank N.A. 0.300% 01/01/16 (09/02/10) (a)(b)(d)	2,875,000	2,875,000
Washington Total		52,635,000
West Virginia – 0.5%
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 A, LOC: Royal Bank of Scotland 0.300% 12/01/42 (09/02/10) (a)(b)	6,075,000	6,075,000
WV Hospital Finance Authority
Cable Huntington Hospital,
Series 2008 A, LOC: Branch Banking & Trust 0.290% 01/01/34 (09/02/10) (a)(b)	15,000,000	15,000,000
West Virginia University Hospital,
Series 2009 A, LOC: Branch Banking & Trust 0.290% 06/01/33 (09/02/10) (a)(b)	7,590,000	7,590,000
West Virginia Total		28,665,000

	Par ($)	Value ($)
Wisconsin – 1.3%
WI Health & Educational Facilities Authority
Aurora Health Care Metro,
Series 2006 C, LOC: U.S. Bank N.A. 0.250% 04/01/28 (09/01/10) (a)(b)	11,275,000	11,275,000
Meriter Hospital, Inc.,
Series 2002, LOC: JPMorgan Chase Bank 0.270% 12/01/32 (09/01/10) (a)(b)	9,850,000	9,850,000
Milwaukee Institute of Art & Design,
Series 2004, LOC: Citibank N.A. 0.300% 01/01/34 (09/01/10) (a)(b)	10,285,000	10,285,000
National Regency New Berlin,
Series 2005, LOC: JPMorgan Chase Bank 0.270% 08/15/34 (09/01/10) (a)(b)	6,000,000	6,000,000
Wisconsin Lutheran College,
LOC: U.S. Bank N.A. 0.250% 06/01/33 (09/01/10) (a)(b)	15,000,000	15,000,000
WI Transportation Authority
0.280% 10/06/10	27,065,000	27,065,000
Wisconsin Total		79,475,000
Total Municipal Bonds (cost of $5,907,488,913)		5,907,488,913
Total Investments – 98.4% (cost of $5,907,488,913) (f)		5,907,488,913
Other Assets & Liabilities, Net – 1.6%		94,662,242
Net Assets – 100.0%		6,002,151,155

Notes to Investment Portfolio:

(a)  Parenthetical date represents the next interest rate reset date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(c)  Security purchased on a delayed delivery basis.

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2010

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $228,695,000, which represents 3.8% of net assets.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(f)  Cost for federal income tax purposes is $5,907,488,913.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	98.4
Other Assets & Liabilities, Net	1.6
100.0

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

PSFG	Permanent School Fund Guarantee

PUTTERS	Puttable Tax Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2010

		($)
Assets	Investments, at amortized cost approximating value	5,907,488,913
	Cash	4,444
	Receivable for:
	Investments sold	24,746
	Investments sold on a delayed delivery basis	114,007,331
	Fund shares sold	3,343
	Interest	7,983,385
	Expense reimbursement due from investment advisor	28,283
	Trustees' deferred compensation plan	33,130
	Prepaid expenses	61,688
	Total Assets	6,029,635,263
Liabilities	Payable for:
	Investments purchased	8,130,000
	Investments purchased on a delayed delivery basis	17,385,000
	Fund shares repurchased	14,565
	Distributions	294,401
	Investment advisory fee	793,678
	Administration fee	199,982
	Pricing and bookkeeping fees	54,971
	Transfer agent fee	23,550
	Trustees' fees	86,647
	Custody fee	17,584
	Distribution and service fees	10,176
	Shareholder administration fees	299,892
	Chief compliance officer expenses	2,355
	Trustees' deferred compensation plan	33,130
	Other liabilities	138,177
	Total Liabilities	27,484,108
	Net Assets	6,002,151,155
Net Assets Consist of	Paid-in capital	6,001,133,814
	Undistributed net investment income	1,017,341
	Net Assets	6,002,151,155

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2010

Capital Class Shares	Net assets	$1,903,203,264
	Shares outstanding	1,902,981,700
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,374,810,612
	Shares outstanding	3,374,416,427
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$12,412,246
	Shares outstanding	12,410,811
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$48,725,103
	Shares outstanding	48,720,994
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,333,497
	Shares outstanding	1,333,344
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$38,206,028
	Shares outstanding	38,201,574
	Net asset value per share	$1.00
Class A Shares	Net assets	$1,174,590
	Shares outstanding	1,174,453
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$187,996,774
	Shares outstanding	187,976,240
	Net asset value per share	$1.00
Retail A Shares	Net assets	$9,828,638
	Shares outstanding	9,827,499
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$424,460,403
	Shares outstanding	424,411,109
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	26,601,932
Expenses	Investment advisory fee	11,752,890
	Administration fee	7,695,263
	Distribution fee:
	Investor Class Shares	7,424
	Daily Class Shares	189,851
	Class A Shares	16,622
	Service fee:
	Liquidity Class Shares	64,612
	Adviser Class Shares	72,959
	Investor Class Shares	18,559
	Daily Class Shares	135,608
	Class A Shares	41,566
	Retail A Shares	10,098
	Shareholder administration fees:
	Trust Class Shares	4,116,365
	Class A Shares	16,623
	Institutional Class Shares	139,678
	Transfer agent fee	109,194
	Pricing and bookkeeping fees	388,600
	Trustees' fees	55,476
	Custody fee	98,017
	Chief compliance officer expenses	8,524
	Treasury temporary guarantee program fee	215,414
	Other expenses	547,495
	Total Expenses	25,700,838
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,982,935)
	Fees waived by distributor:
	Trust Class Shares	(292,694)
	Liquidity Class Shares	(6,641)
	Adviser Class Shares	(31,407)
	Investor Class Shares	(15,895)
	Daily Class Shares	(253,741)
	Class A Shares	(51,614)
	Institutional Class Shares	(461)
	Retail Class Shares	(586)
	Fees waived by shareholder service provider—Liquidity Class	(25,845)
	Expense reductions	(248)
	Net Expenses	20,038,771
	Net Investment Income	6,563,161
	Net realized gain on investments	299,543
	Net Increase Resulting from Operations	6,862,704

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2010 ($)	2009 ($)
Operations	Net investment income	6,563,161	129,704,829
	Net realized gain on investments	299,543	224,893
	Net increase resulting from operations	6,862,704	129,929,722
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,745,124)	(37,480,391)
	Trust Class Shares	(1,789,630)	(76,095,002)
	Liquidity Class Shares	(3,284)	(699,509)
	Adviser Class Shares	(405)	(1,185,699)
	Investor Class Shares	(12)	(117,823)
	Daily Class Shares	(49)	(734,826)
	Class A Shares	(13)	(240,133)
	Institutional Class Shares	(336,050)	(4,820,965)
	Retail A Shares	(5,614)	(143,801)
	G-Trust Shares	(684,743)	(8,186,679)
	Total distributions to shareholders	(6,564,924)	(129,704,828)
	Net Capital Stock Transactions	(4,750,522,023)	(201,610,937)
	Total decrease in net assets	(4,750,224,243)	(201,386,043)
Net Assets	Beginning of period	10,752,375,398	10,953,761,441
	End of period	6,002,151,155	10,752,375,398
	Undistributed net investment income at end of period	1,017,341	711,512

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	6,547,252,450	6,547,252,450	9,111,163,233	9,111,163,233
Distributions reinvested	1,171,360	1,171,361	15,434,361	15,434,361
Redemptions	(8,568,258,891)	(8,568,258,891)	(7,954,296,464)	(7,954,296,464)
Net increase (decrease)	(2,019,835,081)	(2,019,835,080)	1,172,301,130	1,172,301,130
Trust Class Shares
Subscriptions	2,424,813,855	2,424,813,855	5,037,349,925	5,037,349,925
Distributions reinvested	16,771	16,771	777,856	777,856
Redemptions	(4,637,403,525)	(4,637,403,526)	(6,137,266,533)	(6,137,266,533)
Net decrease	(2,212,572,899)	(2,212,572,900)	(1,099,138,752)	(1,099,138,752)
Liquidity Class Shares
Subscriptions	117,371,357	117,371,357	130,826,360	130,826,360
Distributions reinvested	3,152	3,152	699,149	699,149
Redemptions	(134,827,163)	(134,827,163)	(178,830,304)	(178,830,304)
Net decrease	(17,452,654)	(17,452,654)	(47,304,795)	(47,304,795)
Adviser Class Shares
Subscriptions	110,157,291	110,157,291	839,415,913	839,415,913
Distributions reinvested	339	339	1,025,974	1,025,974
Redemptions	(132,484,203)	(132,484,203)	(880,361,166)	(880,361,166)
Net decrease	(22,326,573)	(22,326,573)	(39,919,279)	(39,919,279)
Investor Class Shares
Subscriptions	1,647,903	1,647,903	11,140,661	11,140,661
Distributions reinvested	—	—	113,693	113,693
Redemptions	(9,273,837)	(9,273,838)	(15,508,805)	(15,508,805)
Net decrease	(7,625,934)	(7,625,935)	(4,254,451)	(4,254,451)
Daily Class Shares
Subscriptions	122,124,541	122,124,540	257,463,626	257,463,626
Distributions reinvested	3	3	734,825	734,825
Redemptions	(143,419,214)	(143,419,214)	(293,929,146)	(293,929,146)
Net decrease	(21,294,670)	(21,294,671)	(35,730,695)	(35,730,695)
Class A Shares
Subscriptions	6,044,769	6,044,769	52,821,946	52,821,946
Distributions reinvested	—	—	219,839	219,839
Redemptions	(29,263,559)	(29,263,559)	(55,860,262)	(55,860,262)
Net decrease	(23,218,790)	(23,218,790)	(2,818,477)	(2,818,477)
Institutional Class Shares
Subscriptions	976,317,779	976,317,779	1,454,560,836	1,454,560,836
Distributions reinvested	320,552	320,552	4,750,912	4,750,912
Redemptions	(1,234,196,533)	(1,234,196,532)	(1,483,343,786)	(1,483,343,786)
Net decrease	(257,558,202)	(257,558,201)	(24,032,038)	(24,032,038)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	2,166,502	2,166,502	2,128,629	2,128,629
Distributions reinvested	5,329	5,329	137,150	137,150
Redemptions	(4,396,189)	(4,396,188)	(5,001,204)	(5,001,204)
Net decrease	(2,224,358)	(2,224,357)	(2,735,425)	(2,735,425)
G-Trust Shares
Subscriptions	430,872,449	430,872,449	505,910,615	505,910,616
Distributions reinvested	52	52	470	470
Redemptions	(597,285,363)	(597,285,363)	(623,889,241)	(623,889,241)
Net decrease	(166,412,862)	(166,412,862)	(117,978,156)	(117,978,155)

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0014	0.0113	0.0254		0.0347	0.0141		0.0251
Less Distributions to Shareholders:
From net investment income	(0.0014)	(0.0113)	(0.0254)		(0.0347)	(0.0141)		(0.0251)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.13%	1.14%	2.57	%(f)	3.52%	1.42	%(g)	2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.23%	0.20%		0.20%	0.20	%(i)	0.20%
Waiver/Reimbursement	0.07%	0.05%	0.06%		0.06%	0.07	%(i)	0.07%
Net investment income (h)	0.14%	1.03%	2.40	%(f)	3.47%	3.38	%(i)	2.58%
Net assets, end of period (000s)	$1,903,203	$3,922,964	$2,750,559		$1,877,823	$1,688,338		$975,386

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0004	0.0103	0.0244		0.0337	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	(0.0004)	(0.0103)	(0.0244)		(0.0337)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.04%	1.04%	2.47	%(f)	3.42%	1.38	%(g)	2.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.30%	0.33%	0.30%		0.30%	0.30	%(i)	0.30%
Waiver/Reimbursement	0.07%	0.05%	0.06%		0.06%	0.07	%(i)	0.07%
Net investment income (h)	0.04%	1.05%	2.24	%(f)	3.37%	3.27	%(i)	2.43%
Net assets, end of period (000s)	$3,374,811	$5,587,196	$6,686,234		$3,230,990	$2,684,441		$2,475,660

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	0.0001	0.0098	0.0239	0.0332	0.0135		0.0236
Less Distributions to Shareholders:
From net investment income	(0.0001)	(0.0098)	(0.0239)	(0.0332)	(0.0135)		(0.0236)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.01%	0.99%	2.42%	3.37%	1.36	%(f)	2.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.33%	0.38%	0.35%	0.35%	0.35	%(h)	0.35%
Waiver/Reimbursement	0.19%	0.15%	0.16%	0.16%	0.17	%(h)	0.17%
Net investment income (g)	0.01%	1.11%	2.36%	3.31%	3.25	%(h)	2.32%
Net assets, end of period (000s)	$12,412	$29,865	$77,169	$86,926	$20,549		$5,292

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	(d)	0.0089	0.0229		0.0322	0.0131		0.0226
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0089)	(0.0229)		(0.0322)	(0.0131)		(0.0226)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	—	%(g)	0.89%	2.32	%(h)	3.27%	1.31	%(i)	2.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.35%		0.48%	0.45%		0.45%	0.45	%(k)	0.45%
Waiver/Reimbursement	0.17%		0.05%	0.06%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—	%(g)	0.78%	2.11	%(h)	3.23%	3.13	%(k)	2.29%
Net assets, end of period (000s)	$48,725		$71,050	$110,969		$91,712	$75,079		$20,757

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	0.0080	0.0219		0.0312	0.0126		0.0216
Less Distributions to Shareholders:
From net investment income	— (j)	(0.0080)	(0.0219)		(0.0312)	(0.0126)		(0.0216)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.81%	2.21	%(f)	3.16%	1.27	%(g)	2.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.34%	0.57%	0.55%		0.55%	0.55	%(i)	0.55%
Waiver/Reimbursement	0.30%	0.06%	0.05%		0.06%	0.07	%(i)	0.07%
Net investment income (h)	—	0.86%	1.88	%(f)	3.07%	2.99	%(i)	2.12%
Net assets, end of period (000s)	$1,333	$8,960	$13,214		$4,216	$7,376		$7,567

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	(j)	0.0062	0.0194		0.0287	0.0116		0.0191
Less Distributions to Shareholders:
From net investment income	—	(j)	(0.0062)	(0.0194)		(0.0287)	(0.0116)		(0.0191)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(k)	0.62%	1.96	%(f)	2.90%	1.16	%(g)	1.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.34%		0.76%	0.80%		0.80%	0.80	%(i)	0.80%
Waiver/Reimbursement	0.53%		0.12%	0.06%		0.06%	0.07	%(i)	0.07%
Net investment income (h)	—		0.64%	1.56	%(f)	2.86%	2.76	%(i)	1.88%
Net assets, end of period (000s)	$38,206		$59,499	$95,228		$29,191	$26,833		$28,871

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than $0.0001 per share.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	0.0073	0.0209		0.0302	0.0122		0.0206
Less Distributions to Shareholders:
From net investment income	— (k)	(0.0073)	(0.0209)		(0.0302)	(0.0122)		(0.0206)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.73%	2.11	%(g)	3.06%	1.23	%(h)	2.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.34%	0.64%	0.65%		0.65%	0.65	%(j)	0.65%
Waiver/Reimbursement	0.38%	0.09%	0.06%		0.06%	0.07	%(j)	0.07%
Net investment income (i)	—	0.70%	1.92	%(g)	3.01%	2.91	%(j)	2.06%
Net assets, end of period (000s)	$1,175	$24,394	$27,212		$14,790	$17,859		$25,572

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0010	0.0109	0.0250		0.0343	0.0139		0.0247
Less Distributions to Shareholders:
From net investment income	(0.0010)	(0.0109)	(0.0250)		(0.0343)	(0.0139)		(0.0247)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.09%	1.10%	2.53	%(f)	3.48%	1.40	%(g)	2.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24%	0.27%	0.24%		0.24%	0.24	%(i)	0.24%
Waiver/Reimbursement	0.07%	0.05%	0.06%		0.06%	0.07	%(i)	0.07%
Net investment income (h)	0.10%	1.06%	2.31	%(f)	3.43%	3.33	%(i)	2.44%
Net assets, end of period (000s)	$187,997	$445,549	$469,574		$307,411	$269,865		$123,606

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005	0.0104	0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0005)	(0.0104)	(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.05%	1.05%	2.48%	3.43%	1.38	%(g)	1.01	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.29%	0.32%	0.29%	0.29%	0.29	%(i)	0.29	%(i)
Waiver/Reimbursement	0.07%	0.05%	0.06%	0.06%	0.07	%(i)	0.07	%(i)
Net investment income (h)	0.05%	1.10%	2.49%	3.38%	3.28	%(i)	2.81	%(i)
Net assets, end of period (000s)	$9,829	$12,052	$14,788	$16,748	$18,503		$19,200

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0014	0.0113	0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0014)	(0.0113)	(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.13%	1.14%	2.57%	3.52%	1.42	%(g)	1.04	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.23%	0.20%	0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.07%	0.05%	0.06%	0.06%	0.07	%(i)	0.07	%(i)
Net investment income (h)	0.14%	1.14%	2.52%	3.46%	3.36	%(i)	2.90	%(i)
Net assets, end of period (000s)	$424,460	$590,847	$708,813	$681,696	$721,252		$802,458

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2010

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), formerly Columbia Tax-Exempt Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

BofA Tax-Exempt Reserves, August 31, 2010

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

BofA Tax-Exempt Reserves, August 31, 2010

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$307,592	$(299,543)	$(8,049)

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from	2010	2009
Tax-Exempt Income	$6,257,975	$127,807,009
Ordinary Income*	286,548	1,821,288
Long-Term Capital Gains	20,401	76,531

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,347,915	$—	$—

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its

BofA Tax-Exempt Reserves, August 31, 2010

investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Tax-Exempt	BofA Tax-Exempt

	Reserves	Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management	BofA Distributors, Inc.

Distributors, Inc.

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the

BofA Tax-Exempt Reserves, August 31, 2010

Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily

BofA Tax-Exempt Reserves, August 31, 2010

net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 8/31/10
$4,982,935	$6,391,950	$4,855,011	$16,229,896	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

BofA Tax-Exempt Reserves, August 31, 2010

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $248 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, 93.6% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The

BofA Tax-Exempt Reserves, August 31, 2010

Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $4,273,568 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves (formerly Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (a series of BofA Funds Series Trust) (formerly Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust) (the "Fund") at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2010, $20,401, or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2010, 99.88% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Tax-Exempt Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72207-0810 (10/10) 10/J4R1O6

BofATM Funds

Annual Report

August 31, 2010

BofA Treasury Reserves

(formerly Columbia Treasury Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Fund Governance	29

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.96	0.97	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.96	0.97	0.19
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.91	0.92	0.18
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.96	0.97	0.19
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.91	0.92	0.18
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.30	0.96	0.97	0.19
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.25	0.96	0.97	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2010

Government & Agency Obligations – 24.9%
	Par ($)	Value ($)
U.S. Government Obligations – 24.9%
U.S. Treasury Bills
0.190% 09/02/10 (a)	235,000,000	234,998,760
0.200% 09/02/10 (a)	380,000,000	379,997,889
0.210% 09/09/10 (a)	100,000,000	99,995,333
0.210% 01/06/11 (a)	285,000,000	284,788,863
0.220% 12/30/10 (a)	96,000,000	95,929,600
0.265% 10/07/10 (a)	150,400,000	150,360,144
U.S. Treasury Notes
0.875% 02/28/11	596,000,000	597,932,265
0.875% 12/31/10	191,000,000	191,420,950
0.875% 01/31/11	15,000,000	15,042,642
1.250% 11/30/10	115,000,000	115,281,161
2.000% 09/30/10	250,000,000	250,318,345
4.500% 02/28/11	48,000,000	49,023,326
U.S. Government Obligations Total		2,465,089,278
Total Government & Agency Obligations (cost of $2,465,089,278)		2,465,089,278
Repurchase Agreements – 78.1%
Repurchase agreement with Barclays Capital, dated 08/31/10, due 09/01/10 at 0.150%, collateralized by a U.S. Government Agency obligation maturing 08/31/17, market value $102,000,063 (repurchase proceeds $100,000,417)	100,000,000	100,000,000
Repurchase agreement with Barclays Capital, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/13, market value $670,140,034 (repurchase proceeds $657,004,380)	657,000,000	657,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 06/15/13, market value $714,000,056 (repurchase proceeds $700,004,667)	700,000,000	700,000,000
Repurchase agreement with BNP Paribas, dated 08/31/10, due 9/01/10 at 0.260%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/13, market value $518,090,001 (repurchase proceeds $503,003,633)	503,000,000	503,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by a U.S. Government Agency obligation maturing 11/15/11, market value $153,000,414 (repurchase proceeds $150,001,000)	150,000,000	150,000,000
Repurchase agreement with Deutsche Bank, dated 07/29/10, due 09/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/30, market value $370,260,092 (repurchase proceeds $363,075,423)	363,000,000	363,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/20, market value $614,535,864 (repurchase proceeds $602,490,017)	602,486,000	602,486,000
Repurchase agreement with Deutsche Bank, dated 08/31/10, due 12/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/38, market value $306,000,004 (repurchase proceeds $300,166,833)	300,000,000	300,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 12/26/12, market value $401,702,790 (repurchase proceeds $390,002,708)	390,000,000	390,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/10, due 09/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/16, market value $408,002,019 (repurchase proceeds $400,002,557)	400,000,000	400,000,000

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/20, market value $306,004,482 (repurchase proceeds $300,001,917)	300,000,000	300,000,000
Repurchase agreement with JPMorgan Chase, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/40, market value $153,000,414 (repurchase proceeds $150,001,000)	150,000,000	150,000,000
Repurchase agreement with Morgan Stanley, Inc., dated 08/31/10, due 09/01/10 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/22, market value $204,000,042 (repurchase proceeds $200,001,222)	200,000,000	200,000,000
Repurchase agreement with Morgan Stanley, Inc., dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/19/12, market value $247,200,001 (repurchase proceeds $240,001,667)	240,000,000	240,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2010

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Canada, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/26, market value $510,000,046 (repurchase proceeds $500,003,333)	500,000,000	500,000,000
Repurchase agreement with Royal Bank of Scotland, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/36, market value $510,001,357 (repurchase proceeds $500,003,333)	500,000,000	500,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/20, market value $510,000,081 (repurchase proceeds $500,003,472)	500,000,000	500,000,000
Repurchase agreement with Societe Generale, dated 08/31/10, due 09/01/10 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/23, market value $510,000,130 (repurchase proceeds $500,003,194)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/31/10, due 09/01/10 at 0.240%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/59, market value $270,300,001 (repurchase proceeds $265,001,767)	265,000,000	265,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.230%, collateralized by a U.S. Government Agency obligation maturing 08/31/17, market value $204,000,720 (repurchase proceeds $200,001,278)	200,000,000	200,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/10, due 09/01/10 at 0.250%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value $195,703,358 (repurchase proceeds $190,001,319)	190,000,000	190,000,000
Total Repurchase Agreements (cost of $7,710,486,000)		7,710,486,000
Total Investments – 103.0% (cost of $10,175,575,278) (b)		10,175,575,278
Other Assets & Liabilities, Net – (3.0)%		(299,325,818)
Net Assets – 100.0%		9,876,249,460

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $10,175,575,278.

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

August 31, 2010

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Government & Agency Obligations	24.9
Repurchase Agreements	78.1
103.0
Other Assets & Liabilities, Net	(3.0)
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2010

		($)
Assets	Repurchase agreements, at cost approximating value	7,710,486,000
	Investments, at amortized cost approximating value	2,465,089,278
	Total investments, at cost approximating value	10,175,575,278
	Cash	320
	Receivable for:
	Fund shares sold	42,439
	Interest	2,909,291
	Expense reimbursement due from investment advisor	26,559
	Trustees' deferred compensation plan	73,370
	Prepaid expenses	46,367
	Total Assets	10,178,673,624
Liabilities	Payable for:
	Investments purchased	300,000,000
	Fund shares repurchased	220,998
	Distributions	14,347
	Investment advisory fee	1,311,393
	Administration fee	338,038
	Pricing and bookkeeping fees	14,919
	Transfer agent fee	43,404
	Trustees' fees	159,308
	Custody fee	34,794
	Shareholder administration fees	101,501
	Chief compliance officer expenses	3,096
	Trustees' deferred compensation plan	73,370
	Other liabilities	108,996
	Total Liabilities	302,424,164
	Net Assets	9,876,249,460
Net Assets Consist of	Paid-in capital	9,878,013,774
	Overdistributed net investment income	(109,582)
	Accumulated net realized loss	(1,654,732)
	Net Assets	9,876,249,460

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2010

Capital Class Shares	Net assets	$3,785,055,361
	Shares outstanding	3,786,583,652
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$469,326,874
	Shares outstanding	469,523,484
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$176,050,779
	Shares outstanding	176,122,904
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$3,747,604,315
	Shares outstanding	3,749,221,434
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$18,884,428
	Shares outstanding	18,892,166
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$697,763,995
	Shares outstanding	698,054,468
	Net asset value per share	$1.00
Class A Shares	Net assets	$170,780,722
	Shares outstanding	170,850,317
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$810,782,986
	Shares outstanding	811,153,134
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2010

		($)
Investment Income	Interest	20,652,572
Expenses	Investment advisory fee	18,299,529
	Administration fee	12,059,686
	Distribution fee:
	Investor Class Shares	56,999
	Daily Class Shares	3,254,291
	Class A Shares	192,460
	Service fee:
	Liquidity Class Shares	598,502
	Adviser Class Shares	11,099,092
	Investor Class Shares	142,498
	Daily Class Shares	2,324,493
	Class A Shares	481,152
	Share administration fee:
	Trust Class Shares	684,156
	Class A Shares	192,460
	Institutional Class Shares	503,869
	Transfer agent fee	149,785
	Pricing and bookkeeping fees	158,713
	Trustees' fees	83,020
	Custody fee	221,607
	Chief compliance officer expenses	10,380
	Other expenses	815,857
	Total Expenses	51,328,549
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(11,745,066)
	Expenses waived by distributor:
	Trust Class Shares	(648,446)
	Liquidity Class Shares	(345,724)
	Adviser Class Shares	(10,876,706)
	Investor Class Shares	(196,900)
	Daily Class Shares	(5,533,342)
	Class A Shares	(856,122)
	Institutional Class Shares	(440,339)
	Fees waived by shareholder service provider—Liquidity Class Shares	(239,401)
	Expense reductions	(523)
	Net Expenses	20,445,980
	Net Investment Income	206,592
	Net Increase Resulting from Operations	206,592

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	206,592	47,962,199
	Net increase resulting from operations	206,592	47,962,199
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(207,271)	(26,523,741)
	Trust Class Shares	—	(1,680,300)
	Liquidity Class Shares	—	(1,183,781)
	Adviser Class Shares	—	(11,125,063)
	Investor Class Shares	—	(260,395)
	Daily Class Shares	—	(915,859)
	Class A Shares	—	(304,315)
	Institutional Class Shares	(449)	(5,967,903)
	Total distributions to shareholders	(207,720)	(47,961,357)
	Net Capital Stock Transactions	(5,620,093,956)	(12,991,729,083)
	Total increase (decrease) in net assets	(5,620,095,084)	12,991,728,241
Net Assets	Beginning of period	15,496,344,544	28,488,072,785
	End of period	9,876,249,460	15,496,344,544
	Overdistributed net investment income at end of period	(109,582)	(126,440)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2010		2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	23,833,271,125	23,833,271,125	55,543,785,108	55,543,785,108
Distributions reinvested	129,841	129,841	16,479,823	16,479,823
Redemptions	(25,744,620,625)	(25,744,620,625)	(61,300,536,458)	(61,300,536,458)
Net decrease	(1,911,219,659)	(1,911,219,659)	(5,740,271,527)	(5,740,271,527)
Trust Class Shares
Subscriptions	823,704,921	823,704,921	1,902,255,042	1,902,255,042
Distributions reinvested	—	—	9,385	9,385
Redemptions	(1,211,736,484)	(1,211,736,484)	(2,009,724,830)	(2,009,724,830)
Net decrease	(388,031,563)	(388,031,563)	(107,460,403)	(107,460,403)
Liquidity Class Shares
Subscriptions	877,661,242	877,661,242	1,843,408,407	1,843,408,407
Distributions reinvested	—	—	762,717	762,717
Redemptions	(1,114,708,183)	(1,114,708,183)	(2,427,098,445)	(2,427,098,444)
Net decrease	(237,046,941)	(237,046,941)	(582,927,321)	(582,927,320)
Adviser Class Shares
Subscriptions	12,011,381,270	12,011,381,270	19,684,782,552	19,684,782,552
Distributions reinvested	—	—	1,264,031	1,264,031
Redemptions	(13,529,813,236)	(13,529,813,236)	(24,844,510,258)	(24,844,510,258)
Net decrease	(1,518,431,966)	(1,518,431,966)	(5,158,463,675)	(5,158,463,675)
Investor Class Shares
Subscriptions	156,227,697	156,227,697	904,786,168	904,786,168
Distributions reinvested	—	—	202,806	202,806
Redemptions	(216,756,068)	(216,756,068)	(1,060,565,131)	(1,060,565,130)
Net decrease	(60,528,371)	(60,528,371)	(155,576,157)	(155,576,156)
Daily Class Shares
Subscriptions	756,948,912	756,948,912	3,100,924,600	3,100,924,599
Distributions reinvested	—	—	915,722	915,722
Redemptions	(1,212,494,702)	(1,212,494,702)	(3,107,706,571)	(3,107,706,571)
Net decrease	(455,545,790)	(455,545,790)	(5,866,249)	(5,866,250)
Class A Shares
Subscriptions	297,854,920	297,854,920	387,286,858	387,286,858
Distributions reinvested	—	—	13,041	13,041
Redemptions	(327,860,653)	(327,860,654)	(563,706,159)	(563,706,158)
Net decrease	(30,005,733)	(30,005,734)	(176,406,260)	(176,406,259)
Institutional Class Shares
Subscriptions	2,808,787,646	2,808,787,646	7,410,701,114	7,410,701,114
Distributions reinvested	312	312	5,178,378	5,178,378
Redemptions	(3,828,071,889)	(3,828,071,890)	(8,480,636,985)	(8,480,636,985)
Net decrease	(1,019,283,931)	(1,019,283,932)	(1,064,757,493)	(1,064,757,493)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0022	0.0282	0.0503	0.0202		0.0345
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0022)	(0.0282)	(0.0503)	(0.0202)		(0.0345)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.22%	2.85%	5.14%	2.04	%(h)	3.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%		0.19%	0.20%	0.20%	0.20	%(j)	0.20%
Waiver/Reimbursement	0.10%		0.06%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(g)	0.24%	2.80%	4.98%	4.83	%(j)	3.51%
Net assets, end of period (000s)	$3,785,055		$5,696,275	$11,436,408	$7,331,951	$2,254,712		$2,283,858

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0015	0.0272	0.0493	0.0198		0.0335
Less Distributions to Shareholders:
From net investment income	—	(0.0015)	(0.0272)	(0.0493)	(0.0198)		(0.0335)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.15%	2.75%	5.04%	2.00	%(f)	3.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.17%	0.27%	0.30%	0.30%	0.30	%(h)	0.30%
Waiver/Reimbursement	0.19%	0.08%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.13%	2.62%	4.92%	4.74	%(h)	3.35%
Net assets, end of period (000s)	$469,327	$857,336	$964,875	$706,054	$753,036		$658,693

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0012	0.0267		0.0488	0.0196		0.0330
Less Distributions to Shareholders:
From net investment income	—	(0.0012)	(0.0267)		(0.0488)	(0.0196)		(0.0330)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.12%	2.70	%(f)	4.99%	1.98	%(g)	3.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.17%	0.29%	0.35%		0.35%	0.35	%(i)	0.35%
Waiver/Reimbursement	0.34%	0.21%	0.15%		0.16%	0.16	%(i)	0.16%
Net investment income (h)	—	0.17%	2.53	%(f)	4.86%	4.68	%(i)	3.31%
Net assets, end of period (000s)	$176,051	$413,066	$995,952		$750,842	$463,198		$428,929

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0011	0.0257	0.0478	0.0192		0.0320
Less Distributions to Shareholders:
From net investment income	—	(0.0011)	(0.0257)	(0.0478)	(0.0192)		(0.0320)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.11%	2.60%	4.88%	1.93	%(f)	3.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.17%	0.31%	0.45%	0.45%	0.45	%(h)	0.45%
Waiver/Reimbursement	0.34%	0.19%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.13%	2.50%	4.77%	4.58	%(h)	3.30%
Net assets, end of period (000s)	$3,747,604	$5,266,200	$10,424,598	$9,062,032	$7,525,633		$7,418,032

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0010	0.0247	0.0468	0.0188		0.0310
Less Distributions to Shareholders:
From net investment income	—	(0.0010)	(0.0247)	(0.0468)	(0.0188)		(0.0310)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.10%	2.50%	4.78%	1.89	%(f)	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.17%	0.32%	0.55%	0.55%	0.55	%(h)	0.55%
Waiver/Reimbursement	0.44%	0.28%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.11%	2.42%	4.68%	4.49	%(h)	3.05%
Net assets, end of period (000s)	$18,884	$79,399	$234,962	$219,797	$180,073		$230,999

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0007	0.0222	0.0443	0.0177		0.0285
Less Distributions to Shareholders:
From net investment income	—	(0.0007)	(0.0222)	(0.0443)	(0.0177)		(0.0285)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00%	0.07%	2.25%	4.52%	1.79	%(f)	2.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.17%	0.34%	0.79%	0.80%	0.80	%(h)	0.80%
Waiver/Reimbursement	0.69%	0.51%	0.06%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	0.06%	2.11%	4.42%	4.24	%(h)	3.06%
Net assets, end of period (000s)	$697,764	$1,153,305	$1,159,298	$882,296	$648,576		$710,078

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)(b)	2009	2008	2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	0.0009	0.0237	0.0458	0.0184		0.0300
Less Distributions to Shareholders:
From net investment income	—	(0.0009)	(0.0237)	(0.0458)	(0.0184)		(0.0300)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00%	0.09%	2.40%	4.67%	1.85	%(h)	3.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.17%	0.34%	0.65%	0.65%	0.65	%(j)	0.65%
Waiver/Reimbursement	0.54%	0.36%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	0.12%	2.53%	4.57%	4.39	%(j)	3.05%
Net assets, end of period (000s)	$170,781	$200,805	$377,207	$647,929	$593,733		$707,503

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0019	0.0278	0.0499	0.0201		0.0341
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0019)	(0.0278)	(0.0499)	(0.0201)		(0.0341)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.19%	2.81%	5.10%	2.02	%(h)	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.17%		0.22%	0.24%	0.24%	0.24	%(j)	0.24%
Waiver/Reimbursement	0.13%		0.07%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(g)	0.21%	2.68%	4.96%	4.81	%(j)	3.51%
Net assets, end of period (000s)	$810,783		$1,829,959	$2,894,773	$2,189,669	$1,313,381		$1,036,381

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2010

Note 1. Organization

BofA Treasury Reserves (the "Fund"), formerly Columbia Treasury Reserves, a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Treasury Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes were reorganized into the corresponding share class of the Fund. Prior to the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value. The Fund is closed to purchases by new investors and new accounts.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost,

19

BofA Treasury Reserves, August 31, 2010

an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the

20

BofA Treasury Reserves, August 31, 2010

Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$17,986	$20,714	$(38,700)

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31,
Distributions paid from:	2010	2009
Ordinary Income*	$207,720	$47,961,357

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$7,012
2012	422,339
2013	711,196
2014	514,185
Total	$1,654,732

Capital loss carryforwards of $20,714 expired for the Fund during the year ended August 31, 2010.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change

21

BofA Treasury Reserves, August 31, 2010

in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., an indirect parent company of Columbia Management Advisors, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Fund. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Fund:	Columbia Treasury Reserves	BofA Treasury Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the

22

BofA Treasury Reserves, August 31, 2010

Fund. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides the Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

23

BofA Treasury Reserves, August 31, 2010

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the

24

BofA Treasury Reserves, August 31, 2010

Statement of Assets and Liabilities. Any payments to plan participants are paid solely out of the Fund's assets.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

At August 31, 2010, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2013	2012	2011	recovery	ended 08/31/10
$7,398,397	$13,656,317	$14,300,715	$35,355,429	$—

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery. Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses by $523 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

25

BofA Treasury Reserves, August 31, 2010

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A onetime structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, five shareholders held 92.7% of the Fund's shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves (formerly Columbia Treasury Reserves, a series of Columbia Funds Series Trust)

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (formerly Columbia Treasury Reserves, a series of Columbia Funds Series Trust) (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

27

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director–Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer–California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer–Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman–Conseco, Inc. (insurance), September 2003 through current; Executive Chairman–Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director–Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director–MIT Investment Company; Trustee–MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member–Piedmont Natural Gas.

29

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor–McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President-Fund Treasury since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

31

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Treasury Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72214-0810 (10/10) 10/61F4J1

BofATM Funds

Annual Report

August 31, 2010

■  BofA Connecticut Municipal Reserves
(formerly Columbia Connecticut Municipal Reserves)

■  BofA Massachusetts Municipal Reserves
(formerly Columbia Massachusetts
Municipal Reserves)

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolios	3

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	14

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Fund Governance	29

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

To Our Valued Shareholders:

Over the past year, the short-term debt markets continued their recovery from the worst effects of the global financial crisis, but even with that healing, the market environment was hardly hospitable for money market fund investors. The sovereign debt crisis in Europe, anemic economic growth globally and record low interest rates combined to present investors with some very difficult challenges.

At BofA Global Capital Management, we responded to those challenges by maintaining our focus on what is important to investors in the BofA Funds—principal preservation, a high degree of liquidity and achieving the best yields possible consistent with an emphasis on principal preservation and liquidity. To achieve those objectives, we employ sophisticated risk management processes and a conservative approach to security selection that we believe will better insulate our funds from market turbulence. Recognizing the importance of human capital to effective risk management, we have also strengthened our investment team by adding seasoned credit analysts and other talented professionals, whose insights we believe will better position us to manage portfolio risk.

The investments we made in our business—and by extension, in our clients—was an important component of our transition from the liquidity asset management arm of Columbia Management to BofA Global Capital Management. As you may know, Bank of America sold Columbia Management's equity and fixed income asset management businesses to Ameriprise Financial earlier this year. Bank of America elected to retain Columbia Management's liquidity asset management platform in part because of the importance of high-quality liquidity strategies to the bank's clients. We are pleased to report that we completed the transition of Columbia Management's liquidity asset management business to BofA Global Capital Management without disrupting Fund shareholders.

Unfortunately "disruption" was the operative word for the short-term debt markets during the past year. The deteriorating fiscal condition of many European governments raised concerns about the prospect of sovereign debt defaults and their impact on European financial institutions. The crisis, which some observers viewed as a threat to the viability of the European Union, had little direct impact on our funds' performance, as our conservative investment philosophy helped us limit our exposure to European bank debt. In the U.S., the Securities and Exchange Commission imposed new restrictions on the amount of investment risk the managers of money market funds can assume in order to make funds more stable during market crises. BofA Global Capital Management's money market funds were little affected by the SEC's mandates because we had adopted many of the requirements well in advance of their implementation dates.

Looking ahead, we can expect the challenging market environment to continue for the immediate future. The European debt crisis, while somewhat contained, has not been resolved completely and probably will not be until European governments adopt difficult structural reforms. In the United States, many states and municipalities face tough fiscal problems of their own due to declining tax revenues. Finally, record low interest rates continue to place heavy downward pressure on yields. In this environment, the best course of action for liquidity investors, in our view, is to pursue an investment program that emphasizes principal protection but also positions investors to benefit when rates begin to rise. We believe our focus on liquidity-oriented investment strategies, our experienced investment professionals and the resources available to us as part of one of the world's largest financial institutions make BofA Global Capital Management an ideal partner to help you navigate today's challenging markets. We look forward in the months ahead to demonstrating the value we can offer you, and we are grateful for the opportunity to have served you over the past year.

Sincerely,

Michael Pelzar
President, BofA Global Capital Management Group, LLC

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the  result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.10	1,023.74	1.46	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the  result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.10	1,023.84	1.36	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2010

Municipal Bonds – 99.3%
	Par ($)	Value ($)
Colorado – 3.0%
CO Educational & Cultural Facilities Authority
National Jewish Federation,
Series 2007 C4, LOC: U.S. Bank N.A. 0.260% 06/01/37 (09/01/10) (a)(b)(c)	2,500,000	2,500,000
CO Health Facilities Authority
North Colorado Medical Center,
Series 2009 A, LOC: Wells Fargo Bank N.A. 0.250% 05/15/24 (09/01/10) (a)(b)(c)	1,355,000	1,355,000
Colorado Total		3,855,000
Connecticut – 78.4%
CT Barclays Capital Municipal Trust Receipts
University of Connecticut,
Series 2010, LIQ FAC: Barclays Bank PLC 0.310% 02/15/26 (09/02/10) (a)(b)(c)(d)	3,180,000	3,180,000
CT Bethel
Series 2009,
1.500% 11/29/10	3,000,000	3,007,423
CT Development Authority
CIL Realty, Inc.,
Series 1990, LOC: HSBC Bank USA N.A. 0.250% 07/01/15 (09/01/10) (a)(b)(c)	2,015,000	2,015,000
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.480% 05/01/21 (09/02/10) (a)(b)(c)	985,000	985,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.290% 08/01/23 (09/01/10) (a)(b)(c)	5,000,000	5,000,000
CT East Lyme
Series 2010,
1.500% 02/09/11	1,800,000	1,809,331

	Par ($)	Value ($)
CT Glastonbury
Series 2010,
1.000% 11/15/10	1,225,000	1,226,232
CT Greenwich
Series 2010,
1.500% 01/27/11	8,000,000	8,039,781
CT Health & Educational Facilities Authority
Ascension Health Credit Group:
Series 2010: LIQ FAC: Citibank N.A. 0.300% 11/15/17 (09/02/10) (a)(b)(c)(d)	4,265,000	4,265,000
LIQ FAC: Morgan Stanley Bank 0.300% 11/15/40 (09/02/10) (a)(b)(c)(d)	3,000,000	3,000,000
Hebrew Life Choices, Inc.,
Series 2007 B, LOC: TD Bank N.A. 0.270% 07/01/37 (09/01/10) (a)(b)(c)	6,000,000	6,000,000
Hospital for Special Care,
Series 2010 E, LOC: FHLB 0.270% 07/01/37 (09/02/10) (a)(b)(c)	4,000,000	4,000,000
Hotchkiss School,
Series 2000 A, SPA: Northern Trust Co. 0.250% 07/01/30 (09/02/10) (a)(b)(c)	2,325,000	2,325,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.300% 07/01/47 (09/02/10) (a)(b)(c)	6,000,000	6,000,000
Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.250% 07/01/30 (09/01/10) (a)(b)(c)	4,400,000	4,400,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.310% 01/01/18 (09/02/10) (a)(b)(c)(d)	6,000,000	6,000,000
Yale University,
Series S-2, 0.250% 10/06/10	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.270% 07/01/32 (09/02/10) (a)(b)(c)	3,090,000	3,090,000
Series 2005, AMT,
LIQ FAC: Citibank N.A. 0.360% 11/15/10 (09/02/10) (a)(b)(c)	3,475,000	3,475,000
Series 2007, AMT,
SPA: Bank of New York 0.350% 11/15/15 (09/01/10) (a)(b)(c)	5,915,000	5,915,000
Series 2009 A-1,
SPA: JPMorgan Chase Bank 0.280% 05/15/39 (09/01/10) (a)(b)(c)	3,380,000	3,380,000
Series 2009,
SPA: State Street Bank & Trust Co. 0.280% 05/15/39 (09/01/10) (a)(b)(c)	1,700,000	1,700,000
CT Ridgefield
Series 2010,
1.500% 09/20/10	1,575,000	1,575,949
CT State
Series 2005 A-1,
SPA: Dexia Credit Local 0.280% 03/01/23 (09/02/10) (a)(b)(c)	5,000,000	5,000,000
Special Tax Obligation,
Transportation Infrastructure, Series 2008 A, 3.000% 11/01/10	4,135,000	4,151,691
CT Trumbull
Series 2009,
2.000% 09/09/10	3,000,000	3,001,014
CT University of Connecticut
Series 2000 A,
Pre-refunded 11/15/10, 6.000% 11/15/16	2,425,000	2,477,884
Series 2004 A,
5.000% 01/15/11	1,000,000	1,017,275
CT West Hartford
Series 2009,
2.000% 10/01/10	385,000	385,457
Connecticut Total		101,422,037

	Par ($)	Value ($)
Kentucky – 0.9%
KY Breckinridge County
Kentucky Association of Counties Leasing Trust,
Series 2002 A, LOC: U.S. Bank N.A. 0.250% 02/01/32 (09/01/10) (a)(b)(c)	1,100,000	1,100,000
Kentucky Total		1,100,000
Puerto Rico – 15.5%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.300% 08/01/47 (09/02/10) (a)(b)(c)	4,765,000	4,765,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.300% 07/01/28 (09/01/10) (a)(b)(c)	4,890,000	4,890,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Pre-refunded 10/01/10: 5.375% 10/01/24	1,150,000	1,166,391
5.500% 10/01/40	2,000,000	2,028,607
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.570% 08/01/42 (09/02/10) (a)(b)(c)	7,000,000	7,000,000
PR Commonwealth of Puerto Rico
Series 2008 B,
LOC: Wells Fargo Bank N.A. 0.190% 07/01/32 (09/01/10) (a)(b)(c)	200,000	200,000
Puerto Rico Total		20,049,998

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Rhode Island – 1.5%
RI Industrial Facilities Corp.
Exxon Mobil Corp.,
Series 2001, 0.190% 02/01/25 (09/01/10) (a)(b)(c)	1,955,000	1,955,000
Rhode Island Total		1,955,000
Total Municipal Bonds (cost of $128,382,035)		128,382,035
Total Investments – 99.3% (cost of $128,382,035) (e)		128,382,035
Other Assets & Liabilities, Net – 0.7%		942,095
Net Assets – 100.0%		129,324,130

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $16,445,000, which represents 12.7% of net assets.

(e)  Cost for federal income tax purposes is $128,382,035.

  The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For more information on valuation inputs, please refer to the Security Valuation section in the Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Municipal Bonds	99.3
Other Assets & Liabilities, Net	0.7
100.0

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2010

Municipal Bonds – 100.6%
	Par ($)	Value ($)
Massachusetts – 96.9%
MA Barclays Capital Municipal Trust Receipts
Series 2010 64W, AMT,
LIQ FAC: Barclays Bank PLC 0.330% 06/01/41 (09/02/10) (a)(b)(c)	3,750,000	3,750,000
Series 2010,
LIQ FAC: Barclays Bank PLC 0.270% 12/15/34 (09/02/10) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
Series 2008,
LIQ FAC: Dexia Credit Local 0.450% 07/01/26 (09/02/10) (b)(c)	7,610,000	7,610,000
MA Department of Transportation
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.250% 01/01/37 (09/01/10) (b)(c)	12,490,000	12,490,000
Series 2010,
SPA: JPMorgan Chase Bank 0.280% 01/01/29 (09/01/10) (b)(c)	10,000,000	10,000,000
MA Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.300% 05/01/39 (09/02/10) (b)(c)	3,585,000	3,585,000
MA Development Finance Agency
Series 1,
LOC: JPMorgan Chase Bank 0.280% 10/06/10	4,650,000	4,650,000
Abby Kelley Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.300% 09/01/38 (09/02/10) (b)(c)	5,000,000	5,000,000
Avalon Action, Inc.,
Series 2006, AMT, LIQ FAC: FNMA 0.340% 07/15/40 (09/02/10) (b)(c)	5,000,000	5,000,000

	Par ($)	Value ($)
Babson College,
Series 2008 A, LOC: FHLB 0.220% 10/01/32 (09/02/10) (b)(c)	8,420,000	8,420,000
Boston University:
Series 2008 U3, LOC: BNP Paribas 0.250% 10/01/40 (09/02/10) (b)(c)	5,555,000	5,555,000
Series 2008 U6C, LOC: JPMorgan Chase Bank 0.240% 10/01/42 (09/01/10) (b)(c)	2,600,000	2,600,000
Series 2004, AMT, LIQ FAC: FHLMC 0.400% 01/01/36 (09/02/10) (b)(c)	9,720,000	9,720,000
The Fay School, Inc.,
Series 2008, LOC: TD Bank N.A. 0.280% 04/01/38 (09/02/10) (b)(c)	11,600,000	11,600,000
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc.:
Series 2009 J-1, LOC: JPMorgan Chase Bank 0.270% 07/01/44 (09/01/10) (b)(c)	4,800,000	4,800,000
Series 2009 J2, LOC: JPMorgan Chase Bank 0.260% 07/01/44 (09/01/10) (b)(c)	3,490,000	3,490,000
Boston University,
Series 1985, LOC: State Street Bank & Trust Co. 0.270% 12/01/29 (09/01/10) (b)(c)	2,755,000	2,755,000
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.260% 07/01/38 (09/01/10) (b)(c)	5,000,000	5,000,000
Harvard University,
Series EE, 0.250% 10/06/10	5,000,000	5,000,000
Series 1999 R, 0.200% 11/01/49 (09/01/10) (c)(d)	2,350,000	2,350,000

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
Henry Heywood Memorial Hospital,
Series 2009 C, LOC: TD Bank N.A. 0.240% 07/01/38 (09/01/10) (b)(c)	3,965,000	3,965,000
Massachusetts Institute of Technology,
Series 2001 J-2, 0.230% 07/01/31 (09/02/10) (c)(d)	10,200,000	10,200,000
Partners Healthcare Systems, Inc.:
Series 2003 D-4, SPA: Citibank N.A. 0.240% 07/01/38 (09/02/10) (b)(c)	7,000,000	7,000,000
Series 2003 D-5, 0.200% 07/01/17 (09/01/10) (c)(d)	165,000	165,000
Series 2005 F-3, SPA: Citibank N.A. 0.270% 07/01/40 (09/02/10) (b)(c)	7,935,000	7,935,000
Series 2008 H-1, 0.340% 11/04/10	10,000,000	10,000,000
Putters,
Series 2006, LIQ FAC: JPMorgan Chase Bank 0.300% 10/01/12 (09/02/10) (b)(c)	185,000	185,000
Wellesley College:
Series 1999 G, 0.200% 07/01/39 (09/01/10) (c)(d)	200,000	200,000
Series 2008 I, 0.200% 07/01/39 (09/01/10) (c)(d)	795,000	795,000
MA Housing Finance Agency
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.360% 06/01/41 (09/02/10) (a)(b)(c)	11,765,000	11,765,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.290% 08/01/26 (09/01/10) (b)(c)	2,775,000	2,775,000

	Par ($)	Value ($)
MA Manchester-by-the-Sea
Series 2010,
1.250% 05/27/11 (e)	2,400,000	2,413,056
MA Newton
Series 2009 A,
3.000% 04/01/11	1,020,000	1,035,673
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 0.550% 07/01/30 (09/02/10) (b)(c)	13,375,000	13,375,000
Series 2008, AMT:
GTY AGMT: FHLMC 0.400% 11/01/37 (09/02/10) (b)(c)	10,000,000	10,000,000
LIQ FAC: FHLMC 0.400% 05/01/55 (09/02/10) (b)(c)	10,720,000	10,720,000
MA Quincy
Series 2010,
1.500% 01/28/11	12,900,000	12,956,607
MA State
Series 2000 C,
Pre-refunded 10/01/10, 5.750% 10/01/14	1,330,000	1,335,836
Series 2007,
LOC: Dexia Credit Local 0.400% 01/01/34 (09/02/10) (b)(c)	6,000,000	6,000,000
Series 2008 A:
LIQ FAC: Societe Generale 0.300% 05/01/37 (09/02/10) (b)(c)	8,500,000	8,500,000
LOC: Societe Generale 0.300% 08/01/37 (09/02/10) (b)(c)	7,625,000	7,625,000
Series 2010 A,
0.300% 02/01/11 (09/02/10) (c)(d)	17,440,000	17,440,000
MA University of Massachusetts Building Authority
Series 2008,
LOC: Lloyds TSB Bank PLC 0.270% 05/01/38 (09/01/10) (b)(c)	15,355,000	15,355,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2010

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Water Resources Authority
Series 2008 E,
SPA: JPMorgan Chase Bank 0.270% 08/01/37 (09/02/10) (b)(c)	2,610,000	2,610,000
Series 2008 F,
SPA: Bank of Nova Scotia 0.240% 08/01/29 (09/02/10) (b)(c)	7,445,000	7,445,000
Series 2008,
LOC: Dexia Credit Local 0.400% 08/01/25 (09/02/10) (b)(c)	2,970,000	2,970,000
MA Wellesley
Series 2010,
2.000% 03/15/11	1,400,000	1,412,829
MA Westborough
Series 2010,
1.500% 08/26/11	1,620,000	1,635,530
MA Weston
Series 2010:
1.000% 02/04/11	4,816,938	4,830,165
1.500% 02/04/11	6,000,000	6,031,192
Massachusetts Total		308,650,888
Puerto Rico – 3.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.300% 07/01/28 (09/01/10) (b)(c)	9,195,000	9,195,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Pre-refunded 10/01/10, 5.375% 10/01/24	2,500,000	2,535,382
Puerto Rico Total		11,730,382
Total Municipal Bonds (cost of $320,381,270)		320,381,270
Total Investments – 100.6% (cost of $320,381,270) (f)		320,381,270
Other Assets & Liabilities, Net – (0.6)%		(1,896,431)
Net Assets – 100.0%		318,484,839

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities, which were determined to be liquid, amounted to $22,115,000, which represents 6.9% of net assets.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2010.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2010.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $320,381,270.

  The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For more information on valuation inputs, please refer to the Security Valuation section in the Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

At August 31, 2010, the asset allocation of the Fund is as follows:

Asset Allocation (Unaudited)	% of Net Assets
Municipal Bonds	100.6
Other Assets & Liabilities, Net	(0.6)
100.0

See Accompanying Notes to Financial Statements.

8

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2010

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	128,382,035	320,381,270
Cash	4,308	865
Receivable for:
Investments sold	30	265,142
Investments sold on a delayed delivery basis	645,000	—
Fund shares sold	—	750
Interest	399,673	413,748
Expense reimbursement due from investment advisor	16,242	20,919
Trustees' deferred compensation plan	7,072	8,885
Prepaid expenses	262	1,447
Total Assets	129,454,622	321,093,026
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	—	2,413,056
Fund shares repurchased	—	221
Distributions	10,826	16,050
Investment advisory fee	17,016	41,395
Administration fee	—	3,595
Pricing and bookkeeping fees	8,798	12,891
Transfer agent fee	425	860
Trustees' fees	25,449	45,256
Audit fee	34,220	34,250
Legal fee	15,126	15,104
Custody fee	1,008	1,540
Shareholder services fee—Retail A Shares	1,760	4,745
Chief compliance officer expenses	1,144	1,174
Trustees' deferred compensation plan	7,072	8,885
Other liabilities	7,648	9,165
Total Liabilities	130,492	2,608,187
Net Assets	129,324,130	318,484,839
Net Assets Consist of
Paid-in capital	129,216,683	318,332,728
Undistributed net investment income	107,447	152,111
Net Assets	129,324,130	318,484,839
Retail A Shares
Net assets	$19,084,738	$77,550,586
Shares outstanding	19,068,518	77,513,793
Net asset value per share	$1.00	$1.00
G-Trust Shares
Net assets	$110,239,392	$240,934,253
Shares outstanding	110,145,737	240,818,936
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

9

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2010

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	638,519	1,145,070
Expenses
Investment advisory fee	290,303	567,370
Administration fee	126,704	283,575
Shareholder service fee—Retail A Shares	23,276	84,749
Transfer agent fee	3,490	5,415
Pricing and bookkeeping fees	88,534	130,514
Trustees' fees	32,269	47,044
Custody fee	7,733	9,487
Audit fee	39,296	36,653
Legal fees	52,379	44,091
Chief compliance officer expenses	3,485	3,555
Treasury temporary guarantee program fee	6,460	9,871
Other expenses	49,921	53,711
Total Expenses	723,850	1,276,035
Fees waived or expenses reimbursed by investment advisor and/or administrator	(306,980)	(424,802)
Fees waived by distributor—Retail A Shares	(1,469)	(9,811)
Expense reductions	(20)	(66)
Net Expenses	415,381	841,356
Net Investment Income	223,138	303,714
Net realized gain on investments	1,267	35,788
Net Increase Resulting from Operations	224,405	339,502

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets (continued) – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2010 ($)	2009 ($)	2010 ($)	2009 ($)
Operations
Net investment income	223,138	3,397,528	303,714	4,788,106
Net realized gain on investments	1,267	70,287	35,788	22,610
Net increase resulting from operations	224,405	3,467,815	339,502	4,810,716
Distributions to Shareholders
From net investment income:
Retail A Shares	(7,956)	(251,452)	(31,759)	(1,074,346)
G-Trust Shares	(215,225)	(3,146,076)	(272,010)	(3,713,758)
Total distributions to shareholders	(223,181)	(3,397,528)	(303,769)	(4,788,104)
Net Capital Stock Transactions	(171,275,927)	17,138,214	(140,903,054)	(106,034,180)
Total increase (decrease) in net assets	(171,274,703)	17,208,501	(140,867,321)	(106,011,568)
Net Assets
Beginning of period	300,598,833	283,390,332	459,352,160	565,363,728
End of period	129,324,130	300,598,833	318,484,839	459,352,160
Undistributed net investment income at end of period	107,447	108,652	152,111	116,378

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	48,921,740	48,921,740	56,766,010	56,766,010
Distributions reinvested	7,953	7,953	248,725	248,725
Redemptions	(54,453,619)	(54,453,619)	(64,137,998)	(64,137,998)
Net decrease	(5,523,926)	(5,523,926)	(7,123,263)	(7,123,263)
G-Trust Shares
Subscriptions	356,633,327	356,633,327	496,233,462	496,233,462
Distributions reinvested	4,263	4,263	16,237	16,237
Redemptions	(522,389,591)	(522,389,591)	(471,988,222)	(471,988,222)
Net increase (decrease)	(165,752,001)	(165,752,001)	24,261,477	24,261,477

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	114,914,681	114,914,681	212,493,139	212,493,139
Distributions reinvested	31,756	31,756	1,073,559	1,073,559
Redemptions	(181,390,374)	(181,390,374)	(223,629,985)	(223,629,985)
Net decrease	(66,443,937)	(66,443,937)	(10,063,287)	(10,063,287)
G-Trust Shares
Subscriptions	458,328,101	458,328,101	474,572,409	474,572,409
Distributions reinvested	4,190	4,190	18,624	18,624
Redemptions	(532,791,408)	(532,791,408)	(570,561,926)	(570,561,926)
Net increase (decrease)	(74,459,117)	(74,459,117)	(95,970,893)	(95,970,893)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (e)	— (f)	0.009	0.024	0.033	0.008		0.024
Less Distributions to Shareholders:
From net investment income	— (f)	(0.009)	(0.024)	(0.033)	(0.008)		(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.03%	0.89%	2.38%	3.39%	0.83	%(i)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30%	0.34%	0.30%	0.30%	0.30	%(k)	0.46%
Waiver/Reimbursement	0.17%	0.10%	0.11%	0.21%	0.33	%(k)	0.14%
Net investment income (j)	0.03%	0.91%	2.36%	3.35%	3.30	%(k)	2.41%
Net assets, end of period (000s)	$19,085	$24,602	$31,715	$34,621	$22,354		$24,970

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (f)	0.001	0.010	0.025	0.034	0.009		0.025
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.010)	(0.025)	(0.034)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.13%	0.99%	2.48%	3.50%	0.86	%(i)	2.52%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.20%	0.24%	0.20%	0.20%	0.20	%(k)	0.37%
Waiver/Reimbursement	0.16%	0.10%	0.11%	0.21%	0.33	%(k)	0.13%
Net investment income (j)	0.13%	0.95%	2.41%	3.45%	3.39	%(k)	2.48%
Net assets, end of period (000s)	$110,239	$275,997	$251,676	$146,801	$109,635		$74,575

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(e)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(f)  Per share data was calculated using the average shares outstanding during the period.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (e)	— (f)	0.009	0.024	0.034	0.008		0.024
Less Distributions to Shareholders:
From net investment income	— (f)	(0.009)	(0.024)	(0.034)	(0.008)		(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.03%	0.94%	2.40%	3.43%	0.84	%(i)	2.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.27%	0.32%	0.28%	0.28%	0.28	%(k)	0.42%
Waiver/Reimbursement	0.12%	0.09%	0.08%	0.15%	0.19	%(k)	0.08%
Net investment income (j)	0.03%	0.87%	2.31%	3.38%	3.31	%(k)	2.48%
Net assets, end of period (000s)	$77,551	$143,993	$154,075	$106,505	$69,743		$56,919

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2010 (a)(b)	2009	2008		2007	2006 (c)		2006 (d)(e)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (f)	0.001	0.010	0.025		0.035	0.009		0.025
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.010)	(0.025)		(0.035)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.13%	1.03%	2.48	%(i)	3.51%	0.86	%(j)	2.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (k)	0.20%	0.24%	0.20%		0.20%	0.20	%(i)	0.34%
Waiver/Reimbursement	0.11%	0.09%	0.08%		0.15%	0.19	%(l)	0.08%
Net investment income (k)	0.10%	1.01%	2.28%		3.46%	3.39	%(l)	2.54%
Net assets, end of period (000s)	$240,934	$315,359	$411,289		$210,826	$159,235		$152,704

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(e)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(f)  Per share data was calculated using the average shares outstanding during the period.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA Money Market Funds
August 31, 2010

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves, formerly Columbia Connecticut Municipal Reserves, and BofA Massachusetts Municipal Reserves, formerly Columbia Massachusetts Municipal Reserves, (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

As of the close of business on December 31, 2009, the Funds acquired all of the assets and liabilities of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (the "Predecessor Funds"), respectively, each a series of Columbia Funds Series Trust, pursuant to a reorganization. Each reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each Predecessor Fund's Retail A shares were reorganized into the corresponding Fund's Retail A shares and each Predecessor Fund's G-Trust shares were reorganized into the corresponding Fund's G-Trust shares. Prior to the reorganization, the financial information of each Fund includes the financial information of the corresponding Predecessor Funds. Each of the Predecessor Funds was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. Each Fund is continuing the business, including carrying forward the financial and performance history, of the corresponding Predecessor Fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds' Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds' Board of Trustees has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market based net asset value deviates from $1.00 per share. In the

18

BofA Money Market Funds, August 31, 2010 (continued)

event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – the Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "Amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the Amendment requires reporting entities to disclose the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The Amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the Amendment is for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the Amendment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund

19

BofA Money Market Funds, August 31, 2010 (continued)

should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, Management expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds' capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2010, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
BofA Connecticut Municipal Reserves	$(1,162)	$(1,267)	$2,429
BofA Massachusetts Municipal Reserves	35,788	(35,788)	—

The tax character of distributions paid during the years ended August 31, 2010 and August 31, 2009 was as follows:

	August 31, 2010
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$220,899	$2,282	$—
BofA Massachusetts Municipal Reserves	267,686	7,505	28,578
	August 31, 2009
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$3,314,270	$83,258	$—
BofA Massachusetts Municipal Reserves	4,762,284	25,820	—

*For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

20

BofA Money Market Funds, August 31, 2010 (continued)

The components of distributable earnings on a tax basis as of August 31, 2010 and August 31, 2009 were as follows:

	August 31, 2010
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$118,273	$—	$—
BofA Massachusetts Municipal Reserves	176,945	—	—

	August 31, 2009
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$169,969	$—	$—
BofA Massachusetts Municipal Reserves	168,064	—	—

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Bank of America, N.A., the former indirect parent company of Columbia Management Group, LLC ("Columbia") (now known as BofA Global Capital Management Group, LLC), entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia to Ameriprise Financial, Inc. The transaction ("Transaction") included the sale of the part of the asset management business that advises long-term mutual funds, but did not include the sale of the part of the asset management business that advises the Funds. The transaction closed on May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Funds and their investment advisor, administrator and distributor changed as shown in the following table:

	Name Prior to May 1, 2010	Current Name
Funds:	Columbia Connecticut Municipal	BofA Connecticut Municipal

	Reserves	Reserves

	Columbia Massachusetts Municipal Reserves	BofA Massachusetts Municipal Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

21

BofA Money Market Funds, August 31, 2010 (continued)

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2010, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by BofA, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, effective May 1, 2010, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain sub-administration services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under the Sub-Administration Agreement.

Pricing and Bookkeeping Fees

Prior to May 1, 2010, the Trust had a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provided financial reporting services to the Funds. Prior to May 1, 2010, the Trust had an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the " Former State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Funds. Effective May 1, 2010, the Trust entered into an amended and restated Financial Reporting Services Agreement and an amended and restated Accounting Services Agreement with State Street and BofA (the "Current State Street Agreements") pursuant to which State Street provides each Fund with services similar to those provided under the Former State Street Agreements. Under the Current State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to each Fund's expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing each Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management Group, LLC ("BofA Global Capital Management") and an indirect, wholly owned subsidiary of BOA, provided

22

BofA Money Market Funds, August 31, 2010 (continued)

shareholder services to the Funds and had contracted with Boston Financial Data Services, Inc. ("BFDS" or the "Current Transfer Agent") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Funds.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Funds. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, the Current Transfer Agent acts as transfer agent for each Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Funds' minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2010, no minimum account balance fees were charged by the Funds.

Shareholder Servicing Fee

BofA Distributors, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares.

The Trust has adopted a shareholder services plan (the "Servicing Plan") with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2010, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of BofA or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed

23

BofA Money Market Funds, August 31, 2010 (continued)

$15,000 per year. Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities. Any payments to plan participants are paid solely out of the Funds' assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the year ended August 31, 2010, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$20
BofA Massachusetts Municipal Reserves	66

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A onetime structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2010, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2010, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
BofA Connecticut Municipal Reserves	2	97.6
BofA Massachusetts Municipal Reserves	2	97.3

As of August 31, 2010, no other shareholders owned more than 5% of the outstanding shares of each Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

24

BofA Money Market Funds, August 31, 2010 (continued)

Note 8. Significant Risks and Contingencies Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a Fund's value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

At August 31, 2010, investment concentrations by state and/or qualified issuers of each Fund were as follows:

BofA Connecticut Municipal Reserves	% of Net Assets
Connecticut	78.4
Puerto Rico	15.5
Colorado	3.0
Rhode Island	1.5
Kentucky	0.9
BofA Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	96.9
Puerto Rico	3.7

Concentration of Credit Risk

Each of the Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit.

At August 31, 2010, no private insurers insured greater than 5% of the total net assets of each respective Fund.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to each Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of each respective Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Funds subsequently liquidated. The Program only covered the amount a shareholder held in each respective Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves paid $134,946 and $206,170, respectively, to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

25

BofA Money Market Funds, August 31, 2010 (continued)

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (BACAP, now known as BofA Advisors, LLC) and BACAP Distributors, LLC (now known as BofA Distributors, Inc.) (collectively BAC), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, its Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. That stipulation was amended on February 4, 2010. The settlement has been preliminarily approved by the court. A final approval hearing on the settlement is scheduled for October 21 and 22, 2010. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves (formerly Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust) and BofA Massachusetts Municipal Reserves (formerly Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust),

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Connecticut Municipal Reserves (formerly Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust) and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") (formerly Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust) at August 31, 2010, and the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2010

27

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

For the fiscal year ended August 31, 2010, 99.54% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

BofA Massachusetts Municipal Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2010, $28,578, or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2010, 99.98% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 11 Funds; Trustee—Columbia Funds.

William P. Carmichael (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee and Chairman of the Board (since 1999)	Retired. Oversees 11 Funds; Trustee—Columbia Funds; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (athletic shoes and apparel); Former Director of Spectrum Brands, Inc. (consumer products).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	President and Chief Executive Officer—California Bank, N.A., from January 2008 through current; oversees 11 Funds; Trustee—Columbia Funds.

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 11 Funds; Trustee—Columbia Funds; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 11 Funds; Trustee—Columbia Funds; Trustee—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan.

Minor M. Shaw (Born 1947)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 11 Funds; Trustee—Columbia Funds; Board Member—Piedmont Natural Gas.

29

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through 2006; oversees 11 Funds; Trustee—Columbia Funds; Director—Renaissance Reinsurance Ltd.; Trustee—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Dr. Santomero is currently deemed by the Fund to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the BofA Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

30

Fund Governance (continued)

Officers (Continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

31

This page intentionally left blank.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

PAID

DST OUTPUT

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2010

© 2010 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/72605-0810 (10/10) 10/N5Z1E6

Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William A. Hawkins, Edward J. Boudreau, Jr., and William P. Carmichael, are members of the registrant’s Board of Trustees and Audit Committee. William P. Carmichael qualifies as an audit committee financial expert.  Mr. Hawkins, Mr. Boudreau, and Mr. Carmichael are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the two series of the registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$521,080	$521,080

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$55,200	$50,600

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2010 and 2009, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2010 and August 31, 2009, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$44,388	$35,758

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended August 31, 2010 and August 31, 2009, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$706,478	$829,709

In both fiscal years 2010 and 2009, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.  Fiscal year 2010 also includes fees for agreed upon procedures related to the sale of the long-term asset management business and fees related to the review of revenue modeling schedules.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates.

Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended June 30, 2010 and June 30, 2009 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2010 and August 31, 2009 are approximately as follows:

2010	2009
$806,065	$916,067

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 19, 2010

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 19, 2010